April 27, 2001


Securities and Exchange Commission
450 5 Street, N.W.
Washington, DC  20549



RE:  Midland National Life Separate Account A
     File Number 33-76318

Commissioners:

Enclosed for filing is a complete copy, including exhibits, of Post-Effective Amendment Number 5 to the above referenced Form
S-6 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b)(4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan L L P at 202-383-0126.

Sincerely,



Paul M. Phalen, CLU, FLMI
Assistant Vice-President
Variable Services

VUL2CVR.TXT

As filed with the Securities and Exchange Commission on April 27, 2001
                                             Registration No. 33-76318
                                             POST-EFFECTIVE AMENDMENT
NO. 5

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM S-6
                              --------

              FOR REGISTRATION UNDER THE SECURITIES ACT
              OF 1933 OF SECURITIES OF UNIT INVESTMENT
                  TRUSTS REGISTERED ON FORM N-8B-2

              MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A
              ________________________________________
                         (Exact Name of Trust)

               MIDLAND NATIONAL LIFE INSURANCE COMPANY
                          (Name of Depositor)
                           One Midland Plaza
                         Sioux Falls, SD 57193
               (Address of Principal Executive Office)
                       _________________________
    Jack L. Briggs, Vice President, Secretary and General Counsel
               Midland National Life Insurance Company
                          One Midland Plaza
                        Sioux Falls, SD 57193

          (Name and Address of Agent for Service of Process)

                               Copy to:

                         Frederick R. Bellamy
                     Sutherland Asbill & Brennan L L P
                    1275 Pennsylvania Avenue, N.W.
                     Washington, D.C. 20004-2404

                  Variable Universal Life 2 Life Policies
                  (Title of Securities being offered)

It is proposed that this filing will become effective (check appropriate line):
        ___  immediately upon filing pursuant to paragraph (b)
        _X_  on April 27, 2001 pursuant to paragraph (b)
        ___  60 days after filing pursuant to paragraph (a) (1)
        ___  on _________________ pursuant to paragraph (a) (1) of Rule
485.

    If appropriate, check the following line:
        ___ the Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

    --------------------------------------------------------------------
--

S6VUL2.txt

VARIABLE UNIVERSAL LIFE 2


Issued By:
Midland National Life Insurance Company


One Midland Plaza  Sioux Falls, SD 57193  (605) 335-5700


Variable Universal Life 2 is an individual variable life
insurance    policycontract     issued by Midland
National Life Insurance Company. Variable Universal
Life 2:
	provides insurance coverage with flexibility in death
benefits and premiums;
	pays a death benefit if the insured person dies while the contract is still in force;
	can provide substantial     cash valuecontract fund
    build-up on a tax-deferred basis.  However,
there is no guaranteed    cash valuecontract fund
    for amounts you allocate to the Investment
Divisions. You bear the risk of poor investment
performance for those amounts.
	lets you borrow against your contract, withdraw part of the net cash surrender value, or completely surrender your contract. Loans and withdrawals
affect the    cash valuecontract fund,      and
may affect the death benefit.
After the first premium, you may decide how much
your premiums will be and how often you wish to pay
them, within limits. You may also increase or decrease
the amount of insurance protection, within limits.
Depending on the amount of premiums paid, this may
or may not be a Modified Endowment
   Cc    ontract     ("MEC")     . If it is a
   Modified Endowment contractMEC    , then
loans and withdrawals may have    negative more
adverse     tax consequences    than otherwise.

You have a limited right to examine your contract and
return it to us for a refund.
You may allocate your    cash valuecontract fund
    to our General Account or up to ten investment
divisions.  Each division invests in a specified mutual
fund portfolio.  You can choose among the following
   twenty-threethirty     investment divisions:
1.	VIP Money Market Portfolio
2.	VIP High Income Portfolio
3.	VIP Equity-Income Portfolio
4.	VIP Growth Portfolio
5.	VIP Overseas Portfolio
6.	   VIP MidCap Portfolio
6.7.	VIP II Asset Manager Portfolio
7.8.	VIP II Investment Grade Bond Portfolio
8.9.	VIP II Contrafund Portfolio
9.10.	VIP II Asset Manager: Growth Portfolio
10.11.	VIP II Index 500 Portfolio
11.12.	VIP III Growth & Income Portfolio
12.13.	VIP III Balanced Portfolio
13.14.	VIP III Growth Opportunities Portfolio
14.15.	American Century VP Capital Appreciation
Portfolio
15.16.	American Century VP Value Portfolio
16.17.	American Century VP Balanced Portfolio
17.18.	American Century VP International Portfolio
18.19.	American Century VP Income & Growth
Portfolio
19.20.	MFS VIT Emerging Growth Series
20.21.	MFS VIT Research Series
21.22.	MFS VIT Growth with IncomeInvestors Trust
Series
22.23.	MFS VIT New Discovery Series
23.24.	Lord Abbett Series Fund Inc. VC Growth and
Income Portfolio (hereinafter known as Lord
Abbett VC Growth and Income Portfolio)
25.	Lord Abbett Series Fund Inc. Mid-Cap Value
Portfolio (hereinafter known as Lord Abbett VC
Mid-Cap Value Portfolio)
26.	Lord Abbett Series Fund Inc. International
Portfolio (hereinafter known as Lord Abbett VC
International Portfolio)
27.	Alger American Small Capitalization Portfolio
28.	Alger American MidCap Growth Portfolio
29.	Alger American Growth Portfolio
30.	Alger American Leveraged AllCap Portfolio
Your    cash valuecontract fund     in the
investment divisions will increase or decrease based on investment performance. You bear this risk. The U.S.
Government does not insure or guarantee any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectus: May 1,    19992000.



Table of Contents



   PART 1: SUMMARY	4
FEATURES OF VARIABLE UNIVERSAL LIFE 2	4
Death Benefit Options	4
Contract Changes	4
Flexible Premium Payments	4
Additional Benefits	4
INVESTMENT CHOICES	5
YOUR  CONTRACT FUND	5
Transfers	6
Contract Loans	6
Withdrawing Money	6
Surrendering Your Contract	6
DEDUCTIONS AND CHARGES	6
Deductions From Your Premiums	6
Deductions From Your  Contract Fund	6
Surrender Charges	7
Portfolio Expenses	7
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	9
Your Right To Examine This Contract	9
Your Contract Can Lapse	10
Tax Effects of Variable Universal Life 2	10
Illustrations	10
Inquiries & Correspondence	10
State Variations	11
PART 2: DETAILED INFORMATION ABOUT
VARIABLE UNIVERSAL LIFE 2	11
INSURANCE FEATURES	11
How the Contracts Differ From Whole Life Insurance	11
Application for Insurance	11
Death Benefit	11
Maturity Benefit	13
Changes In Variable Universal Life 2	13
Changing The Face Amount of Insurance	13
Changing Your Death Benefit Option	14
When Contract Changes Go Into Effect	14
Flexible Premium Payments	14
Allocation of Premiums	15
Additional Benefits	16
SEPARATE ACCOUNT INVESTMENT CHOICES	17
Our Separate Account And Its Investment Divisions	17
The Funds	17
Investment Policies Of The Portfolios	17
USING YOUR CONTRACT FUND	21
The  Contract Fund	21
Amounts In Our Separate Account	21
How We Determine The Accumulation Unit Value	21
 Contract Fund Transactions	22
Transfers Of  Contract Fund	22
Dollar Cost Averaging	23
Contract Loans	23
Withdrawing Money From Your Contract Fund	24
Surrendering Your Contract	25
THE GENERAL ACCOUNT	25
DEDUCTIONS AND CHARGES	26
Deductions From Your Premiums	26
Charges Against The Separate Account	26
Deductions From Your  Contract Fund	27
Transaction Charges	28
How  Contract Fund Charges Are Allocated	28
Surrender Charges	29
Charges In The Funds	30
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	31
Your Right To Examine The Contract	31
Your Contract Can Lapse	31
You May Reinstate Your Contract	32
Contract Periods And Anniversaries	32
Maturity Date	32
We Own The Assets Of Our Separate Account	32
Changing the Separate Account	33
Limits On Our Right To Challenge The Contract	33
Your Payment Options	34
Lump Sum Payments	34
Optional Payment Methods	34
Your Beneficiary	35
Assigning Your Contract	35
When We Pay Proceeds From This Contract	35
TAX EFFECTS	36
Contract Proceeds	36
Possible Charge for Midland's Taxes	38
Other Tax Considerations	38
PART 3: ADDITIONAL INFORMATION	39
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	39
YOUR VOTING RIGHTS AS AN OWNER	39
OUR REPORTS TO CONTRACT OWNERS	40
DIVIDENDS	40
MIDLAND'S SALES AND OTHER AGREEMENTS	40
REGULATION	41
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	42
LEGAL MATTERS	42
FINANCIAL 	42
ADDITIONAL INFORMATION	42
MANAGEMENT OF MIDLAND	43
ILLUSTRATIONS	46
DEFINITIONS	51
PERFORMANCE	53
FINANCIAL STATEMENTS	54
PART 1: SUMMARY	4
FEATURES OF VARIABLE UNIVERSAL LIFE 2	4
Death Benefit Options	4
Contract Changes	4
Flexible Premium Payments	4
Additional Benefits	4
INVESTMENT CHOICES	5
YOUR CASH VALUE	5
Transfers	6
Contract Loans	6
Withdrawing Money	6
Surrendering Your Contract	6
DEDUCTIONS AND CHARGES	6
Deductions From Your Premiums	6
Deductions From Your Cash Value	6
Surrender Charges	7
Portfolio Expenses	7
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	9
Your Right To Examine This Contract	9
Your Contract Can Lapse	9
Tax Effects of Variable Universal Life 2	10
Illustrations	10
Inquiries & Correspondence	10
State Variations	11
PART 2: DETAILED INFORMATION ABOUT
VARIABLE UNIVERSAL LIFE 2	11
INSURANCE FEATURES	11
How the Contracts Differ From Whole Life Insurance	11
Application for Insurance	11
Death Benefit	11
Maturity Benefit	13
Changes In Variable Universal Life 2	13
Changing The Face Amount of Insurance	13
Changing Your Death Benefit Option	14
When Contract Changes Go Into Effect	14
Flexible Premium Payments	14
Allocation of Premiums	15
Additional Benefits	15
SEPARATE ACCOUNT INVESTMENT CHOICES	17
Our Separate Account And Its Investment Divisions	17
The Funds	17
Investment Policies Of The Portfolios	17
USING YOUR CASH VALUE	21
The Cash Value	21
Amounts In Our Separate Account	21
How We Determine The Accumulation Unit Value	21
Cash Value Transactions	22
Transfers Of Cash Value	22
Dollar Cost Averaging	22
Contract Loans	23
Withdrawing Money From Your  Cash Value	24
Surrendering Your Contract	25
THE GENERAL ACCOUNT	25
DEDUCTIONS AND CHARGES	26
Deductions From Your Premiums	26
Charges Against The Separate Account	26
Deductions From Your Cash Value	26
Transaction Charges	28
How Cash Value Charges Are Allocated	28
Surrender Charges	28
Charges In The Funds	29
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS	31
Your Right To Examine The Contract	31
Your Contract Can Lapse	31
You May Reinstate Your Contract	31
Contract Periods And Anniversaries	32
Maturity Date	32
We Own The Assets Of Our Separate Account	32
Changing the Separate Account	32
Limits On Our Right To Challenge The Contract	33
Your Payment Options	33
Lump Sum Payments	33
Optional Payment Methods	34
Your Beneficiary	35
Assigning Your Contract	35
When We Pay Proceeds From This Contract	35
TAX EFFECTS	35
Contract Proceeds	35
Possible Charge for Midland's Taxes	38
Other Tax Considerations	38
PART 3: ADDITIONAL INFORMATION	38
MIDLAND NATIONAL LIFE INSURANCE
COMPANY	38
YOUR VOTING RIGHTS AS AN OWNER	39
OUR REPORTS TO CONTRACT OWNERS	39
DIVIDENDS	40
MIDLAND'S SALES AND OTHER AGREEMENTS	40
REGULATION	40
DISCOUNT FOR EMPLOYEES OF SAMMONS
ENTERPRISES, INC.	41
LEGAL MATTERS	41
FINANCIAL 	42
ADDITIONAL INFORMATION	42
MANAGEMENT OF MIDLAND	43
ILLUSTRATIONS	46
DEFINITIONS	51
PERFORMANCE	53
FINANCIAL STATEMENTS	54
POLICY






This prospectus generally describes only the variable portion of the
   cC    ontract, except where the General
Account is specifically mentioned.
Buying this contract might not be a good way of replacing your existing insurance or adding more insurance if you already own a flexible premium variable life insurance contract.
You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.





PART 1: SUMMARY
In this prospectus "We", "Our", and "Us" mean
Midland National Life Insurance Company.
"You" and "Your" mean the owner of the contract.
We refer to the person who is covered by the contract
as the "Insured" or "Insured Person", because the
insured person and the owner may not be the same.
There is a list of definitions at the end of this
prospectus, explaining many words and phrases used
here and in the actual insurance    policycontract.

The detailed information appearing later in this
prospectus further explains the following
summary.  This summary must be read along with
that detailed information. Unless otherwise
indicated, the description of the contract in this
prospectus assumes that the contract is in force
and that there is no outstanding contract loan.
FEATURES OF VARIABLE UNIVERSAL LIFE
2
Death Benefit Options
Variable Universal Life 2 is life insurance on the
insured person.  If the contract is in force we will pay
a death benefit when the insured person dies.  You
can choose between two death benefit options:
	Option 1: death benefit equals the face amount
("Specified Amount") of the insurance contract.
This is sometimes called a "level" death benefit.
	Option 2: death benefit equals the face amount
plus the    cash valuecontract fund    .  This is
sometimes called a "variable" death benefit.
The death benefit may be even greater in some
circumstances. See "Death Benefit" on page
1111108.
We deduct any outstanding loans and unpaid charges
before paying any benefits.  The beneficiary can take
the death benefit in a lump sum or under a variety of
payment plans.
Whether your contract lapses or remains in force can
depend on the amount of your    cash valuecontract
fund     (less any outstanding loans and surrender
charges).  The    cash valuecontract fund,      in
turn, depends on the investment performance of the
investment divisions you select.  (The    cash
valuecontract fund     also depends on the
premiums you pay and the charges we deduct.)
However, during the Minimum Premium Period, you
can keep your policy in force by paying a certain
level of premiums.
The minimum face amount is generally $50,000.
However, for insured persons, age 0 to 14 at issue,
the minimum face amount is $25,000.
Contract Changes
You may change the death benefit option you have
chosen. You may also increase or decrease the face
amount of your contract, within limits.
Flexible Premium Payments
You may pay premiums whenever and in whatever
amount you want, within certain limits.  We require
an initial minimum premium based on the contract's
face amount and the insured person's age and sex.
You choose a planned periodic premium.  But
payment of the planned premiums does not ensure
that your contract will remain in force.  Additional
premiums may be required to keep your
   policycontract     from lapsing.  You need not
pay premiums according to the planned schedule.
However, you can ensure that your contract stays in
force during the Minimum Premium Period by paying
premiums    at least     equal to the accumulated
minimum premium amounts. See "Flexible Premium
Payments" on page 14141311.
Additional Benefits
You may choose to include additional benefits in the
contract by rider. These benefits may include:
	a disability waiver benefit (to waive the cost of
monthly deductions)
	a monthly disability benefit
	an accidental death benefit
	life insurance for children
	family life insurance coverage
	life insurance for additional insured persons
	an accelerated death benefit in the event of a
terminal illness.
We deduct any costs of additional benefits from your
   cash valuecontract fund     monthly. See
"Additional Benefits" on page 16151512.
INVESTMENT CHOICES
You may allocate your    cash valuecontract fund
    to up to ten of the following investment
divisions:
1.	Fidelity's Variable Insurance Products Fund
(VIP) Money Market Portfolio
2.	Fidelity's Variable Insurance Products Fund
(VIP) High Income Portfolio
3.	Fidelity's Variable Insurance Products Fund
(VIP) Equity-Income Portfolio
4.	Fidelity's Variable Insurance Products Fund
(VIP) Growth Portfolio
5.	Fidelity's Variable Insurance Products Fund
(VIP) Overseas Portfolio
6.	   Fidelity's Variable Insurance Products Fund
(VIP) MidCap Portfolio
6.7.	Fidelity's Variable Insurance Products Fund II
(VIP II) Asset Manager Portfolio
7.8.	Fidelity's Variable Insurance Products Fund II
(VIP II) Investment Grade Bond Portfolio
8.9.	Fidelity's Variable Insurance Products Fund II
(VIP II) Contrafund Portfolio
9.10.	Fidelity's Variable Insurance Products Fund II
(VIP II) Asset Manager: Growth Portfolio
10.11.	Fidelity's Variable Insurance Products Fund II
(VIP II) Index 500 Portfolio
11.12.	Fidelity's Variable Insurance Products Fund III
(VIP III) Growth & Income Portfolio
12.13.	Fidelity's Variable Insurance Products Fund III
(VIP III) Balanced Portfolio
13.14.	Fidelity's Variable Insurance Products Fund III
(VIP III) Growth Opportunities Portfolio
14.15.	American Century VP Capital Appreciation
Portfolio
15.16.	American Century VP Value Portfolio
16.17.	American Century VP Balanced Portfolio
17.18.	American Century VP International Portfolio
18.19.	American Century VP Income & Growth
Portfolio
19.20.	MFS VIT Emerging Growth Series
20.21.	MFS VIT Research Series
21.22.	MFS VIT Growth with IncomeInvestors Trust
Series
22.23.	MFS VIT New Discovery Series
23.24.	Lord Abbett VC Growth and Income
25.	Lord Abbett VC Mid-Cap Value Portfolio
26.	Lord Abbett VC International Portfolio
27.	Alger American Small Capitalization Portfolio
28.	Alger American MidCap Growth Portfolio
29.	Alger American Growth Portfolio
30.	Alger American Leveraged AllCap Portfolio
You bear the complete investment risk for all
amounts allocated to any of these investment
divisions.  You may also allocate your    cash
valuecontract fund     to our General Account,
where we guarantee the safety of principal and a
minimum interest rate.
For more information, see "The Funds" on page
17171613.
YOUR    CASH VALUE CONTRACT
FUND
Your    cash valuecontract fund     begins with
your first premium payment.  From your premium we
deduct a premium tax and any per premium expenses.
The balance of the premium is your beginning
   cash valuecontract fund.
Your    cash valuecontract fund     reflects:
	the amount and frequency of premium payments,
	deductions for the cost of insurance and expenses,
	the investment performance of your chosen
investment divisions,
	interest earned on amounts allocated to the General
account,
	loans, and
	partial withdrawals.
There is no guaranteed    cash valuecontract fund
    for amounts allocated to the investment
divisions.
See     "The  Contract FundThe Contract
FundThe Cash Value"     on page 21202016.
Transfers
You may transfer your    cash valuecontract fund
    between the General Account and the various
investment divisions.    Transfers take effect when
we receive your request.      We require a
minimum amount for each transfer, usually $200.
Currently, we allow an unlimited number of    free
    transfers. We reserve the right to charge a $25
fee after the    124    th transfer in a contract
year. There are other limitations on transfers to and
from the General Account. See "   Transfers Of
Contract FundTransfers Of Transfers
Of Transfers Of Transfers Of Transfers Of
Cash Value" on page 22212117.
   PolicyContract Loans
You may borrow up to 92% of your cash surrender
value (the cash valuecontract fund     less the
surrender charge).  Your contract will be the sole
security for the loan.  Your contract states a minimum
loan amount, usually $200.  Contract loan interest
accrues daily at an annually adjusted rate. See
"Contract Loans" on page 23232218. Contract loan
interest is not tax deductible on contracts owned by
an individual.  There may be federal tax
consequences for taking a    policycontract
    loan. See "TAX EFFECTS" on page 36353329.
Withdrawing Money
You may make a partial withdrawal from your
cash valuecontract fund.      The current minimum
withdrawal amount is $200    in any contract year.
      The maximum partial withdrawal you can
make is 20% of the net cash surrender value.  The
Net Cash Surrender Value is the cash surrender value
(your    cash valuecontract fund     minus any
surrender charge) minus any outstanding loan and
loan interest due.  Withdrawals are subject to other
requirements.  If you make more than one withdrawal
in a contract year, then we deduct a service charge
(no more than $25). See "   Withdrawing Money
From Your Contract FundWithdrawing Money
From Your Contract FundWithdrawing Money
From Your Contract FundWithdrawing Money
From Your Contract FundWithdrawing Money From
Your  Cash Value" on page 24242319.
Withdrawals and surrenders may have negative tax
effects. See "TAX EFFECTS" on page 36353329.
Surrendering Your Contract
You can surrender your contract for cash and then we
will pay you the net cash surrender value.  A
surrender charge may be deducted, and taxes and a
tax penalty may apply. See "Surrendering Your
Contract" on page 25252419.
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We charge a 2.5% premium tax on each premium
payment.  We may decrease or increase this charge
depending on our expenses, and we may vary this
charge by state. If you elect to pay premiums by Civil
Service Allotment, we also deduct a $.46 charge from
each premium payment. See "Deductions From Your
Premiums" on page 26252520.
Deductions From Your    Cash ValueContract
Fund
Certain amounts are deducted from your    cash
valuecontract fund     each month.
These are:
	an expense charge of $5.00 (currently, we plan to
make this deduction for only the first 15 contract
years),
	a cost of insurance charge.  The amount of this
charge is based on the insured person's attained
age, sex, risk class, and the amount of insurance
under your contract; and
	charges for additional benefits.
In addition, we deduct fees when you make:
	a partial withdrawal of net cash surrender value
more than once in a contract year or
	more than    fifteen four     transfers a year
between investment divisions.     (We reserve
the right to charge after the fourth transfer.)
See "Deductions From Your    Contract
FundDeductions From Your Cash Value" on
page 27262521.
We also deduct a daily charge at an annual rate of
1.10% of the assets in every investment division.
This charge is for certain mortality and expense risks,
as well as an administrative charge.
Surrender Charges
We deduct a surrender charge only if you surrender
your contract for its net cash surrender value or let
your contract lapse during the first 15 contract years.
If you keep this contract in force for 15 years, then
you will not incur a surrender charge.
The surrender charge has two parts: a deferred sales
charge and a deferred issue charge.  The deferred
sales charge partially reimburses us for our costs in
selling and distributing this contract.  The deferred
issue charge reimburses us for underwriting and our
other costs in issuing the contract.
The maximum deferred sales charge is:
	30% of any premium payment in the first 2
contract years up to one guideline annual premium
(this varies for each contract); and
	9% of all other premium payments.
After ten years, this charge begins to decline.  There
is no surrender charge after 15 years. The amount of
the deferred sales charge depends on:
1)	the amount of your premium payments,
2)	when you pay your premiums and
3)	when you surrender your contract or allow it to
lapse.
The deferred issue charge is on a fixed schedule per thousand dollars of face amount. It starts at $3.00 per $1,000 of face amount for the first 10 contract years and decreases to $0.00 after the 15th contract year.
This summary of the deferred sales charge and the deferred issue charge assumes no changes in face amount. See "Surrender Charges" on page 29282722.
Portfolio Expenses
   Each investment division invests exclusively in a corresponding mutual fund portfolio. Each portfolio pays an investment advisory fee, and may also incur other operating expenses. The total expenses for each portfolio (as a percentage of assets) for the year ending December 31, 2000 are shown in the table below.

PORTFOLIO ANNUAL EXPENSES(1)
(as a percentage of Portfolio average net assets after fee
waivers and after expenses reimbursement but before
any reductions for custodian and transfer agent expense
offsets.)
			TOTAL
	MANAGEMENT	OTHER	ANNUAL
	FEES	EXPENSES
	EXPENSES(2)
VIP Money Market(8)
  Portfolio	0.27%	0.08%	0.35%
VIP High Income
  Portfolio	0.58%	0.10%	0.68%
VIP Equity-Income(3)
  Portfolio 	0.48%	0.08%	0.56%
VIP Growth(3)
  Portfolio	0.57%	0.08%	0.65%
VIP Overseas(3)
  Portfolio	0.72%	0.17%	0.89%
VIP MidCap(3)
  Portfolio	0.57%	0.17%	0.74%
VIP II Asset Manager
  Portfolio 	0.53%	0.08%	0.61%
VIP II Investment Grade Bond
  Portfolio	0.43%	0.11%	0.54%
VIP II Contrafund (3)
   Portfolio	0.57%	0.09%	0.66%
VIP II Asset Manager: Growth(3)
   Portfolio	0.58%	0.11%	0.69%
VIP II Index 500(4)
   Portfolio	0.24%	0.04%	0.28%

VIP III Growth & Income(3)
   Portfolio	0.48%	0.10%	0.58%
VIP III Balanced(3)
  Portfolio 	0.43%	0.15%	0.58%
VIP III Growth Opportunities(3)
  Portfolio	0.58%	0.10%	0.68%
American Century VP Capital Appreciation
  Portfolio	0.98% 	0.00%	0.98%
American Century VP Value
  Portfolio	1.00%	0.00%	1.00%
American Century VP Balanced
  Portfolio	0.90%	0.00%	0.90%
American Century VP International
  Portfolio	1.23%	0.00%	1.23%
American Century VP Income & Growth
  Portfolio	0.70%	0.00%	0.70%
MFS VIT Emerging Growth(5)
  Series	0.75%	0.10%	0.85%
MFS VIT Research(5)
  Series	0.75%	0.10%	0.85%
MFS VIT Investors Trust(5)
  Series	0.75%	0.12%	0.87%
MFS VIT New Discovery(5) (6)
  Series	0.90%	0.16%	1.06%
Lord Abbett VC Growth & Income
  Portfolio	0.50%	0.53%	1.03%
Lord Abbett VC Mid-Cap Value(7)
  Portfolio	0.00%	0.35%	0.35%
Lord Abbett VC International(7)
  Portfolio	0.00%	0.35%	0.35%
Alger American Small Capitalization
  Portfolio	0.85%	0.05%	0.90%
Alger American MidCap Growth
  Portfolio	0.80%	0.04%	0.84%
Alger American Growth
  Portfolio	0.75%	0.04%	0.79%
Alger American Leveraged AllCap
  Portfolio	0.85%	0.05%	0.90%
(1) The fund data was provided by the funds or their managers. Midland has not independently verified the accuracy of the Fund data.
(2) The annual expenses shown are based on actual expenses for
2000 except as noted for the Lord Abbett VC Mid-Cap Portfolio and the Lord Abbett VC International Portfolio.  The expenses shown for Fidelity's VIP, VIP II, and VIP III Portfolios are those applicable to the Initial Class.
(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because, through
arrangements with the fund's custodian, credits realized s a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Including these reductions, total operating expenses would have been as follows:
	VIP Equity-Income Portfolio	0.55%
	VIP Growth Portfolio	0.64%
	VIP Overseas Portfolio	0.87%
	VIP MidCap Portfolio	0.69%
	VIP II Contrafund Portfolio	0.63%
	VIP II Asset Manager: Growth Portfolio	0.68%
	VIP III Growth & Income Portfolio	0.57%
	VIP III Balanced Portfolio	0.56%
	VIP III Growth Opportunities Portfolio	0.66%
(4) Fidelity Management and Research agreed to reimburse a
portion of the VIP II Index 500 expenses during 2000.  Without this reimbursement, the VIP II Index 500 would have had total expenses of 0.33%. This arrangement may be discontinued by the fund's manager at any time.
(5) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses.  The
expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Including these reductions, the total expenses would have been as follows:
MFS VIT Emerging Growth Series	0.84%
MFS VIT Research Series	0.84%
MFS VIT Investors Trust Series	0.86%
MFS VIT New Discovery Series	1.05%
This arrangement may be discontinued by the fund's manager at any time.
(6) MFS has agreed to bear expenses for this portfolio such that the portfolio's other expenses shall not exceed 0.15%. Without this limitation, the other expenses and total expenses would have been:
	Other	Total
	Expenses	Expenses
MFS VIT New Discovery	0.19%	1.09%
This arrangement may be discontinued by the fund's manager at any time.
(7) For the year 2000, Lord Abbett & Co. voluntarily waived its management fees from the VC Mid-Cap Value and VC
International portfolios and reimbursed a portion of each portfolio's expenses. Without these waivers and reimbursements, the total expenses would have been 1.56% for the VC Mid-Cap
Value and 2.37% for the VC International Portfolios. For the year 2001, Lord Abbett & Co. has agreed formally to continue to reimburse a portion of each of these portfolio's expenses to the extent necessary to maintain its "Other Expenses" at 0.35% of its average net assets. This agreement may be discontinued by Lord Abbett & Co. at any time.
(8)The annual class operating expenses provided are based on historical expenses adjusted to reflect the current management fee structure.

Each investment division invests exclusively in a
corresponding mutual fund portfolio.  Each portfolio
pays an investment advisory fee, and may also incur
other operating expenses. The total expenses for each
portfolio (as a percentage of assets) for the year
ending December 31, 1997 are shown in the table
below (except as otherwise noted).
	Total
Portfolio	Expenses
VIP Money Market	.30%
VIP High Income	.70%
VIP Equity-Income(1)	.58%
VIP Growth(1)	.68%
VIP Overseas(1)	.91%

VIP II Asset Manager(1)	.64%
VIP II Investment Grade Bond	.57%
VIP II Contrafund(1)	.70%
VIP II Asset Manager: Growth(1)	.73%
VIP II Index 500(1)	.35%

VIP III Growth & Income(1)	.61%
VIP III Balanced(1)	.59%
VIP III Growth Opportunities(1)	.71%

American Century VP Capital Appreciation	1.00%
American Century VP Value	1.00%
American Century VP Balanced	1.00%
American Century VP International	1.47%
American Century VP Income & Growth(4)	.70%

MFS VIT Emerging Growth(3)	.85%
MFS VIT Research(3)	.86%
MFS VIT Growth with IncomeInvestors Trust
Series(3)	.88%
MFS VIT New Discovery(2)(3)	1.17%

Lord Abbett VC Growth and Income	.51%

(1) This portfolio used a portion of its paid brokerage commissions to reduce its expenses. Certain portfolios used credits gained as a result of uninvested cash balances to reduce custodian and transfer agent expenses. Including these reductions, total
operating expenses would have been as follows:
VIP Equity-Income	0.57%
VIP Growth	0.66%
VIP Overseas	0.89%
VIP II Asset Manager	0.63%
VIP II Index 500	0.28%
VIP II Contrafund	0.66%
VIP II Asset Manager: Growth	0.72%
VIP III Balanced	0.58%
VIP III Growth Opportunities	0.70%
VIP III Growth & Income	0.60%
 (2) MFS has agreed to bear expenses for this portfolio, such that the portfolio's other expenses shall not exceed 0.25%. Without this limitation, the other expenses and total expenses would be 4.32% and 5.22% for the MFS VIT New Discovery.

(3) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursingdividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.
See "Charges In The Funds" on page 2824.
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS
Your Right To Examine This Contract
You have a right to examine and cancel the contract.
Your cancellation request must be postmarked by the
latest of the following 3 dates:
	10 days after you receive your contract,
	10 days after we mail you a notice of this right, or
	45 days after you sign the contract application.
If you cancel your contract during this period, then
we will return your    cash valuecontract fund
    plus all of the charges we have deducted from
premiums or from the investment divisions or the
cash valuecontract fund.       Expenses of the
portfolios are not returned.
See "Your Right To Examine The Contract" on page
31302925.
Your Contract Can Lapse
Your contract remains in force if the net cash
surrender value can pay the monthly charges.  In
addition, during the Minimum Premium Period, your
contract will remain in force as long as you meet the
applicable minimum premium requirements.
However, the contract can lapse after the Minimum
Premium Period no matter how much you pay in
premiums, if the net cash surrender value is
insufficient to pay the monthly charges (subject to the
grace period). See "Your Contract Can Lapse" on
page 31313025.
Tax Effects of Variable Universal Life 2
We believe that a contract issued on the basis of a
standard rate class should quality as a life insurance
contract for federal income tax purposes.  It is unclear
whether a contract issued on a substandard basis
would qualify as a life insurance contract, particularly
if you pay the full amount of premiums permitted
under the contract.  If a contract does not satisfy
Section 7702 of the Internal Revenue code (defining
life insurance for tax purposes), we will take
appropriate and reasonable steps to try to get the
contract to comply with Section 7702.
If a contract qualifies as a life insurance contract for
federal income tax purposes, then the death benefit
payment is not subject to federal income tax. In
addition, under current federal tax law, you do not
have to pay income tax on any increases in your
   cash valuecontract fund     as long as they
remain in your contract.
A contract may be treated as a     "    Modified
Endowment    cC    ontract     ("MEC"")
    depending upon the amount of premiums paid in
relation to the death benefit. If the contract is a
   Modified Endowment contractMEC,      then
all pre-death distributions, including contract loans,
will be treated first as distributions of taxable income
and then as a return of your investment in the
contract.  In addition, prior to age 59 1/2, such
distributions generally will be subject to a 10%
penalty tax.
If the contract is not a    Modified Endowment
contractMEC,      distributions generally will be
treated first as a return of your investment in the
contract and then as a distribution of taxable income.
Moreover,    generally     loans will not be
treated as distributions. Finally, distributions and
loans from a contract that is not a    Modified
Endowment contractMEC     are not subject to the
10% penalty tax. See "TAX EFFECTS" on page
36353329.
Illustrations
This prospectus includes sample projections of
hypothetical death benefits and cash surrender values,
beginning on page    4639.       These are only
hypothetical figures and are not indications of either past or anticipated future investment performance.
These hypothetical value projections may be helpful in understanding the long-term effects of different levels of investment performance, charges and deductions. They may help in comparing this contract to other life insurance contracts. They indicate that if the contract is surrendered in the early contract years, the net cash surrender value may be low compared to never purchasing the policy and investing the money used as premiums at 5% per year. This demonstrates that this contract should not be purchased as a short-term investment.
   Inquiries & Correspondence
If you have any questions about your contract or need to make changes, then contact your financial representative who sold you the contract, or contact us at our Executive Office at:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, South Dakota 57193
(605) 335-5700

You may send correspondence and transaction requests to Us by facsimile or telephone. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.
The procedures we follow for transactions initiated by telephone include requirements that callers identify themselves and the Contract Owner by name, social security number, date of birth of the Owner or the Insured, or other identifying information.
Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that we believe are genuine. We may record all telephone requests. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our
Home Office Executive Office. You bear those risks.

State Variations
Certain provisions of the contracts may be different
than the general description in this prospectus, and
certain riders and options may not be available,
because of legal restrictions in your state.  See your
contract for specific variations since any such state
variations will be included in your contract or in
riders or endorsements attached to your contract.  See
your agent or contact our Executive Office for
additional information that may be applicable to your
state.
PART 2: DETAILED INFORMATION
ABOUT VARIABLE UNIVERSAL LIFE 2
INSURANCE FEATURES
This prospectus describes our Variable Universal Life
2 contract. There may be contractual variances
because of requirements of the state where your
contract is issued.
How the Contracts Differ From Whole Life
Insurance
Variable Universal Life 2 (VUL-2) provides
insurance coverage with flexibility in death benefits
and premium payments.  It enables you to respond to
changes in your life and to take advantage of
favorable financial conditions.  VUL-2 differs from
traditional whole life insurance because you may
choose the amount and frequency of premium
payments, within limits.
In addition, VUL-2 has two types    of     death
benefit options.  You may switch back and forth
between these options.  Variable Universal Life 2
also allows you to change the face amount without
purchasing a new insurance    policycontract.
However, evidence of insurability may be required.
   Finally, VUL 2 is "variable" life insurance
because the Cash Value and other benefits will vary
up or down depending on the investment performance
of the investment divisions that you select.  You bear
the risk of poor investment performance, but you get
the benefit of good performance.
Application for Insurance
To apply for a contract you must submit a completed
application.  We decide whether to issue a contract
based on the information in the application and our
standards for issuing insurance and classifying risks.
If we decide not to issue a contract, then we will
return the sum of premiums paid plus interest
credited.  The maximum issue age is 80.
Death Benefit
We pay the death benefit to the beneficiary when the
insured person dies (outstanding indebtedness will be
deducted from the proceeds).  As the owner, you may
choose between two death benefit options:
	Option 1 provides a benefit that equals the face
amount of the contract.  This "level" death benefit
is for owners who prefer insurance coverage that
does not vary in amount and has lower insurance
charges.  Except as described below, the option 1
death benefit is level or fixed at the face amount.
	Option 2 provides a benefit that equals the face
amount of the contract plus the    cash
valuecontract fund     on the day the insured
person dies.  This "variable" death benefit is for
owners who prefer to have investment
performance reflected in the amount of their
insurance coverage.  Under Option 2, the value of
the death benefit fluctuates with your    cash
valuecontract fund.
Under both options, Federal tax law may require a
greater benefit.  This benefit is a percentage multiple
of your    cash valuecontract fund.       The
percentage declines as the insured person gets older
(this is referred to as the "corridor" percentage).  The
   minimum     death benefit will be your
   cash valuecontract fund     on the day the
insured person dies multiplied by the percentage for
his or her age.  For this purpose, age is the attained
age (last birthday) at the beginning of the contract
year of the insured person's death.
The percentages are shown below:
Table of Death Benefits
Based on    Cash ValueContract Fund
		The Death		The Death
		Benefit Will		Benefit Will
		Be At Least		Be At Least
	If The	Equal To	If The	Equal To
	Insured	This Percent	Insured	This Percent
	Person's	of The	Person's	of The
	Age Is   	Cash ValueContract Fund	Age Is
	Cash ValueContract Fund
	0-40	250%	60	130%
	41	243%	61	128%
	42	236%	62	126%
	43	229%	63	124%
	44	222%	64	122%

	45	215%	65	120%
	46	209%	66	119%
	47	203%	67	118%
	48	197%	68	117%
	49	191%	69	116%

	50	185%	70	115%
	51	178%	71	113%
	52	171%	72	111%
	53	164%	73	109%
	54	157%	74	107%

	55	150%	75-90	105%
	56	146%	91	104%
	57	142%	92	103%
	58	138%	93	102%
	59	134%	94	101%
95-99	100%


These percentages are based on federal income tax
law which require a minimum death benefit, in
relation to    cash valuecontract fund    , for your
contract to qualify as life insurance.
For example, assume the insured person is 55 years
old and the face amount is $100,000.  The "corridor
percentage" at that age is 150%.  Under Option 1, the
death benefit will generally be $100,000. However,
when the    cash valuecontract fund     is greater
than $66,666.67, the corridor percentage applies and
the death benefit will be greater than $100,000 (since
150% of $66,666.67 equals $100,000).  In this case,
at age 55, we multiply the    cash valuecontract
fund     by a factor of 150%.  So if the    cash
valuecontract fund     were $70,000, then the death
benefit would be $105,000.
Under Option 2, the death benefit is the face amount
plus the    cash valuecontract fund.       In this
example, if a 55 year-old had a face amount of
$100,000 and a    cash valuecontract fund     of
$200,000, then the death benefit would be $300,000.
This figure results from either: (a) adding the face
amount to the    cash valuecontract fund     or (b)
multiplying the    cash valuecontract fund      by
the corridor percentage.  For all    cash
valuecontract funds     higher than this level, the
corridor percentage would apply.  Therefore, for
every $1.00 added to the    cash valuecontract fund
    above $200,000, the death benefit would
increase by $1.50 (at that age).
Under either option, the length of time your contract
remains in force depends on the net cash surrender
value of your contract and whether you meet the
Minimum Premium Period requirements.  Your
coverage lasts as long as your net cash surrender
value can cover the monthly deductions from your
   cash valuecontract fund.       In addition,
during the Minimum Premium Period, your contract
remains in force if the sum of your premium
payments (minus any loans or withdrawals) is greater
than the sum of the monthly minimum premiums for
all of the contract months since the contract was
issued.
The investment performances of the investment
divisions and the interest earned in the General
Account affect your    cash valuecontract fund.
    Therefore, the returns from these investment
options can affect the length of time your contract
remains in force.
The minimum initial face amount generally is
$50,000. However, for issue ages 0 to 14, the
minimum is $25,000.
   Notice and Proof of Death.  We require
satisfactory proof of the insured's death before we
pay the death benefit.  That can be a certified copy of
a death certificate, a written statement by the
attending physician, a certified copy of a decree of a
court of competent jurisdiction as to the finding of
death, or any other proof satisfactory to us.
Payment of Death Benefits.  In most cases, when a
death benefit is paid in a lump sum, we will pay the
death benefit by establishing an interest bearing
account, called the "Midland Access Account," for
the beneficiary, in the amount of the death benefit.
We will send the beneficiary a checkbook, and the
beneficiary will have access to the account simply by
writing a check for all or any part of the amount of
the death benefit.  The Midland Access Account is
part of our General Account.  It is not a bank account
and it is not insured by the FDIC or any other
government agency.  As part of our General Account,
it is subject to the claims of our creditors.  We receive
a benefit from all amounts left in the Midland Access
Accounts.
Maturity Benefit
If the insured person is still living on the maturity
date, we will pay the beneficiary the    cash
valuecontract fund     minus any outstanding loans.
The contract will then end.  The maturity date is the
contract anniversary after the insured person's 100th
birthday.  In certain circumstances, you may extend
the maturity date. See "Maturity Date" on page
32313026.
Changes In Variable Universal Life 2
Variable Universal Life 2 gives you the flexibility to
choose from a variety of strategies that enable you to
increase or decrease your insurance protection.
A reduction in face amount lessens the emphasis on a
contract's insurance coverage by reducing both the
death benefit and the amount of pure insurance
provided.  The amount of pure insurance is the
difference between the    cash valuecontract fund
    and the death benefit.  This is the amount of risk
we take.  A reduced amount at risk results in lower
cost of insurance deductions from your    cash
valuecontract fund.
A partial withdrawal reduces the    cash
valuecontract fund     and may reduce the death
benefit, while providing you with a cash payment, but
generally does not reduce the amount at risk.
Choosing not to make premium payments may have
the effect of reducing the    cash valuecontract
fund.      Under death benefit option 1, reducing the
   cash valuecontract fund     increases the
amount at risk (thereby increasing the cost of
insurance deductions) while leaving the death benefit
unchanged; under death benefit option 2, it decreases
the death benefit while leaving the amount at risk
unchanged.
Increases in the face amount have the exact opposite
effect of decreases.
Changing The Face Amount of Insurance
You may change the face amount of your contract by
sending a written request to o   ur home
officeExecutive Office    .  You can only change
the face amount twice each contract year.  All
changes are subject to our approval and to the
following conditions.
For increases:
	Increases in the face amount must be at least
$25,000.
	To increase the face amount, you must provide
satisfactory evidence of insurability.  If the insured
person has become a more expensive risk, then we
charge higher cost of insurance fees for the
additional amounts of insurance (we may change
this procedure in the future).
	Monthly cost of insurance deductions from your
   cash valuecontract fund     will increase.
There will also be a surrender charge increase.
These begin on the date the face amount increase
takes effect.
	The right to examine this contract does not apply
to face amount increases.  (It only applies when
you first buy the contract.)
	   There will be an increase in the minimum
premium requirement.
For decreases:
	You cannot reduce the face amount below the
minimum we require to issue this contract at the
time of the reduction.  Monthly cost of insurance
deductions from your    cash valuecontract fund
    will decrease.
	The federal tax law may limit a decrease in the
face amount.  If that limit applies, then your new
death benefit will be your    cash valuecontract
fund     multiplied by the corridor percentage the
federal tax law specifies for the insured's age at
the time of the change.
	If you request a face amount decrease after you
have already increased the face amount at
substandard (i.e., higher) risk charges, and the
original face amount was at standard risk charges,
then we will first decrease the face amount that is
at substandard higher risk charges.  We may
change this procedure.
   Changing the face amount may have tax
consequences, so you should consult a tax advisor
before doing so.
Changing Your Death Benefit Option
You may change your death benefit option by
sending a written request to our home office.  We
require satisfactory evidence of insurability to make
this change.
If you change from option 1 to option 2, the face
amount decreases by    the amount of your cash
valuecontract fund     on the date of the change.
This keeps the death benefit and amount at risk the
same as before the change.  We may not allow a
change in death benefit option if it would reduce the
face amount below the minimum we require to issue
this contract at the time of the reduction.
If you change from option 2 to option 1, then the face
amount increases by the amount of your    cash
valuecontract fund     on the date of the change.
These increases and decreases in face amount are
made so that the amount of the death benefit remains
the same on the date of the change. When the death
benefit remains the same, there is no change in the
net amount at risk.  This is the amount on which the
cost of insurance charges are based.
   Changing the death benefit option may have tax
consequences, so you should consult a tax advisor
before making a change.
When Contract Changes Go Into Effect
Any changes in the face amount or the death benefit
option will go into effect on the monthly anniversary
of the date we approved your request.  After your
request is approved, you will receive a written notice
showing each change.  You should attach this notice
to your contract.  We may also ask you to return your
contract to us at our    home officeExecutive Office
    so that we can make a change.  We will notify
you if we do not approve a change you request.  For
example, we might not approve a change that would
disqualify your contract as life insurance for income
tax purposes.
Contract changes may have negative tax
consequences. See "TAX EFFECTS" on page
36353329.
Flexible Premium Payments
You may choose the amount and frequency of
premium payments, within the limits described
below.
Even though your premiums are flexible, your
contract information page will show a "planned"
periodic premium.  You determine the planned
premium when you apply and can change them at any
time.  You will specify the frequency to be on a
quarterly, semi-annual or annual basis.  The planned
premiums may not be enough to keep your contract in
force.  Planned periodic premiums may be monthly if
paid by pre-authorized check.  Premiums may be bi-
weekly if paid by Civil Service Allotment.
The insurance goes into effect when we receive your
initial minimum premium payment (and approve your
application).  We determine the initial minimum
premium based on:
1)	the age, sex, and premium class of the insured
person,
2)	the initial face amount of the contract, and
3)	any additional benefits selected.
All premium payments should be payable to
"Midland". After your first premium payment, all
additional premiums should be sent directly to our
   home officeExecutive Office.
We will send you premium reminders based on your
planned premium schedule.  You may make the
planned payment, skip the planned payment, or
change the frequency or the amount of the payment.
Generally, you may pay premiums at any time.
Amounts must be at least $50, unless made through a
$30 monthly automatic payment plan.
Payment of the planned premiums does not guarantee
that your contract will stay in force.  Additional
premium payments may be necessary.  The planned
premiums increase when the face amount of
insurance increases.
If you send us a premium payment that would cause
your contract to cease to qualify as life insurance
under Federal tax law, we will notify you and return
that portion of the premium that would cause the
disqualification.
Premium Provisions During The Minimum Premium
Period. During the Minimum Premium Period, you
can keep your contract in force by meeting a
minimum premium requirement. The Minimum
Premium Period lasts until the 5th contract
anniversary.  A monthly minimum premium is shown
on your contract information page.  (This is not the
same as the planned premiums.)  The minimum
premium requirement will be satisfied if the sum of
premiums you have paid, less your loans or
withdrawals, is more than the sum of the monthly
minimum premiums required to that date.
During the Minimum Premium Period, your contract
will lapse if:
	the net cash surrender value cannot cover the
monthly deductions from your    cash
valuecontract fund;      and
	the premiums you have paid, less your loans or
withdrawals, are less than the total monthly
minimum premiums required to that date.
   Remember that the net cash surrender value is
the cash valuecontract fund minus the surrender
charge minus any outstanding contract debt.
This contract lapse can occur even if you pay all of
the planned premiums.
Premium Provisions After The Minimum Premium
Period.  After the Minimum Premium Period, your
contract will lapse if the net cash surrender value
cannot cover the monthly deductions from your
   cash valuecontract fund.       Paying your
planned premiums may not be sufficient to maintain
your contract because of investment performance,
charges and deductions, contract changes or other
factors. Therefore, additional premiums may be
necessary to keep your contract in force.
Allocation of Premiums
Each net premium will be allocated to the investment
divisions or to our General Account on the day we
receive it (except that any premium received before
we issue the contract will not be allocated or invested
until we issue the contract).  The net premium is the
premium minus a premium tax and any expense
charges.  Each premium is put into your    cash
valuecontract fund     according to your
instructions.  Your contract application may provide
directions to allocate net premiums to our General
Account or the investment divisions.  You may not
allocate your    cash valuecontract fund     to
more than 10 investment divisions at any one point in
time.  Your allocation instructions will apply to all of
your premiums unless you write to our    home
officeExecutive Office     with new instructions.
Allocation percentages may be any whole number
from 0 to 100.  The sum of the allocation percentages
must equal 100.  Of course, you may choose not to
allocate a premium to any particular investment
division. See "THE GENERAL ACCOUNT" on page
25252420.  Any premium received before the record
date will be held and earn interest in the General
Account until the day after the record date.  When
this period ends your instructions will dictate how we
allocate it.
Additional Benefits
You may include additional benefits in your contract.
Certain benefits result in an additional monthly
deduction from your    cash valuecontract fund.
    You may cancel these benefits at any time.
However, canceling these benefits may have adverse
tax consequences and you should consult a tax
advisor before doing so.      The following briefly
summarizes the additional benefits that are currently
available:
(1)  Disability Waiver Benefit:  With this benefit,
we waive monthly charges from the    cash
valuecontract fund     if the insured person
becomes totally disabled on or after his/her 15th
birthday and the disability continues for at least 6
months.  If a disability starts before the contract
anniversary following the insured person's 60th
birthday, then we will waive monthly deductions for
as long as the disability continues.
(2)  Monthly Disability Benefit:  With this benefit,
we pay a set amount into your    cash valuecontract
fund     each month (the amount is on your contract
information page).  The benefit is payable when the
insured person becomes totally disabled on or after
their 15th birthday and the disability continues for at
least 6 months. The disability must start before the
contract anniversary following the insured person's
60th birthday. The benefit will continue until the
insured person reaches age 65. If the amount of
benefit paid into the    cash valuecontract fund
is more than the amount allowed under the income
tax code, the monthly benefit will be paid to the
insured person.
(3)  Accidental Death Benefit:  We will pay an
additional benefit if the insured person dies from a
physical injury that results from an accident, provided
the insured person dies before the contract
anniversary that is within a half year of his or her
70th birthday.
(4)  Children's Insurance Rider:  This benefit
provides term life insurance on the lives of the
insured person's children.  This includes natural
children, stepchildren and legally adopted children,
between the ages of 15 days and 21 years.  They are
covered until the insured person reaches age 65 or the
child reaches age 25.
(5) Family Insurance Rider:  This benefit provides
term life insurance on the insured person's children
as does the Children's Insurance. It also provides
decreasing term life insurance on the insured's
spouse.
(6)  Additional Insured Rider:  You may provide
term insurance for another person, such as the insured
person's spouse, under your contract. A separate
charge will be deducted for each additional insured.
(7)  Guaranteed Insurability Rider:  This benefit
provides for additional amounts of insurance without
further evidence of insurability.
(8)  Living Needs Rider:  This benefit provides an
accelerated death benefit as payment of an
"Advanced Sum," in the event the insured person is
expected to die within 12 months.
You can choose the    amount of the     death
benefit amount to accelerate at the time of the claim.
The maximum advanced sum is 50% of the eligible
death benefit (which is the death benefit of the
contract plus the sum of any additional death benefits
on the life of the insured person provided by any
eligible riders). Currently, there is a maximum of
$250,000 and a minimum of $5,000.
There is no charge for this benefit prior to the time of
a payment. The amount of the advanced sum is
reduced by expected future interest and may be
reduced by a charge for administrative expenses.
On the day we pay the accelerated benefit, we will
reduce the following in proportion to the reduction in
the eligible death benefit:
a.	the death benefit of the contract and of each
eligible rider
b.	the face amount
c.	any    cash valuecontract fund    s
d.	any outstanding loan
When we reduce the    cash valuecontract fund,
     we allocate the reduction based on the
proportion that your unloaned amounts in the General
Account and your amounts in the investment
divisions bear to the total unloaned portion of your
   cash valuecontract fund.
Pursuant to the Health Insurance Portability and
Accountability Act of 1996, we believe that for
federal income tax purposes an advanced sum
payment made under the living needs rider should
be fully excludable from the gross income of the
beneficiary, as long as the beneficiary     (the
taxpayer)      is the insured person under the
contract. However, you should consult a qualified
tax advisor about the consequences of adding this
rider to a contract or requesting an advanced sum
payment under this rider.
SEPARATE ACCOUNT INVESTMENT
CHOICES
Our Separate Account And Its Investment
Divisions
The "Separate Account" is our Separate Account A,
established under the insurance laws of the State of
   South DakotaIowa.       It is a unit investment
trust registered with the Securities and Exchange
Commission (SEC) under the Investment Company
Act of 1940 but this registration does not involve
any SEC supervision of its management or
investment policies.  The Separate Account meets
the definition of a "Separate Account" under the
federal securities laws.  The Separate Account has a
number of investment divisions, each of which
invests in the shares of a corresponding portfolio of
the Funds. You may allocate part or all of your net
premiums to    no more than     ten of the
twenty-threethirty     investment divisions of our
Separate Account.
The Funds
Each of the    2330     portfolios available under
the contract is a "series" of one of the following
investment companies:
1.	Fidelity's Variable Insurance Products Fund,
2.	Fidelity's Variable Insurance Products Fund II,
3.	Fidelity's Variable Insurance Products Fund III,
4.	American Century Variable Portfolios, Inc.,
5.	MFS Variable Insurance Trusts, and
6.	Lord Abbett's Series Fund, Inc.
7.	   Alger American Fund
The Funds' shares are bought and sold by our
Separate Account at net asset value. More detailed
information about the Funds and their investment
objectives, policies, risks, expenses and other aspects
of their operations, appear in their prospectuses,
which accompany this prospectus.
Midland may from time to time receive revenue from
the Funds and/or from their managers.  The amounts
of the revenue, if any, may be    substantial, may
vary between funds and portfolios, and may b    e
based on the amount of Midland's investments in the
Funds.
Investment Policies Of The Portfolios
Each portfolio tries to achieve a specified investment
objective by following certain investment policies. A
portfolio's objectives and policies affect its returns
and risks. Each investment division's performance
depends on the experience of the corresponding
portfolio.  The objectives of the portfolios are as
follows:
Portfolio
Objective
VIP Money Market
   Portfolio
Seeks as high a level of
current income as is
consistent with preservation
of capital and liquidity by
investing in U.S. dollar-
denominated money market
securities.
VIP High
Income
   Portfolio
Seeks a high level of current
income by investing
primarily in income-
producing debt securities
while also considering
growth of capital.
   PolicyContract
    owners should
understand that the fund's
unit price may be volatile
due to the nature of the high
yield bond marketplace.
VIP Equity-Income
   Portfolio
Seeks reasonable income by
investing primarily in
income-producing equity
securities. In choosing these
securities, the
Investment     Manager
will consider the potential
for capital appreciation. The
Portfolio's goal is to achieve
a yield which exceeds the
composite yield on the
securities comprising the
Standard & Poor's
Composite Index of 500
Stocks.
VIP Growth
   Portfolio
Seeks capital appreciation
by investing in common
stocks. The adviser invests
the fund's assets in
companies the adviser
believes have above-average
growth potential.
VIP Overseas
   Portfolio
Seeks long-term growth of
capital, primarily through
investments in foreign
securities.
   VIP MidCap
Portfolio
Seeks long-term growth of
capital.
VIP II Asset Manager
   Portfolio
Seeks high total return with
reduced risk over the long-
term by allocating its assets
among domestic and foreign
stocks, bonds and short-term
instruments.
VIP II Investment
Grade Bond
   Portfolio
Seeks a high a level of
current income as is
consistent with the
preservation of capital by
investing in U.S. dollar-
denominated investment-
grade bonds.
VIP II Contrafund
   Portfolio
Seeks to achieve capital
appreciation over the long-
term by investing in
common stocks and
securities of companies
whose value the manager
believes is not fully
recognized by the public.
VIP II Asset
Manager: Growth
   Portfolio
Seeks to maximize total
return by allocating its
assets among stocks, bonds,
short-term instruments, and
other investments.
VIP II Index 500
   Portfolio
Seeks to provide investment
results that correspond to the
total return of common
stocks publicly traded in the
United States by duplicating
the composition and total
return of the Standard &
Poor's Composite Index of
500 Stocks.
VIP III Growth &
Income
   Portfolio
Seeks high total return,
combining current income
and capital appreciation.
Invests mainly in stocks that
pay current dividends and
show potential for capital
appreciation.
VIP III Balanced
   Portfolio
Seeks both income and
growth of capital. When
   FMR's the Investment
Manager's     outlook is
neutral, it will invest
approximately 60% of the
fund's assets in equity
securities and will always
invest at least 25% of the
fund's assets in fixed-
income senior securities.
VIP III Growth
Opportunities
   Portfolio
Seeks capital growth by
investing primarily in
common stocks. Although
the fund invests primarily in
common stocks, it has the
ability to purchase other
securities, including bonds,
which may be lower-quality
debt securities.
American Century
VP Capital
Appreciation
Portfolio
Seeks capital growth by
investing primarily in
common stocks that
management considers to
have better-than-average
prospects for appreciation.
American Century
VP Value
Portfolio
Seeks long-term capital
growth with income as a
secondary objective. Invests
primarily in equity securities
of well-established
companies that management
believes to be under-valued.
American Century
VP Balanced
Portfolio
Seeks capital growth and
current income. Invests
approximately 60 percent of
its assets in common stocks
that management considers
to have better than average
potential for appreciation
and the rest in fixed income
securities.
American Century
VP International
   Portfolio
Seeks capital growth by
investing primarily in
securities of foreign
companies that management
believes to have potential
for appreciation.
American Century
VP Income & Growth
   Portfolio
Seeks dividend growth,
current income and capital
appreciation.  The Portfolio
will seek to achieve its
investment objective by
investing in common stocks.
   MFS VIT
Emerging Growth
Series
Seeks to provide long-term
growth of capital.
Dividend and interest
income from portfolio
securities, if any, is
incidental to the Series'
investment objective of
long-term growth capital.

MFS VIT Research
   Series
Seeks to provide long-term
growth of capital and future
income.
MFS VIT    Growth
with IncomeInvestors
Trust Series
   Seeks to provide
reasonable current income
and long-term growth of
capital and income. Seeks
long-term growth of capital
with a secondary objective
to seek reasonable current
income.
MFS VIT New
Discovery
   Series
Seeks capital appreciation.
Lord Abbett VC
Growth and Income
   Portfolio
Seeks long-term growth of
capital and income without
excessive fluctuation in
market value.
   Lord Abbett VC
MidCap Value
Portfolio
Seeks Capital Appreciation
through investments
primarily in equity securities
which are believed to be
undervalued in the
marketplace.
Lord Abbett VC
International Portfolio
Seeks long-term capital
appreciation invests
primarily in equity securities
of non-U.S. issuers.
Alger American Small
Capitalization Portfolio
Seeks long-term capital
appreciation by focusing on
small, fast growing
companies that offer
innovative products,
services or technologies to a
rapidly expanding
marketplace.  Under normal
circumstances, the portfolio
invests primarily in the
equity securities of small
capitalization companies.  A
small capitalization
company is one that has a
market capitalization within
the range of the Russell
2000 Growth Index or the
S&P SmallCap 600.
Alger American
MidCap Growth
Portfolio
Seeks long-term capital
appreciation by focusing on
midsize companies with
promising growth potential.
Under normal
circumstances, the portfolio
invests primarily in the
equity securities of
companies in the S&P
MidCap 400 Index.
Alger American
Growth Portfolio
Seeks long-term capital
appreciation by focusing on
growing companies that
generally have broad
product lines, markets,
financial resources and
depth of management.
Under normal
circumstances, the portfolio
invests primarily in the
equity securities of large
companies. The portfolio
considers a large company
to have a market
capitalization of $1 billion
or greater.
Alger American
Leveraged AllCap
Portfolio
Seeks long-term capital
appreciation by investing,
under normal circumstances,
in the equity securities of
companies of any size which
demonstrate promising
growth potential.  The
portfolio can leverage, that
is, borrow money, up to one-
third of its total assets to
buy additional securities.
By borrowing money, the
portfolio has the potential to
increase its returns if the
increase in the value of the
securities purchased exceeds
the cost of borrowing
including interest paid on
the money borrowed.
Fidelity Management & Research Company manages
the VIP, VIP II and VIP III portfolios.  American
Century Investment Management, Inc. manages the
American Century VP Portfolios. MFS Services
Company manages the MFS Variable Insurance
Trusts.  Lord Abbett & Co. manages the Lord Abbett
Series Fund, Inc.    Fred Alger Management, Inc.
manages the Alger American Fund.
The Fund portfolios available under these contracts
are not available for purchase directly by the general
public, and are not the same as the mutual funds with
very similar or nearly identical names that are sold
directly to the public. However, the investment
objectives and policies of the portfolios are very
similar to the investment objectives and policies of
other (publicly available) mutual fund portfolios that
have very similar or nearly identical names and that
are or may be managed by the same investment
advisor or manager. Nevertheless, the investment
performance and results of any of the Funds'
portfolios that are available under the contracts may
be lower, or higher, than the investment results of
such other (publicly available) portfolios. There can
be no assurance, and no representation is made, that
the investment results of any of the available
portfolios will be comparable to the investment
results of any other portfolio or mutual fund, even if
the other portfolio or mutual fund has the same
investment advisor or manager and the same
investment objectives and policies and a very similar
or nearly identical name.
USING YOUR    CASH VALUECONTRACT
FUND
The    Cash Value Contract Fund
Your    cash valuecontract fund     is the sum of
your amounts in the various investment divisions and
in the General Account (including any amount in our
General Account securing a contract loan).  Your
   cash valuecontract fund     reflects various
charges. See "DEDUCTIONS AND CHARGES" on
page 26252520. Monthly deductions are made on the
first day of each contract month    and on the
record date    .  Transaction and surrender charges
are made on the effective date of the transaction.
Charges against our Separate Account are reflected
daily.
We guarantee amounts allocated to the General
Account.  There is no guaranteed minimum    cash
valuecontract fund     for amounts allocated to the
investment divisions of our Separate Account.  You
bear that investment risk.  An investment division's
performance will cause your    cash valuecontract
fund     to go up or down.
Amounts In Our Separate Account
Amounts allocated or transferred to the investment
divisions are used to purchase accumulation units.
Accumulation units of an investment division are
purchased when you allocate premiums, repay loans
or transfer amounts to that division.  Accumulation
units are redeemed when you make withdrawals or
transfer amounts from an investment division
(including transfers for loans),    when     we
make monthly deductions and charges, and to pay the
death benefit.  The number of accumulation units
purchased or redeemed in an investment division is
calculated by dividing the dollar amount of the
transaction by the division's accumulation unit value
at the end of that day.  The value you have in an
investment division is the accumulation unit value
times the number of accumulation units credited to
you.  The number of accumulation units credited to
you will not vary because of changes in accumulation
unit values.
How We Determine The Accumulation Unit Value
We determine accumulation unit values for the
investment divisions at the end of each business day.
Accumulation unit values fluctuate with the
investment performance of the corresponding
portfolios of the Funds.  They reflect investment
income, the portfolio's realized and unrealized capital
gains and losses, the Funds' expenses, and our
deductions and charges.  The accumulation unit value
for each investment division is set at $10.00 on the
first day there are contract transactions in our
Separate Account associated with these contracts.
After that, the accumulation unit value for any
business day is equal to the accumulation unit value
for the previous business day multiplied by the net
investment factor for that division on that business
day.
We determine the net investment factor for each
investment division every business day as follows:
	We take the value of the shares belonging to the
division in the corresponding Fund portfolio at the
close of business that day (before giving effect to
any contract transactions for that day, such as
premium payments or surrenders). We use the
share value reported to us by the Fund.
	We add any dividends or capital gains distributions
paid by the portfolio on that day.
	We divide this amount by the value of the amounts
in the investment division at the close of business
on the preceding business day (after giving effect
to any contract transactions on that day).
	We subtract a daily asset charge for each calendar
day between business days (for example, a
Monday calculation may include charges for
Saturday and Sunday). The daily charge is
 .0030304%, which is an effective annual rate of
1.10%.     (See "Mortality and Expense Risks"
on page and "Administrative Charges" on page
21.)
	We may subtract any daily charge for taxes or
amounts set aside as tax reserves.
   Cash Value Contract Fund     Transactions
The transactions described below may have different
effects on your    cash valuecontract fund,
    death benefit, face amount or cost of insurance
changes.  You should consider the net effects before
making any    cash valuecontract fund
transactions.  Certain transactions have fees.
Remember that upon completion of these
transactions, you may not have your    cash
valuecontract fund     allocated to more than 10
investment divisions.
Transfers Of    Cash Value Contract Fund
You may transfer amounts among the investment
divisions and between the General Account and any
investment divisions.  To make a transfer of    cash
valuecontract fund    , write to our    home
officeExecutive Office.      Currently, you may
make an unlimited number of transfers of    cash
valuecontract fund     in each contract year..  We
reserve the right to charge a $25 fee after the 12th
transfer in a contract year.  If we charge you for
making a transfer, then we will allocate the charge as
described under "Deductions and Charges How
Contract Fund     Charges Are AllocatedHow
Contract Fund     Charges Are AllocatedHow
Contract Fund     Charges Are AllocatedHow
Contract Fund Charges Are AllocatedHow Cash
Value Charges Are Allocated" on page 28282722.
Although a single transfer request may include
multiple transfers, it will be considered a single
transfer for fee purposes.
   Transfer requests received before 3:00 p.m.
(Central Standard Time) will take affect on the same
day if that day is a business day.  Otherwise, the
transfer request will take affect on the business day
following the day we receive your request.  The unit
values are determined on the day the transfer takes
affect.  The minimum transfer amount is $200.  The
minimum amount does not have to come from or be
transferred to just one investment division.  The only
requirement is that the total amount transferred that
day equals the transfer minimum.
The total amount that can be transferred from the
General Account to the Separate Account, in any
contract year, cannot exceed the larger of:
1.	25% of the unloaned amount in the General
Account at the beginning of the contract year, or
2.	$25,000.
These limits do not apply to transfers made in Dollar
Cost Averaging that occurs over a time period of 12
or more months.
   Transfer requests received before 3:00 p.m.
(Central Standard Time) will take effect on the same
day if that day is a business day.  Otherwise, the
transfer request will take affect on the business day
following the day we receive your request.  The unit
values are determined on the day the transfer takes
affect.  The minimum transfer amount is $200.  The
minimum amount does not have to come from or be
transferred to just one investment division.  The only
requirement is that the total amount transferred that
day equals the transfer minimum.
Dollar Cost Averaging
The Dollar Cost Averaging (DCA) program enables
you to make monthly transfers of a predetermined
dollar amount from the DCA source account (any
investment division or the General Account) into one
or more of the investment divisions.  By allocating
monthly, as opposed to allocating the total amount at
one time, you may reduce the impact of market
fluctuations.  This plan of investing does not insure a
profit or protect against a loss in declining markets.
The minimum monthly amount to be transferred
using DCA is $200.
You can elect the DCA program at any time.  You
must complete the proper request form, and there
must be a sufficient amount in the DCA source
account.  The minimum amount required in the DCA
source account for DCA to begin is the sum of $2,400
and the minimum premium.  You can get a sufficient
amount by paying a premium with the DCA request
form, allocating premiums, or transferring amounts to
the DCA source account.  The DCA election will
specify:
a.	The DCA source account from which DCA
transfers will be made,
b.	That any money received with the form is to be
placed into the DCA source account,
c.	The total monthly amount to be transferred to the
other investment divisions, and
d.	How that monthly amount is to be allocated
among the investment divisions.
The DCA request form must be received with any
premium payments you intend to apply to DCA.
Once DCA is elected, additional premiums can be
deposited into the DCA source account by sending
them in with a DCA request form.  All amounts in the
DCA source account will be available for transfer
under the DCA program.
Any premium payments received while the DCA
program is in effect will be allocated using the
allocation percentages from the DCA request form,
unless you specify otherwise.  You may change the
DCA allocation percentages or DCA transfer amounts
twice during a contract year.
If it is requested when the contract is issued, then
DCA will start at the beginning of the 2nd contract
month.  If it is requested after issue, then DCA will
start at the beginning of the 1st contract month which
occurs at least 30 days after the request is received.
DCA will last until the     total monies allocated for
DCA are exhausted value in the DCA source account
falls below the allowable limit     or until we
receive your written termination request.  DCA
automatically terminates on the maturity date.
   Midland does not charge any specific fees for
you to participate in a DCA program.  However,
transfers made through a DCA program, which only
extends for fewer than 12 months, will be included in
counting the number of transfers of policy fund.
While we currently allow an unlimited number of
free transfers, we do reserve the right to charge for
each transfer after the 4th one in any contract
year
We reserve the right to end the DCA program by
sending you one month's notice.
Contract Loans
If your contract has a TSA Life 403(b) Endorsement,
contract loans are not available and this section is not
applicable to your contract.
Whenever your contract has a net cash surrender
value, you may borrow up to 92% of the    net
cash surrender value using only your contract as
security for the loan.  If you request an additional
loan, then the outstanding loan and loan interest will
be added to the additional loan amount and the
original loan will be canceled.  Thus, you will only
have one outstanding loan.
We    pay credit      you interest on this loaned
amount, currently at an annual rate of 6%.  After the
10th contract year, we guarantee that the annual rate
of interest    paid credited     on the loaned
portion of the    cash valuecontract fund     will
equal 8% (which is equal to the interest rate charged
on the contract loan) for the portion of the loan that is
from earnings (that is, the portion that does not
exceed the    cash valuecontract fund     minus
total premiums paid).
A loan taken from, or secured by, a contract may
have federal income tax consequences. See "TAX
EFFECTS" on page 36353329.
You may request a loan by contacting our    home
officeExecutive Office.      You should tell us how
much of the loan you want taken from your unloaned
amount in the General Account or from the Separate
Account investment divisions.  If you do not tell us
how to allocate your loan, the loan will be allocated
according to your deduction allocation percentages as
described under "How     Contract Fund
Charges Are AllocatedHow     Contract Fund
Charges Are AllocatedHow     Contract Fund
Charges Are AllocatedHow  Contract Fund Charges
Are AllocatedHow Cash Value Charges Are
Allocated" on page 28282722.  If the loan cannot be
allocated this way, then we will allocate it in
proportion to the unloaned amounts of your    cash
valuecontract fund     in the General Account and
each investment division.  We will redeem units from
each investment division equal in value to the amount
of the loan allocated to that investment division (and
transfer these amounts to the General Account).
Contract Loan Interest.  Interest on a contract loan
accrues daily at an annual interest rate of 8%.
Interest is due on each contract anniversary.  If you
do not pay the interest when it is due, then it will be
added to your outstanding loan and allocated based
on the deduction allocation percentages for your
   cash valuecontract fund.      This means we
make an additional loan to pay the interest and will
transfer amounts from the General Account or the
investment divisions to make the loan.  If we cannot
allocate the interest based on these percentages, then
we will allocate it as described above for allocating
your loan.
Repaying The Loan.  You may repay all or part of a
contract loan while your contract is in force.  While
you have a contract loan, we assume that any money
you send us is meant to repay the loan.  If you wish to
have any of these payments serve as premium
payments, then you must tell us in writing.
You may choose how you want us to allocate your
repayments. If you do not give us instructions, we
will allocate your repayments based on your premium
allocation percentages.
The Effects Of A Contract Loan On Your    Cash
Value Contract Fund.      A loan against your
contract will have a permanent effect on your
   cash valuecontract fund     and benefits, even
if the loan is repaid.  When you borrow on your
contract, we transfer your loan amount into our
General Account where it earns a declared rate of
interest.  You cannot invest that loan amount in any
Separate Account investment divisions.  You may
earn more or less on the loan amount, depending on
the performance of the investment divisions and
whether they are better or worse than the rates
declared for the unloaned portion of the General
Account.
Your Contract May Lapse.  Your loan may affect the
amount of time that your contract remains in force.
For example, your contract may lapse because the
loaned amount cannot be used to cover the monthly
deductions that are taken from your    cash
valuecontract fund.       If these deductions are
more than the net cash surrender value of your
contract, then the contract's lapse provisions may
apply. Since the contract permits loans up to 92% of
the    net     cash surrender value, loan
repayments or additional premium payments may be
required to keep the contract in force, especially if
you borrow the maximum.
Withdrawing Money From Your    Contract
Fund Cash Value
You may request a partial withdrawal of your net
cash surrender value by writing to our    home
officeExecutive Office.       You will not incur a
deferred sales charge or deferred issue charge.
Partial withdrawals are subject to certain conditions.
They must:
be at least $200,
	total no more than 20% of the net cash surrender
value in any contract year,
	allow the death benefit to remain above the
minimum for which we would issue the contract at
that time,
	allow the contract to still qualify as life insurance
under applicable tax law.
You may specify how much of the withdrawal you
want taken from each investment division.  If you do
not tell us, then we will make the withdrawal as
described in "Deductions and Charges  How
Contract Fund     Charges Are AllocatedHow
Contract Fund     Charges Are AllocatedHow
Contract Fund     Charges Are AllocatedHow
Contract Fund Charges Are AllocatedHow Cash
Value Charges Are Allocated" on page 28282722.
   Withdrawal requests received before 3:00 p.m.
(Central Standard Time) will take effect on the same
day if that day is a business day.  Otherwise, the
request will take effect on the business day following
the day we receive your request.  Unit values are
determined at the close of business on the day the
request takes effect.
Withdrawal Charges.  When you make a partial
withdrawal more than once in a contract year, a
charge of $25 (or 2% of the amount withdrawn,
whichever is less), will be deducted from your
cash valuecontract fund    .  If you do not give us
instructions for deducting the charge, then it will be
deducted as described under "Deductions and
Charges  How     Contract Fund     Charges Are
AllocatedHow     Contract Fund     Charges Are
AllocatedHow     Contract Fund     Charges Are
AllocatedHow  Contract Fund Charges Are
AllocatedHow Cash Value Charges Are Allocated"
on page 28282722.
In general, we do not permit you to make a
withdrawal on monies for which your premium check
has not cleared your bank.
The Effects Of A Partial Withdrawal.  A partial
withdrawal reduces the amount in your    cash
valuecontract fund,     the cash surrender value and
generally the death benefit on a dollar-for-dollar
basis.  If the death benefit is based on the corridor
percentage multiple, then the death benefit reduction
could be greater.  If you have death benefit option 1,
then we will also reduce the face amount of your
contract so that there will be no change in the net
amount at risk.  We will send you a new contract
information page to reflect this change.  Both the
withdrawal and any reductions will be effective as of
the date we receive your request at our    home
officeExecutive Office.
A contract loan might be better than a partial
withdrawal if you need temporary cash.
   A partial withdrawal may have tax consequences.
See "TAX EFFECTS" on page 36.
Surrendering Your Contract
You may surrender your contract for its net cash
surrender value while the insured person is living.
You do this by sending both a written request and the
contract to our    home officeExecutive Office.
     The net cash surrender value equals the cash
surrender value minus any loan outstanding
(including loan interest).  During the first 15 contract
years, the cash surrender value is the    cash
valuecontract fund     minus the surrender charge.
After 15 years, the cash surrender value equals the
   cash valuecontract     fund.  We will compute the
net cash surrender value as of the date we receive
your request and contract at our    home
officeExecutive Office.       All of your insurance
coverage will end on that date.
   A surrender may have tax consequences.  See
"TAX EFFECTS" on page 36.  The cash surrender
value may be very low, especially in the early
contract years.
THE GENERAL ACCOUNT
You may allocate all or some of your    cash
valuecontract fund     to the General Account.  The
General Account pays interest at a declared rate.  We
guarantee the principal after deductions. The General
Account supports our insurance and annuity
obligations.  Because of applicable exemptive and
exclusionary provisions, interests in the General
Account have not been registered under the
Securities Act of 1933, and the General Account
has not been registered as an investment company
under the Investment Company Act of 1940.
Accordingly, neither the General Account nor any
interests therein are generally subject to
regulation under the 1933 Act or the 1940 Act.
We have been advised that the staff of the SEC has
not made a review of the disclosures which are
included in this prospectus for your information
and which relate to the General Account.
You may accumulate amounts in the General
Account by:
	allocating net premium and loan payments,
	transferring amounts from the investment
divisions,
	   securing obtaining     any contract loans, or
	earning interest on amounts you already have in
the General Account.
This amount is reduced by transfers, withdrawals and
allocated deductions.
We pay interest on all your amounts in the General
Account. The annual interest rates will never be less
than 4.0%.  We may, at our sole discretion, credit
interest in excess of 4.0%.  You assume the risk that
interest credited may not exceed 4.0%.  We may pay
different rates on unloaned and loaned amounts in the
General Account.  Interest compounds daily at an
effective annual rate that equals the annual rate we
declared.
You may request a transfer between the General
Account and one or more of the investment divisions,
within limits.  See "Transfers of Cash Value".
DEDUCTIONS AND CHARGES
Deductions From Your Premiums
We deduct a premium tax charge, and in some cases a
service charge from each premium.  The rest of each
premium (called the net premium) is placed in your
   cash valuecontract fund.
Premium Tax Charge.  Some states and other
jurisdictions (cities, counties, municipalities) tax
premium payments and some levy other charges.  We
deduct    2.52.25    % of each premium for those
tax charges.  These tax rates currently range from
0.75% to 4%.  We expect to pay at least
   2.52.25    % of most premiums in premium tax
because of certain retaliatory provisions in the
premium tax regulations.     If we pay less, then we
may reduce the charge for that premium.
This is a tax to Midland so you cannot deduct it on
your income tax return.  Since the charge is a
percentage of your premium, the amount of the
charge will vary with the amount of the premium.
We may increase this charge if our premium tax
expenses increase.  We reserve the right to vary this
charge by state. If we make such a change, then we
will notify you.
Service Charge.  If you have chosen the Civil Service
Allotment Mode, then we deduct $.46 from each
premium payment.  The $.46 covers the extra
expenses we incur in processing bi-weekly premium
payments.
Charges Against The Separate Account
Fees and charges allocated to the investment
divisions reduce the amount in your    cash
valuecontract fund.
Mortality and Expense Risks.  We charge for
assuming mortality and expense risks.  We guarantee
that monthly administrative and insurance deductions
from your    cash valuecontract fund     will
never be greater than the maximum amounts shown
in your contract.  The mortality risk we assume is that
insured people will live for shorter periods than we
estimated.  When this happens, we have to pay a
greater amount of death benefits than we expected.
The expense risk we assume is that the cost of issuing
and administering contracts will be greater than we
expected.  We    make a daily     charge for
mortality and expense risks at an effective annual rate
of 0.90% of the value of the assets in the Separate
Account attributable to Variable Universal Life 2.
The investment divisions' accumulation unit values
reflect this charge. See "Using Your Cash Value
How We Determine The Accumulation Unit Value"
on page 21212016.  If the money we collect from this
charge is not needed, then we profit.  We expect to
make money from this charge.  To the extent sales
expenses are not covered by the    sales charge and
the     deferred sales charge, our General Account
funds, which may include amounts derived from this
mortality and expense risk charge, will be used to
cover sales expenses.
Administrative Charges.  We    deduct a daily
    charge to cover our record-keeping and other
administrative expenses. This charge includes
expenses for purchasing, selling and transferring
shares from the Funds. The effective annual rate of
this charge is 0.20% of the value of the assets in the
   separate accountSeparate Account,
attributable to the Variable Universal Life 2. The
investment divisions' accumulation unit values
reflect this charge   . This charge will reimburse us
for expenses. We do not expect to make any money
from this charge.
Tax Reserve.  We reserve the right to charge for taxes
or tax reserves, which may reduce the investment
performance of the investment divisions.  Currently,
no such charge is made.
Deductions From Your    Cash Value Contract
Fund
At the beginning of each contract month (including
the contract date), the following three deductions are
taken from your    cash valuecontract fund:
1.	Expense Charge:  This charge is $5.00 per
month (currently we plan to make this deduction
for the first 15 years only, but we reserve the
right to deduct it throughout the life of the
contract). This charge covers the continuing costs
of maintaining your contract, such as premium
billing and collections, claim processing, contract
transactions, record keeping, communications
with owners and other expense and overhead
items.
2.	Charges for Additional Benefits:  Monthly
deductions are made for the cost of any additional
benefits.  We may change these charges, but your
contract contains tables showing the guaranteed
maximum rates for all of these insurance costs.
3.	Cost of Insurance Charge:  The cost of
insurance is our current monthly cost of
insurance rate times the amount at risk at the
beginning of the contract month. If the current
death benefit for the month is increased due to
the requirements of Federal tax law, then your
amount at risk for the month will also increase.
For this purpose, your    cash valuecontract
fund     amount is determined before deduction
of the cost of insurance charge, but after all of the
other deductions due on that date.  The amount of
the cost of insurance charge will vary from month
to month with changes in the amount at risk.
The cost of insurance rate is based on the sex,
attained age, and rating class of the insured person at
the time of the charge.  We place the insured person
that is a standard risk in the non-smoker and smoker
rate classes.  The insured person may also be placed
in a rate class involving a higher mortality risk,
known as a substandard class.  We may change the
cost of insurance rates, but they will never be more
than the guaranteed maximum rates set forth in your
contract.  The maximum charges are based on the
charges specified in the Commissioner's 1980
Standard Ordinary Mortality Table. The table below
shows the current and guaranteed maximum monthly
cost of insurance rates per $1,000 of amount at risk
for a male, nonsmoker, standard risk at various ages.
(In Montana, there are no distinctions based on sex.)
   If Variable Universal Life 2 is purchased in
connection with an employment-related insurance or
benefit plan, employers and employee organizations
should consider, in consultation with counsel, the
impact of Title VII of the Civil Rights Act of 1964.
In 1983, the United States Supreme Court held that
under Title VII, optional annuity benefits under a
deferred compensation plan could not vary on the
basis of sex.
Illustrative Table of Monthly Cost of Insurance Rates
(Rounded) per $1,000 of Amount at Risk
	Male	Guaranteed	Current
	Attained	Maximum	(Non-Smoker)
	Age	Rate	Rate
	5	$.07	$.07
	15	.11	.11
	25	.13	.11
	35	.14	.13
	45	.29	.26
	55	.69	.54
	65	1.87	1.24
   For example, for a male non-smoker, age 35 with
a $100,000 face amount death benefit option 1
contract and an initial premium of $1,000, the first
monthly deduction (taken on the date the policy is
issued) Is $17.87.  This example assumes the current
monthly expense charge of $5.00 and the current cost
of insurance charge of $12.87.  The $12.87 is
calculated by multiplying the current monthly cost of
insurance rate per $1,000 ($0.13) times the amount at
risk ($100,000 face less the initial cash valuecontract
fund of $995 which is $1,000 of premium less the
$5.00 expense charge).  This example assumes that
there are no riders or other additional benefits.  For a
male non-smoker, age 35, with a $100,000 face
amount option 1 contract and an initial premium of
$1,000, the cost of insurance for the first month will
be $12.87.  This example assumes the expense charge
($5.00 per month) and current cost of insurance rate
($.13 per $1,000).
The non-smoker cost of insurance rates are lower
than the smoker cost of insurance rates.  To qualify,
an insured must be a standard risk and must meet
additional requirements that relate to smoking habits.
The reduced cost of insurance rates depends on such
variables as the attained age and sex of the insured.
   If Variable Universal Life 2 is purchased in
connection with an employment-related insurance or
benefit plan, employers and employee organizations
should consider, in consultation with counsel, the
impact of Title VII of the Civil Rights Act of 1964.
In 1983, the United States Supreme Court held that
under Title VII, optional annuity benefits under a
deferred compensation plan could not vary on the
basis of sex.
Changes in Monthly Charges.  Any changes in the
cost of insurance    charge,      charges for
additional benefits or expense charges will be by
class of insured and will be based on changes in
future expectations of investment earnings, mortality,
the length of time contracts will remain in effect,
expenses and taxes.
Transaction Charges
In addition to the deductions described above, we
charge fees for certain contract transactions:
	Partial Withdrawal of Net Cash Surrender Value.
You may make one partial withdrawal during each
Contract Year without a charge.  There is an
administrative charge of $25 (or 2 percent of the
amount withdrawn, whichever is less,) each time
You make a partial withdrawal if more than one
withdrawal is made during a year.
	Transfers.  Currently, we do not charge when you
make transfers of Cash Values among investment
divisions. We reserve the right to charge a $25 fee
after the    twelfth fourth     transfer in a
Contract Year.
How    Cash Value Contract Fund     Charges
Are Allocated
Generally, deductions from your    cash
valuecontract fund     for monthly or partial
withdrawal charges are made from the investment
divisions and the unloaned portion of the General
Account.  They are made in accordance with your
specified deduction allocation percentages unless you
instruct us otherwise.  Your deduction allocation
percentages may be any whole numbers (from 0 to
100) which add up to 100.    You may not allocate
your cash valuecontract fund to more than 10
investment divisions at any one point in time.
You may change your deduction allocation
percentages by writing to our    home
officeExecutive Office.       Changes will be
effective as of the date we receive them.
If we cannot make a deduction in accordance with
these percentages, we will make it based on the
proportion of (a) to (b) where (a) is your unloaned
amounts in the General Account and your amounts in
the investment divisions and (b) is the total unloaned
amount of your    cash valuecontract fund.
Deductions for transfer charges are made equally
between the investment divisions from which the
transfer was made. For example, if the transfer is
made from two investment divisions, then the transfer
charge assessed to each of the investment divisions
will be $12.50.
Surrender Charges
We incur various sales and promotional expenses in
selling Variable Universal Life 2.  These include
commissions, the cost of preparing sales literature,
promotional activities and other distribution
expenses.  We also incur expenses for underwriting,
printing contract forms and prospectuses, and
entering information in our records.
The surrender charge is the difference between the
amount in your    cash valuecontract fund     and
your contract's cash surrender value for the first 15
contract years.  It is a contingent, deferred issue
charge and sales load designed to partially recover
our expenses in distributing and issuing contracts
which are terminated by surrender    or lapse
in their early years     (the sales charge is also
designed to partially reimburse us for these expenses)
    .   It is a contingent load because you pay it only
if you surrender your contract (or let it lapse) during
the first 15 contract years.  It is a deferred load
because we do not deduct it from your premiums.
The amount of the load in a contract year is not
necessarily related to our actual sales expenses in that
year.  We anticipate that the    sales charge and
    surrender charge will not fully cover our sales
expenses. If sales expenses are not covered by the
   sales and     surrender charges, we will cover
them with other funds.  The net cash surrender value,
the amount we pay you if you surrender your contract
for cash, equals the cash surrender value minus any
outstanding loan and loan interes   t.  The cash
surrender value is the net cash valuecontract fund
minus the surrender charge.
The surrender charge includes    a     deferred
sales charges and    a     deferred issue charges.
The deferred sales charge is the sum of two pieces:
(1)	30% of any premium payment in the first 2
contract years up to one guideline annual
premium.
(2)	9% of all other premium payments.
The sum of the above pieces is also limited by the
Guideline Annual Premium, times 9%, times the
lesser of 20 years or the expected future lifetime at
issue as determined by the 1980 CSO Mortality
Table.  Your contract information page specifies the
guideline annual premium.  It varies for each
contract.
During the first 10 contract years, the maximum
deferred sales charge    may will     be imposed.
Beginning in the 11th year the    maximum
    deferred sales charge will be    multiplied by a
reduced in accordance with the following
    percentages:
	Contract Year	Percentage Multiple
	11	83.33%
	12	66.67%
	13	50.00%
	14	33.33%
	15	16.67%
	16 and up	0.00%
If there is an increase in face amount, there will also
be an increase in the Guideline Annual Premium.  All
additions to the deferred sales charge, due to this
increase, will be 9% of premiums.  The maximum
limit will also increase by the additional Guideline
Annual Premium, times 9%, times the lesser of 20
years or the expected future lifetime (determined at
the time of the increase using the 1980 CSO
Mortality Table).  The total in the deferred sales
charge prior to the increase in face amount will not be
affected.
If there is a decrease in the face amount, there will
also be a decrease in Guideline Annual Premium.
Future additions to the    dDeferred sSales cCharge
    will follow the same rules as at issue with the
new Guideline Annual Premium.  Prior totals in the
   dD    eferred    Ss    ales
   Cc    harge will not be affected.
You will not incur any    Dd    eferred
   Ss    ales    Cc    harge, regardless of the
amount and timing of premiums, if You keep this
contract in force for fifteen years.
The following table shows the deferred issue charge
per $1,000 of the face amount.  After the 15th
contract year, there is no deferred issue charge.
Table of Deferred Issue Charges
Per Thousand    Dollars     of Face Amount
	Contract
	Year	Charge
	1-10	$3.00
	11	$2.50
	12	$2.00
	13	$1.50
	14	$1.00
	15	 $0.50
	16+	$0.00
If there has been a change in face amount during the
life of the contract, then the deferred issue charge is
applied against the highest face amount in force
during the life of the contract.
Accordingly, the maximum surrender charge is 30%
of premiums paid, plus $3.00 per thousand
dollars of Fface Aamount.       However, as
explained above, in most cases, the surrender charge
will be less than the maximum.
Charges In The Funds
The Funds charge for managing investments and
providing services.  Each portfolio's charges vary.
The VIP, the VIP II, and the VIP III Portfolios have
an annual management fee.  That fee is the sum of an
individual fund fee rate and a group fee rate based on
the monthly average net assets of Fidelity
Management & Research Company's mutual funds.
In addition, each of these portfolios' total operating
expenses includes fees for management and
shareholder services and other expenses (custodial,
legal, accounting, and other miscellaneous fees). See
the VIP, VIP II and VIP III prospectuses for
additional information on how these charges are
determined and on the minimum and maximum
charges allowed.  All expenses for the year ending
December 31,     19982000    , are shown in the
table below.
The American Century Variable Portfolios   , the
MFS Portfolios, the Lord Abbett Portfolios and the
Alger American Portfolios     have annual
management fees that are based on the monthly
average of the net assets in each of the portfolios.
See the    Funds' American Century Variable
Portfolios     prospectus   es     for details.
The expenses for the year ending December 31,
   19982000, (except as otherwise noted) are shown
in the table below.are shown in the "Portfolio
Expenses" section of this prospectus on page 7.
The MFS Portfolios have annual management fees
that are based on the monthly average of the net
assets in each of the portfolios. See the MFS
Portfolios prospectus for details. The expenses for the
year ending December 31, 1998, (except as otherwise
noted) are shown in the table below.
The Lord Abbett Portfolio has an annual management
fee that is based on the monthly average of the net
assets in the portfolio. See the Lord Abbett Portfolios
prospectus for details. The expenses for the year
ending December 31, 1998, (except as otherwise
noted) are shown in the table below.
	Management
	Fee	Other
Portfolio	Expenses	Expenses	Total
VIP Money Market	.20%	.10%
	.30%
VIP High Income	.58%	.12%	.70%
VIP Equity-Income(1)	.49%	.09%
	.58%
VIP Growth(1)	.59%	.09%	.68%
VIP Overseas(1)	.74%	.17%	.91%
VIP II Asset Manager(1)	.54%	.10%
	.64%
VIP II Investment
    Grade Bond	.43%	.14%	.57%
VIP II Contrafund(1)	.59%	.11%
	.70%
VIP II Asset
   Manager: Growth(1)	.59%	.14%
	.73%
VIP II Index 500(1)	.24%	.11%
	.35%
VIP III Growth &
   Income(1)	.49%	.12%	.61%
VIP III Balanced(1)	.44%	.15%
	.59%
VIP III Growth
   Opportunities(1)	.59%	.12%
	.71%
American Century VP
   Capital Appreciation	1.00%	.00%
	1.00%
American Century VP
   Value	1.00%	.00%	1.00%
American Century VP
   Balanced	1.00%	.00%	1.00%
American Century VP
   International	1.47%	.00%
	1.47%
American Century VP
   Income & Growth	.70%	.00%
	.70
MFS VIT Emerging
   Growth(3)	.75%	.10%	.85%
MFS VIT Research(3)	.75%	.11%
	.86%
MFS VIT Growth
   With Income(3) 	.75%	.13%
	.88%
MFS VIT New
   Discovery(2) (3)	.90%	.27%
	1.17%
Lord Abbett VC
   Growth and Income	.50%	.01%
	.51%
(1) The portfolio used a portion of its paid brokerage commissions to reduce its expenses. Certain portfolios used credits gained as a result of uninvested cash balances to reduce custodian and transfer agent expenses.  Including these reductions, total
operating expenses would have been as follows:
VIP Equity-Income	0.57%
VIP Growth	0.66%
VIP Overseas	0.89%
VIP II Asset Manager	0.63%
VIP II Index 500	0.28%
VIP II Contrafund	0.66%
VIP II Asset Manager: Growth	0.72%
VIP III Balanced	0.58%
VIP III Growth Opportunities	0.70%
VIP III Growth & Income	0.60%
 (2) MFS has agreed to bear expenses for this portfolio (subject to reimbursement by these portfolios) such that the portfolio's other expenses shall not exceed 0.25%. Without this limitation, the other expenses and total expenses would be:
	Other	Total
	Expenses	Expenses

      MFS VIT New Discovery 	4.32%	5.22%

(3) Each of the MFS Series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.
ADDITIONAL INFORMATION ABOUT THE
CONTRACTS
Your Right To Examine The Contract
You have a right to examine the contract.  If for any
reason you are not satisfied with it, then you may
cancel the contract.  You cancel the contract by
sending it to our    home officeExecutive Office
    along with a written cancellation request. Your cancellation request must be postmarked by the latest of the following three dates:
	10 days after you receive your contract,
	10 days after we mail you a written notice telling
you about your rights to cancel (Notice of
Withdrawal Right), or
	45 days after you sign Part 1 of the contract
application.
If you cancel your contract, then we will return all of
the charges deducted from your paid premiums and
   cash valuecontract fund    , plus the    cash
valuecontract fund.
Insurance coverage ends when you send your request.
Your Contract Can Lapse
Your Variable Universal Life 2 insurance coverage
continues as long as the net cash surrender value of
your contract is enough to pay the monthly
deductions that are taken out of your    cash
valuecontract fund.      During the Minimum
Premium Period, coverage continues if your paid
premiums exceed the schedule of required minimum
premiums. If neither of these conditions is true at the beginning of any contract month, we will send written notification to you and any assignees on our
records that a 61-day grace period has begun.  This
will tell you the amount of premium payment that is
needed to satisfy the minimum requirement for two
months.
If we receive payment of this amount before the end
of the grace period, then we will use that amount to
pay the overdue deductions.  We will put any
remaining balance in your    cash valuecontract
fund     and allocate it in the same manner as your
previous premium payments.
If we do not receive payment within 61 days, then
your contract will lapse without value.  We will
withdraw any amount left in your    cash
valuecontract fund.      We will apply this amount
to the deductions owed to us, including any
applicable surrender charge.  We will inform you and
any assignee that your contract has ended without
value.
If the insured person dies during the grace period, we
will pay the insurance benefits to the beneficiary,
minus any loan, loan interest, and overdue
deductions.
You May Reinstate Your Contract
You may reinstate the contract within five years after
it lapses if you did not surrender the contract for its
net cash surrender value.  To reinstate the contract,
you must:
	complete an application for reinstatement,
	provide evidence that the insured person is still
insurable,
	pay enough premium to cover all overdue monthly deductions, including the premium tax on those deductions,
	increase the    cash valuecontract fund     so
that the    cash valuecontract fund     minus
any contract debt equals    or exceeds     the
surrender charges,
	cover the next two months' deductions, and
	pay or restore any contract debt.
The contract date of the reinstated contract will be the beginning of the contract month that coincides with or follows the date that we approve your
reinstatement application. Previous loans will not be
reinstated.
Contract Periods And Anniversaries
We measure contract years, contract months, and
contract anniversaries from the contract date shown
on your contract information page.  Each contract
month begins on the same day in each calendar
month.   The calendar days of 29, 30, and 31 are not
used.  Our right to challenge a contract and the
suicide exclusion are measured from the contract date
   or the date of any face amount increase.
See "Limits On Our Right To Challenge The
Contract" on page 33323127.
Maturity Date
The maturity date is the first contract anniversary
after the insured person's 100th birthday. The
contract ends on that date if the insured person is still
alive and the maturity benefit is paid.
If the insured person survives to the maturity date and
you would like to continue the contract, we will
extend the maturity date as long as this contract still qualifies as life insurance according to the Internal
Revenue Service and your state.  If the maturity date
is extended, the contract may not qualify as life
insurance and there may be tax consequences.  A tax
advisor should be consulted before you elect to
extend the maturity date.  In order to continue the
contract beyond the original maturity date, we require
that the death benefit not exceed the    cash
valuecontract fund     on the original maturity date.
We Own The Assets Of Our Separate Account
We own the assets of our Separate Account and use
them to support your contract and other variable life
contracts.  We may permit charges owed to us to stay
in the Separate Account.  Thus, we may also
participate proportionately in the Separate Account.
These accumulated amounts belong to us and we may
transfer them from the Separate Account to our
General Account.  The assets in the Separate Account
generally are not    changeable chargeable
with liabilities arising out of any other business we
conduct.  Under certain unlikely circumstances, one
investment division of the Separate Account may be
liable for claims relating to the operations of another
division.
Changing the Separate Account
We have the right to modify how we operate our
Separate Account.  We have the right to:
	add investment divisions to, or remove investment divisions from, our Separate Account;
	combine two or more divisions within our Separate
Account;
	withdraw assets relating to Variable Universal Life
2 from one investment division and put them into
another;
	eliminate the shares of a portfolio and substitute shares of another portfolio of the Funds or another open-end investment company.  This may happen
if the shares of the portfolio are no longer
available for investment or, if in our judgment,
further investment in the portfolio is inappropriate
in view of the purposes of Separate Account A;
	register or end the registration of our Separate
Account under the Investment Company Act of
1940;
	operate our Separate Account under the direction
of a committee or discharge such a committee at
any time (the committee may be composed
entirely of interested parties of Midland);
	disregard instructions from contract owners
regarding a change in the investment objectives of
the portfolio or the approval or disapproval of an
investment advisory contract. (We would do so
only if required by state insurance regulatory
authorities or otherwise pursuant to insurance law
or regulation); and
	operate our Separate Account or one or more of
the investment divisions in any other form the law
allows, including a form that allows us to make
direct investments.  In choosing these investments,
we will rely on our own or outside counsel for
advice.  In addition, we may disapprove of any
change in investment advisors or in investment
policies unless a law or regulation provides
differently.
Limits On Our Right To Challenge The Contract
We can challenge the validity of your insurance
contract (based on material misstatements in the
application) if it appears that the insured person is not actually covered by the contract under our rules.
There are limits on how and when we can challenge
the contract:
	We cannot challenge the contract after it has been
in effect, during the insured person's lifetime, for
two years from the date the contract was issued or
reinstated. (Some states may require us to measure
this in some other way.)
	We cannot challenge any contract change that
requires evidence of insurability (such as an
increase in face amount) after the change has been
in effect for two years during the insured person's
lifetime.
	We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the insured person in the event
that the insured person becomes totally disabled.
If the insured person dies during the time that we may
challenge the validity of the contract, then we may
delay payment until we decide whether to challenge
the contract.
If the insured person's age or sex is misstated on any application, then the death benefit and any additional benefits will be changed.  They will be those which
would be purchased by the most recent deduction for
the cost of insurance and the cost of any additional
benefits at the insured person's correct age and sex.
If the insured person commits suicide within two
years after the date on which the contract was issued
or reinstated, then the death benefit will be limited to
the total of all paid premiums minus the amount of
any outstanding contract loan and loan interest minus
any partial withdrawals of net cash surrender value.
If the insured person commits suicide within two
years after the effective date of your requested face
amount increase, then we will pay the face amount
which was in effect before the increase, plus the
monthly cost of insurance deductions for the increase
(Some states require us to measure this time by some
other date).
Your Payment Options
You may choose for contract benefits and other
payments (such as the net cash surrender value or
death benefit) to be paid immediately in one lump
sum or in another form of payment.  Payments under
these options are not affected by the investment
performance of any investment division.  Instead,
interest accrues pursuant to the option chosen.  If you
do not arrange for a specific form of payment before
the insured person dies, then the beneficiary will have
this choice.  However, if you do make an
arrangement with us for how the money will be paid,
then the beneficiary cannot change your choice.
Payment options will also be subject to our rules at
the time of selection.
   Lump Sum Payments
In most cases, when a death benefit is paid in a lump
sum, we will pay the death benefit by establishing an
interest bearing account, called the "Midland Access
Account," for the beneficiary, in the amount of the
death benefit.  We will send the beneficiary a
checkbook, and the beneficiary will have access to
the account simply by writing a check for all or any
part of the amount of the death benefit.  The Midland
Access Account is part of our General Account.  It is
not a bank account and it is not insured by the FDIC
or any other government agency.  As part of our
General Account, it is subject to the claims of our
creditors.  We receive a benefit from all amounts left
in the Midland Access Accounts.
Optional Payment Methods
Our consent is required when an optional payment is
selected and the payee is either an assignee or not a
natural person (i.e., a corporation). Currently, these alternate payment options are only available if the proceeds applied are more than $1,000 and periodic
payments are at least $20.
You have the following payment options:
1.	   Deposit OptionProceeds Left at Interest:
    The money will stay on deposit with us for a
period that we agree upon. You will receive
interest on the money at a declared interest rate.
2.	 Installment Options: There are two ways that
we pay installments:
a.	   Fixed PeriodPayment for a Specified
Period    : We will pay the amount applied in
equal installments plus applicable interest, for
a specified time, up to 30 years.
b.    	Fixed AmountPayment of a Specified
Amount    : We will pay the sum in
installments in an amount that we agree upon.
We will continue to pay the installments until
we pay the original amount, together with any
interest you have earned.
3.    	Monthly Life Income OptionPayment of
a Life Income    : We will pay the money as
monthly income for life.  You may choose from 1
of 4 ways to receive the income. We will
guarantee payments for:
(1)	at least 5 years (called "5 Years Certain");
(2)	at least 10 years (called "10 Years
Certain");
(3)	at least 20 years (called "20 Years
Certain"); or
(4)	payment for life. With a life only payment
option, payments will only be made as
long as the payee is alive.  Therefore, if
the payee dies after the first payment,
only one payment will be made.
4.    	OtherAnnuity:      You may ask us to
apply the money under any option that we make
available at the time the benefit is paid.
We guarantee interest under the deposit and
installation options at 2.75% a year, but we may
allow a higher rate of interest.
The beneficiary, or any other person who is entitled
to receive payment, may name a successor to receive
any amount that we would otherwise pay to that
person's estate if that person died.  The person who is
entitled to receive payment may change the successor
at any time.
We must approve any arrangements that involve
more than one of the payment options, or a payee
who is a fiduciary or not a natural person.  Also, the
details of all arrangements will be subject to our rules
at the time the arrangements take effect.  These
include:
	rules on the minimum amount we will pay under
an option,
	minimum amounts for installment payments,
	withdrawal or commutation rights (your rights to
receive payments over time, for which we may
offer you a lump sum payment),
	the naming of people who are entitled to receive
payment and their successors, and
	the ways of proving age and survival.
You will choose a payment option (or any later
changes) and your choice will take effect in the same
way as it would if you were changing a beneficiary.
(See "Your Beneficiary" below).  Any amounts that
we pay under the payment options will not be subject
to the claims of creditors or to legal process, to the
extent that the law provides.
Your Beneficiary
You name your beneficiary in your contract
application.  The beneficiary is entitled to the
insurance benefits of the contract.  You may change
the beneficiary during the insured person's lifetime
by writing to our    home officeExecutive
Office    .  If no beneficiary is living when the
insured person dies, then we will pay the death
benefit, in equal shares, to the insured person's
surviving children.  If there are no surviving children,
then we will pay the death benefit to the insured
person's estate.
Assigning Your Contract
You may assign your rights in this contract.  You
must send a copy of the assignment to our    home
office Executive Office.      We are not responsible
for the validity of the assignment or for any payment
we make or any action we take before we receive
notice of the assignment.  An absolute assignment is
a change of ownership.  There may be tax
consequences.
When We Pay Proceeds From This Contract
We will generally pay any death benefits, net cash
surrender value, or loan proceeds within seven days
after receiving the required form(s) at our    home
office Executive Office.      Death benefits are
determined as of the date of the insured person's
death and will not be affected by subsequent changes
in the accumulation unit values of the investment
divisions.  We pay interest from the date of death to
the date of payment.
We may delay payment for one or more of the
following reasons:
(1)	We contest the contract.
(2)	We cannot determine the amount of the payment
because the New York Stock Exchange is closed,
the SEC has restricted trading in securities, or the
SEC has declared that an emergency exists.
(3)	The SEC, by order, permits us to delay payment
to protect our contract owners.
We may also delay any payment until your premium
checks have cleared your bank.  We may defer
payment of any loan amount, withdrawal, or
surrender from the General Account for up to six
months after we receive your request.
TAX EFFECTS
Contract Proceeds
The Internal Revenue Code of 1986 ("Code"),
Section 7702, defines life insurance for tax purposes.
The Code places limits on certain contract charges
used in determining the maximum amount of
premiums that may be paid under Section 7702.
There is limited guidance as to how to apply Section
7702.
Midland believes that a standard rate class contract
should meet the Section 7702 definition of a life
insurance contract (although there is some
uncertainty).  For a contract issued on a substandard
basis (i.e., a rate class involving higher than standard mortality risk), there may be more uncertainty whether it meets the Section 7702 definition of a life
insurance contract.  It is not clear whether such a
contract would satisfy Section 7702, particularly if
the contract owner pays the full amount of premiums
permitted under the contract.
If it is subsequently determined that only a lower
amount of premiums may be paid for a contract to
satisfy Section 7702, then Midland may take
appropriate and reasonable steps to cause the contract
to comply with Section 7702.  These may include
refunding any premiums paid which exceed that
lower amount (together with interest or such other
earnings on any such premiums as is required by
law).
If a contract's face amount changes, then the
applicable premium limitation may also change.
During the first 15 contract years, there are certain
events that may create taxable ordinary income for
you if at the time of the event there has been a gain in
the contract.  These events include:
	A decrease in the face amount;
	A partial withdrawal;
	A change from death benefit option 2 to option 1;
or,
	Any change that otherwise reduces benefits under
the contract and that results in a cash distribution
in order for the contract to continue to comply with
Section 7702 relating to premium and    cash
valuecontract fund     limitations.
Such income inclusion may result with respect to
cash distributions made in anticipation of reductions
in benefits under the contract.
Code Section 7702A affects the taxation of
distributions (other than death benefits) from certain
Variable Life insurance contracts as follows:
1.	If premiums are paid more rapidly than the rate
defined by a 7-Pay Test, then the contract will be
treated as a "Modified Endowment
   cC    ontract     ("MEC").."
2.	Any contract received in exchange for a contract
classified as a    Modified Endowment
contractMEC will be treated as a Modified
Endowment contractMEC     regardless of
whether the contract received in the exchange
meets the 7-Pay Test.
3.	Loans (including unpaid loan interest), surrenders
and withdrawals from a    Modified Endowment
contractMEC     will be considered
distributions.
4.	Distributions (including loans) from a MEC will
be taxed first as a taxable distribution of gain
from the contract (to the extent that gain exists),
and then as non-taxable recovery of basis.
5.	The Code imposes an extra "penalty" tax of 10%
on any distribution from a MEC includable in
income, unless such distributions are made (a)
after you attain age 59 1/2, (b) on account of you
becoming disabled, or (c) as substantially equal
annuity payments over your life or life
expectancy.
   If a contract becomes a MEC, distributions that
occur during the contract year will be taxed as
distributions from a MEC.  In addition, distributions
from a contract within two years before it becomes a
MEC will be taxed in this manner. This means that a distribution made from a contract that is not a MEC could later become taxable as a distribution from a
MEC.
A contract that is not a    Modified Endowment
contractMEC     may be classified as a
   Modified Endowment contractMEC     if it is
"materially changed" and fails to meet the 7-Pay
Test.  Any distributions from such a contract will be
taxed as explained above.
Material changes include a requested increase in
death benefit or a change from option 1 to option 2.
Before making any contractual changes, a competent
tax advisor should be consulted.
   A reduction in death benefits during the first
seven contract years could also cause a contract to be
treated as a MEC.
Any life insurance contracts which are treated as
   Modified Endowment contractMECs     and
are issued by Midland or any of its affiliates:
	with the same person designated as the owner;
	on or after June 21, 1988; and
	within any single calendar year
will be aggregated and treated as one contract for
purposes of determining any tax on distributions.
Even if a contract is not a    Modified Endowment
contractMEC,      loans at very low or no net cost
may be treated as distributions for federal income tax
purposes.
For contracts not classified as    Modified
Endowment contractMECs    , distributions
generally will be treated first as a return of your
investment in the contract, and then taxed as ordinary
income to the extent that they exceed your investment
in the contract (which generally is the total premiums
paid    plus any contract debt).less any amounts
distributed that were not taxed).
However, certain distributions which must be made
in order to enable the contract to continue to qualify
as a life insurance contract for Federal income tax
purposes if contract benefits are reduced during the
first 15 contract years may be treated in whole or in
part as ordinary income subject to tax.  Loans from or
secured by a contract that is not a MEC are not
treated as distributions.  Neither distributions from
nor loans from or secured by a contract that is not a
MEC are subject to the 10% "penalty" tax.
The Code (Section 817(h)) also authorizes the
Secretary of the Treasury to set standards, by
regulation or otherwise, for the investments of
Variable Life insurance Separate Accounts to be
"adequately diversified" in order for the contracts to
be treated as life insurance contracts for federal tax
purposes. We believe Separate Account A, through
its investments in the Funds, will be adequately
diversified, although we do not control the Funds.
Owners of Variable Life insurance contracts may be
considered, for Federal income tax purposes, the
owners of the assets of the Separate Account used to
support their contracts.  In those circumstances,
income and gains from the Separate Account assets
are included in the Variable contract owner's gross
income.  The IRS has stated in published rulings that
a Variable contract owner will be considered the
owner of Separate Account assets if the contract
owner possesses incidents of ownership in those
assets, such as the ability to exercise investment
control over the assets. The Treasury Department also
announced, in connection with the issuance of
regulations concerning diversification, that those
regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause
the investor (i.e., the    policycontract     owner),
rather than the insurance company, to be treated as
the owner of the assets in the account."  This
announcement also stated that regulations or rulings
would issue guidance on the "extent to which
   policycontractholders     may direct their
investments to particular sub-accounts without being
treated as owners of the underlying assets." As of the
date of this prospectus, no such guidance has been
issued.
The ownership rights under Variable Universal Life 2
are similar to, but different from those described by
the IRS in rulings in which it was determined that
contract owners were not owners of Separate Account
assets.  For example, the owner has additional
flexibility in allocating premium payments and
contract values.  These differences could result in an
owner being treated as the owner of a pro rata portion
of the assets of Separate Account A.  Midland does
not know what standards will be set forth in the
regulations or rulings which the Treasury Department
has stated it expects to issue.  Midland therefore
reserves the right to modify the contract as necessary
to attempt to prevent an owner from being considered
the owner of a pro rata share of the assets of Separate
Account A or to otherwise qualify Variable Universal
Life 2 for favorable tax treatment.
Assuming a contract is a life insurance contract for
federal income tax purposes, the contract should
receive the same federal income tax treatment as
fixed benefit life insurance. As a result, the life
insurance proceeds payable under either benefit
option should be excludable from the gross income of
the beneficiary under Section 101 of the Code, and
you should not be deemed to be in constructive
receipt of the    cash valuecontract funds
under a contract until actual distribution.
Surrenders, withdrawals, and contract changes may
have tax consequences. These include a change of
owners, an assignment of the contract, a change from
one death benefit option to another, and other
changes reducing future death benefits.  Upon
complete surrender or when maturity benefits are
paid, if the amount received plus the contract debt is
more than    the total premiums paid that are not
treated as previously withdrawn by youyour
investment in the contract    , then the excess
generally will be treated as ordinary income.
Federal, state and local estate, inheritance and other
tax consequences of ownership or receipt of contract
proceeds depend on the circumstances of each
contract owner or    beneficiaryBeneficiary.
A contract may be used in various arrangements,
including:
	nonqualified deferred compensation or salary
continuance plans,
	split dollar insurance plans,
	executive bonus plans, or
	retiree medical benefit plans,
	and others.
The tax consequences of such plans may vary
depending on the particular facts and circumstances
of each individual arrangement. Therefore, if you are contemplating the use of a contract in which the value depends in part on its tax consequences, then you
should be sure to consult a qualified tax advisor
regarding the tax attributes of the particular
arrangement.
In recent years, Congress has adopted new rules
relating to corporate owned life insurance.  Any
business contemplating the purchase of a new life
insurance contract or a change in an existing contract
should consult a tax advisor.
Although the likelihood of legislative changes is
uncertain, there is always the possibility that the tax
treatment of the    policycontract     could
change by legislation or other means.     For
instance, the President's 1999 Budget Proposal has recommended legislation that would negatively modify the federal taxation of the contracts described in this prospectus. It is possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor could be consulted with respect to actual and prospective changes in taxation.

Possible Charge for Midland's Taxes
At the present time, Midland makes no charge to the
Separate Account for any federal, state, or local taxes
(other than premium taxes) that it incurs which may
be attributable to such account or to the contracts.
Midland reserves the right to make a charge for any
such tax or other economic burden resulting from the
application of the tax laws.
If such a charge is made, it would be set aside as a
provision for taxes which we would keep in the
effected division rather than in our General Account.
Other Tax Considerations
The foregoing discussion is general and is not
intended as tax advice.  If you are concerned about
these tax implications, you should consult a
competent tax advisor. This discussion is based on
our understanding of the Internal Revenue Service's
current interpretation of the present federal income
tax laws.  No representation is made as to the
likelihood of continuation of these current laws and
interpretations, and we do not make any guarantee as
to the tax status of the contract. It should be further
understood that the foregoing discussion is not
complete and that special rules not described in this
prospectus may be applicable in certain situations.
Moreover, no attempt has been made to consider any
applicable state or other tax laws.
PART 3: ADDITIONAL INFORMATION
MIDLAND NATIONAL LIFE INSURANCE
COMPANY
We are Midland National Life Insurance Company, a
stock life insurance company. Midland was
organized, in 1906, in South Dakota, as a mutual life
insurance company at that time named "The Dakota
Mutual Life Insurance Company". We were
reincorporated as a stock life insurance company in
1909. Our name "Midland" was adopted in 1925.
    We redomesticated to Iowa in 1999.      We
are licensed to do business in 49 states, the District of
Columbia, and Puerto Rico.  Our officers and
directors are listed in beginning on page
3543.
Midland is a subsidiary of Sammons Enterprises,
Inc., Dallas, Texas. Sammons has controlling or
substantial stock interests in a large number of other
companies engaged in the areas of insurance,
corporate services, and industrial distribution.
YOUR VOTING RIGHTS AS AN OWNER
We invest the assets of our Separate Account
divisions in shares of the Funds' portfolios.  Midland
is the legal owner of the shares and has the right to
vote on certain matters. Among other things, we may
vote:
	to elect the Funds' Board of Directors,
	to ratify the selection of independent auditors for
the Funds, and
	on any other matters described in the Funds'
current prospectuses or requiring a vote by
shareholders under the Investment Company Act
of 1940.
Even though we own the shares, we give you the
opportunity to tell us how to vote the number of
shares that are allocated to your contract.  We will
vote at shareholder meetings according to your
instructions.
The Funds will determine how often shareholder
meetings are held.  As we receive notice of these
meetings, we will ask for your voting instructions.
The Funds are not required to hold a meeting in any
given year.
If we do not receive instructions in time from all
contract owners, then we will vote those shares in the
same proportion as we vote shares for which we have
received instructions in that portfolio.  We will also
vote any Fund shares that we alone are entitled to
vote in the same proportions that contract owners
vote.  If the federal securities laws or regulations or
interpretations of them change so that we are
permitted to vote shares of the Fund in our own right
or to restrict contract owner voting, then we may do
so.
You may participate in voting only on matters
concerning the Fund portfolios in which your
   cash valuecontract fund     has been invested.
We determine your voting shares in each division by
dividing the amount of your    cash valuecontract
fund     allocated to that division by the net asset
value of one share of the corresponding Fund
portfolio.  This is determined as of the record date set
by the Funds' Board for the shareholders meeting.
We count fractional shares.
If you have a voting interest, we will send you proxy
material and a form for giving us voting instructions.
In certain cases, we may disregard instructions
relating to changes in the Funds' advisor or the
investment policies of its portfolios.  We will advise
you if we do.
Other insurance companies own shares in the Funds
to support their Variable insurance products.  We do
not foresee any disadvantage to this.  Nevertheless,
the Funds' Board of Directors will monitor events to
identify conflicts that may arise and determine
appropriate action.  If we disagree with any Fund
action, then we will see that appropriate action is
taken to protect our contract owners.
OUR REPORTS TO CONTRACT OWNERS
Shortly after the end of the third, sixth, ninth, and
twelfth contract months, we will send you reports that
show:
	the current death benefit for your contract,
	your    cash valuecontract fund,
	information about investment divisions,
	the cash surrender value of your contract,
	the amount of your outstanding contract loans,
	the amount of any interest that you owe on the
loan, and
	information about the current loan interest rate.
The annual report will show any transactions
involving your    cash valuecontract fund     that
occurred during the year.  Transactions include your
premium allocations, our deductions, and your
transfers or withdrawals.
   These quarterly and annual statements are sent
instead of sending a confirmation of certain
transactions (such as the monthly deduction and
premium payments by automatic checking account
deduction or Civil Service Allotment).
We will send you semi-annual reports with financial
information on the Funds, including a list of the
investments held by each portfolio.
Our report also contains information that is required
by the insurance supervisory official in the
jurisdiction in which this insurance contract is
delivered.
   Confirmation nN    otices will be sent to you
for transfers of amounts between investment
divisions and certain other contract transactions.
   We will send you semi-annual reports with
financial information on the Funds, including a list of
the investments held by each portfolio.
DIVIDENDS
We do not pay any dividends on the contract
described in this prospectus.
MIDLAND'S SALES AND OTHER
AGREEMENTS
The contract will be sold by individuals who, in
addition to being licensed as life insurance agents for
Midland National Life, are registered representatives
of Walnut Street Securities (WSS) or broker-dealers
who have entered into written sales agreements with
WSS.  WSS, the principal underwriter of the
contracts, is registered with the SEC as a broker-
dealer under the Securities Exchange Act of 1934 and
is a member of the National Association of Securities
Dealers, Inc.     (NASD).      The address for
Walnut Street Securities is 670 Mason Ridge Center
Drive, Suite 301, St. Louis, Missouri 63141.
During the first contract year, we will pay agents a
commission of up to 70% of premiums paid.  For
subsequent years, the commission allowance may
equal an amount up to 5% of premiums paid.  After
the 15th    contract yearContract Year    , we pay
no commission.  Certain persistency and production
bonuses may be paid.
We may sell our contracts through broker-dealers
registered with the Securities and Exchange
Commission under the Securities Exchange Act of
1934 that enter into selling agreements with us.  The
commission for broker-dealers will be no more than
that described above.
   To the extent permitted by NASD rules,
promotional incentives or payments may also be
provided to broker-dealers based on sales volumes,
the assumption of wholesaling functions or other
sales-related criteria.  Other payments may be made
for other services that do not directly involve the sale
of the contracts.  These services may include the
recruitment and training of personnel, production of
promotional literature, and similar services.
We intend to recoup commissions and other sales
expenses primarily, but not exclusively, through:
	the deferred sales charge;
	the mortality and expense risk charge;
	the administrative charge;
	the cost of insurance charge;
	revenues, if any, received from the underlying
portfolios or their managers;
	investment earnings on amounts allocated under
contracts to the General Account; and
	premium tax charge.
Commissions paid on the contract, including other
incentives or payments, are not charged to the
contract owners or the Separate Account.
Pending regulatory approvals, we intend to distribute
the contract in all states, except New York, and in
certain possessions and territories.
REGULATION
We are regulated and supervised by the    South
DakotaIowa     Insurance Department.  We are
subject to the insurance laws and regulations in every jurisdiction where we sell contracts. This contract has been filed with and approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.
We submit annual reports on our operations and finances to insurance officials in all the jurisdictions where we sell contracts. The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations.
We are also subject to various federal securities laws and regulations.
   YEAR 2000
The Year 2000 issue (Y2K) relates to the ability of computer systems to properly recognize a four-digit year code. Many computer systems only allowed for a two-digit year code and thus years such as 1998 were simply recognized as 98. Using a two-digit year code for the years 2000 and beyond could result in errors and miscalculations.
Midland National Life relies extensively on computer systems in its daily operations. Several years ago, we began implementing a Plan to modify all of our computer systems to properly recognize the year
2000. Our Y2K Plan focused on assuring compliance in the following areas: Information Technology
("IT") and non-information ("non-IT") hardware, operating systems, software applications and custom applications. We are in the process of the remediation and testing of other systems, including telephone, heating and cooling, mechanical and other equipment having embedded, date sensitive technology for Year
2000 compliance, In addition, we are reviewing the Year 2000 compliance status of our mission critical customers, vendors and service providers.
We have upgraded our mainframe computer
hardware, systems software and applications software to address Y2K issues and we expect to complete compliance testing by June 30, 1999. Most of our systems run on the IBM mainframe computer platform, where future dated systems testing has been performed through December 31, 2000. We are in the process of updating and testing hardware and software running on personal computer (PC) platforms and expect to have any Y2K issues resolved by June 30, 1999.
Y2K issues have been handled primarily by our internal staff. We spent approximately $800,000 on the Year 2000 project through the end of 1998 and estimate additional expenditures of $250,000 for the balance of the project. Due to our early start in addressing Y2K issues, the number of other IT projects delayed due to Y2K has been very limited.
We are currently in the process of developing a Y2K
Contingency Plan and will involve representatives from our IT and non-IT business units in the planning process. The Y2K Contingency Plan may include potential Y2K issues generated within our own
Company and potential Y2K issues generated by third parties that have a mission critical business relationship with us.
While we cannot guarantee that our computer systems nor those of the parties with which we conduct business will properly function once the year
2000 is reached, Midland National Life is committed to maintaining reliable computer systems which properly recognize the year 2000.
   DISCOUNT FOR EMPLOYEES OF
SAMMONS ENTERPRISES, INC.
Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums.
Midland is a subsidiary of Sammons Enterprises, Inc.
and additional premium payments contributed solely by Midland National Life will be paid into the employee's contract during the first year. All other contract provisions will apply.
DISCOUNT FOR MIDLAND EMPLOYEES
Midland employees may receive a discount of up to 25% of first year premiums. Midland will pay off the discount as the employee pays the qualifying premium. All other contract provisions will apply.

LEGAL MATTERS
The law firm of Sutherland Asbill & Brennan LLP,
Washington, DC, has provided advice regarding certain matters relating to federal securities laws.
We are not involved in any material legal proceedings.


FINANCIAL    AND ACTUARIAL
The financial statements of Midland National Life
Separate Account A and Midland National Life
Insurance Company, included in this prospectus and the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in this prospectus and in the registration statement.
The address for PricewaterhouseCoopers LLP is IBM
Park Building, Suite 1300, 650 Third Avenue South,
Minneapolis, Minnesota 55402-4333. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.
   Actuarial matters in this prospectus have been examined by Russell A. Evenson, F.S.A., M.A.A.A., who is Senior Vice President and Chief Actuary of
Midland. His opinion on actuarial matters is filed as an exhibit to the Registration Statement we filed with the Securities and Exchange Commission.
ADDITIONAL INFORMATION
We have filed a Registration Statement relating to the Separate Account and the Variable Life insurance contract described in this prospectus with the Securities and Exchange Commission. The
Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus under the rules and regulations of the SEC. If you would like the additional information, then you may obtain it from the SEC's main office in Washington, DC. You will have to pay a fee for the material.


Management of Midland
Here is a list of our directors and officers.
Directors
Name and
Business Address

Position with Midland

Principal Occupation During Past Five Years
Michael M. Masterson
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001

Chairman of the Board,
President and Chief
Executive Officer
Chairman of the Board (March 1999 to present), Chief
Executive Officer and President (March 1997 to present) President and Chief Operating Officer (March
1996 to February 1997), Executive Vice President-
Marketing (March 1995 to February 1996), Midland
National Life Insurance Company; Vice President
Individual Sales (prior thereto), Northwestern National
Life

John J. Craig, II
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Executive Vice President
   and Chief Operating
Officer
Executive Vice President (January 1998 to present),
Midland National Life Insurance Company; Senior
Vice President and Chief Financial Officer (October
1993 to 1998), Midland National Life Insurance
Company; Treasurer (January 1996 to present), Briggs
ITD Corp.; Treasurer (March 1996 to present),
Sammons Financial Holdings, Inc.; Treasurer
(November 1993 to present), CH Holdings; Treasurer
(November 1993 to present), Consolidated Investment
Services, Inc.; Treasurer (November 1993 to present),
Richmond Holding Company, L.L.C.; Partner (prior thereto), Ernst and Young

Steven C. Palmitier
Midland National Life
One Midland Plaza
Sioux Falls, SD 57193-0001
Senior Vice President and
Chief Marketing Officer
Senior Vice President and Chief Marketing Officer
(March 1997 to present), Senior Vice President-Sales
(August 1996 to February 1997), Midland National Life
Insurance Company; Senior Vice President-Sales (prior thereto), Penn Mutual Life Insurance

Stephen P. Horvat, Jr.
Midland National Life
One Midland Plaza
Sioux Falls, SD      57193-
0001

Senior Vice President
Senior Vice President (January 1997 to present),
Midland National Life Insurance Company;
Shareholder (June 1996 to December 1997), Sorling
Law Firm; Senior Vice President, General Counsel &
Secretary (prior thereto), Franklin Life Insurance
Company

Donald J. Iverson
Midland National Life
One Midland Plaza
  Sioux Falls, SD
57193-0001
Senior Vice President and
Corporate Actuary
Senior Vice President and Corporate Actuary
(November 1999 to Present); Vice President Chief
Actuary (prior thereto), ALLIED Life Insurance
Company.

Robert W. Korba
Sammons Enterprises, Inc.
300 Crescent CT
Dallas, TX 75201
Board of Directors Member
President and Director (since 1988), Sammons
Enterprises, Inc.; Vice President (August 1998 to present), Midland National Life Insurance Company


Executive Officers (other than Directors)
Unless otherwise indicated, the addresses for the following are One Midland Plaza, Sioux Falls, SD 57193-0001
Name and
Business Address

Position with Midland

Principal Occupation During Past Five Years
Jon P. Newsome
Midland National Life
Annuity Division
4601 Westown Parkway
Suite 300
West Des Moines, IA
50266

Executive Vice President
Annuity Division





Executive Vice President Annuity Division (April
1999 To Present); Executive Vice President (September
1996 to February 1999), Conseco Marketing, LLC;
Chairman & CEO (November 1995 to September
1996), American Life & Casualty Ins. Co.
E John Fromelt
Midland National Life
Senior Vice President,
Chief Investment Officer
Senior Vice President, Chief Investment Officer (since
1990), Midland National Life Insurance Company;
President (since August 1995), Midland Advisors
Company; Chief Investment Officer (1996 to present),
North American Company for Life and Health

Thomas M. Meyer
 Midland National Life

Senior Vice President and
Chief Financial Officer
Senior Vice President and Chief Financial Officer
(January 2000 to Present), Vice President and Chief
Financial Officer (January 1998 to December 1999),
Second Vice President and Controller (1995 to 1998),
Midland National Life Insurance Company

Jack L. Briggs
Midland National Life
   Gary J. Gaspar
North American
Company for Life &
Health Insurance
222 South Riverside Plaza
Chicago, IL 60606-
5929

   Vice President,
Secretary, and General
Counsel Senior Vice
President & Chief
Information Officer
Vice President, Secretary and General Counsel (since
1978), Midland National Life Insurance Company
   Senior Vice President & Chief Information Officer
(August 1998 to present), Midland National Life
Insurance Company; Senior Vice President Information
Systems Officer (1985 to present); North American
Company for Life & Health Insurance
Gary W. Helder
    Midland National Life

Vice President- Policy
Administration
Vice President-Policy Administration (since 1991),
Midland National Life Insurance Company
Robert W. Buchanan
Midland National Life
Vice President-
Marketing ServicesNew
Business and
Underwriting

Vice President-Marketing Services (March 1996 to present), Second Vice President-Sales Development
(prior thereto), Midland National Life Insurance
Company

Timothy A. Reuer
Midland National Life
Vice President Product
Development
Vice President Product Development (January 2000
To Present); Actuary Product Development (March
1996 to December 1999); Associate Actuary (March
1992 to February 1996) Midland National Life
Insurance Company


   Esfandyar Dinshaw
Midland National Life
Annuity Division
4601 Westown Parkway
Suite 300
West Des Moines  IA
50266

   Vice President
Annuity Division
   Vice President  Annuity Division (April 1999 to
Present); Vice President  Actuarial (September 1996 to
April 1999), Conseco; Vice President  Actuarial
(January 1991 to August 1996), American Life &
Casualty Ins. Co.
   Meg Taylor
North American Company
for Life and Health
Insurance and Midland
National Life Insurance
Company
222 S. Riverside Plaza
Chicago, IL  60606
   Chief Compliance
Officer
   Chief Compliance Officer (2000 present) North
American Companies and Midland National Life ;
Assistant Vice President Compliance (1998   2000)
North American Companies and Midland National Life;
Director, Product and Market Services (1997-1998)
Transamerica Reinsurance; Assistant Vice President
(1987-1997) John Alden Life Insurance Company


Illustrations


Following are a series of tables that illustrate how the
   cash valuecontract fund    s, cash surrender
values, and death benefits of a contract change with
the investment performance of the Funds. The tables
show how the    cash valuecontract fund    s,
cash surrender values, and death benefits of a contract
issued to an insured of a given age and given
premium would vary over time if the return on the
assets held in each Portfolio of the Funds were a
constant gross, after tax annual rate of 0%, 6%, or
12%. The tables on pages    31 48
t    hrough    33 50     illustrate a contract
issued to a male, age    2535,     under a standard
rate non-smoker underwriting risk classification.
   The tables on pages 34 through 36 illustrate a
contract issued to a male, age 40, under a standard
rate non-smoker underwriting risk classification. The
cash valuecontract funds,      cash surrender values,
and death benefits would be different from those
shown if the returns averaged 0%, 6%, and 12% over
a period of years, but fluctuated above and below
those averages for individual contract years.
The amount of the    cash valuecontract fund
    exceeds the cash surrender value during the first
fifteen contract years due to the surrender charge. For
contract years sixteen and after, the    cash
valuecontract fund     and cash surrender value are
equal, since the surrender charge has reduced to zero.
The second column shows the accumulation value of
the premiums paid at the stated interest rate. The third
and sixth columns illustrate the    cash
valuecontract funds     and the fourth and seventh
columns illustrate the cash surrender values of the
contract over the designated period. The    cash
valuecontract funds     shown in the third column
and the    cash valuecontract funds     shown in
the fourth column assume the monthly charge for cost
of insurance is based upon the current cost of
insurance rates. The    cash valuecontract
funds     shown in the sixth column and the cash
surrender values shown in the seventh column
assume the monthly charge for cost of insurance is
based upon the cost of insurance rates that we
guarantee. The maximum cost of insurance rates
allowable under the contract are based on the
Commissioner's 1980 Standard Ordinary Mortality
Table. The fifth and eighth columns illustrate the
death benefit of a contract over the designated period.
The illustrations of death benefits reflect the same
assumptions as the    cash valuecontract fund
and cash surrender values. The death benefit values
also vary between tables, depending upon whether
Option 1 or Option 2 death benefits are illustrated.
The amounts shown for the death benefit,    cash
valuecontract funds,      and cash surrender values
reflect the fact that the net investment return of the
divisions of our Separate Account is lower than the
gross, after-tax return on the assets in the Funds, as a
result of expenses paid by the Funds and charges
levied against the divisions of our Separate Account.
The illustrations also reflect the 2.5% premium tax
deduction from each premium and the $5.00 per
month expense charge (for the first fifteen years on a
current basis) as well as current and guaranteed cost
of insurance charges.
The contract values shown assume daily investment
advisory fees and operating expenses equivalent to an
annual rate of    .760.73%     of the aggregate
average daily net assets of the Portfolios of the Funds
(the average rate of the Portfolios for the period
ending December 31,    19982000).      The
actual fees and expenses associated with the contract
may be more or less than    .760.73%     and will
depend on how allocations are made to each
investment division.     The MFS VIT New
Discovery, The Lord Abbett VC Mid-Cap Value, The
Lord Abbett VC International and VIP II Index 500
portfolios contain an expense reimbursement
arrangement whereby the portfolios expenses have a
limit.  Without this arrangement, expenses would be
higher and the average of 0.73% would be higher.
This would result in lower values than what are
shown in the illustrations.  Midland cannot predict
whether such arrangements will continue. See
footnotes (1) and (8) on pages 8 and 9 for further
information on the limits on other expenses.
    The contract values also take into account a
daily charge to each division of Separate Account A
for assuming mortality and expense risks and
administrative charges which is equivalent to a
charge at an annual rate of 1.10% of the average net
assets of the divisions of Separate Account A. After
deductions of these amounts, the illustrated gross
investment rates of 0%, 6%, and 12% correspond to
approximate net annual rates of    -1.86-1.83%,
4.144.17%, and 10.1410.17%    , respectively.
The hypothetical values shown in the tables do not
reflect any charges for federal income taxes against
Separate Account A since Midland is not currently
making such charges. However, if, in the future, such
charges are made, the gross annual investment rate of
return would have to exceed the stated investment
rates by a sufficient amount to cover the tax charges
in order to produce the    cash valuecontract funds,
    cash surrender values, and death benefits illustrated.
The tables illustrate the contract values that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no contract loans have been made.
The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the contract owner varied the amount or frequency of premium payments. The tables also assume that the contract owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no contract loans have been taken, and that no transfers have been made and no transfer charges imposed.





MIDLAND NATIONAL LIFE INSURANCE COMPANY VUL2

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 0%
$100,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $1,500

		PREMIUMS		ASSUMING CURRENT COSTS
	ASSUMING GUARANTEED COSTS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	CONTRACT	SURRENDER	DEATH	CONTRACT
	SURRENDER	DEATH
	YEAR	PER YEAR	FUND(2)	VALUE(2)	BENEFIT(2)	FUND(2)
	VALUE(2)	BENEFIT(2)
1
1,575
1,228
588
100,000
1,216
576
100,000
2
3,229
2,435
1,660
100,000
2,400
1,625
100,000
3
4,965
3,610
2,700
100,000
3,553
2,643
100,000
4
6,788
4,755
3,710
100,000
4,676
3,631
100,000
5
8,703
5,869
4,689
100,000
5,769
4,590
100,000
6
10,713
6,954
5,639
100,000
6,823
5,508
100,000
7
12,824
8,011
6,561
100,000
7,849
6,399
100,000
8
15,040
9,028
7,444
100,000
8,837
7,252
100,000
9
17,367
10,009
8,289
100,000
9,788
8,068
100,000
10
19,810
10,952
9,098
100,000
10,703
8,848
100,000
11
22,376
11,861
10,203
100,000
11,584
9,926
100,000
12
25,069
12,734
11,364
100,000
12,430
11,060
100,000
13
27,898
13,574
12,547
100,000
13,234
12,206
100,000
14
30,868
14,382
13,697
100,000
14,006
13,321
100,000
15
33,986
15,158
14,815
100,000
14,736
14,394
100,000
16
37,261
15,962
15,962
100,000
15,416
15,416
100,000
17
40,699
16,725
16,725
100,000
16,048
16,048
100,000
18
44,309
17,448
17,448
100,000
16,632
16,632
100,000
19
48,099
18,123
18,123
100,000
17,150
17,150
100,000
20
52,079
18,751
18,751
100,000
17,613
17,613
100,000
21
56,258
19,333
19,333
100,000
18,004
18,004
100,000
22
60,646
19,860
19,860
100,000
18,322
18,322
100,000
23
65,253
20,325
20,325
100,000
18,570
18,570
100,000
24
70,091
20,729
20,729
100,000
18,730
18,730
100,000
25
75,170
21,063
21,063
100,000
18,802
18,802
100,000








30
104,641
21,710
21,710
100,000
17,357
17,357
100,000








35
142,254
20,157
20,157
100,000
11,227
11,227
100,000








40
190,260
15,458
15,458
100,000
0
0
100,000

1.	ASSUMES A $1,500 PREMIUM IS PAID AT THE BEGINNING OF EACH CONTRACT
YEAR. VALUES
WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES
INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE CONTRACT FUND,
CONTRACT SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.


MIDLAND NATIONAL LIFE INSURANCE COMPANY VUL2

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 6%
$100,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $1,500

		PREMIUMS		ASSUMING CURRENT COSTS
	ASSUMING GUARANTEED COSTS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	CONTRACT	SURRENDER	DEATH	CONTRACT
	SURRENDER	DEATH
	YEAR	PER YEAR	FUND(2)	VALUE(2)	BENEFIT(2)	FUND(2)
	VALUE(2)	BENEFIT(2)
1
1,575
1,309
669
100,000
1,297
657
100,000
2
3,229
2,674
1,899
100,000
2,638
1,863
100,000
3
4,965
4,087
3,177
100,000
4,025
3,116
100,000
4
6,788
5,550
4,505
100,000
5,462
4,417
100,000
5
8,703
7,065
5,885
100,000
6,950
5,771
100,000
6
10,713
8,635
7,320
100,000
8,482
7,167
100,000
7
12,824
10,262
8,813
100,000
10,069
8,620
100,000
8
15,040
11,940
10,355
100,000
11,706
10,121
100,000
9
17,367
13,670
11,951
100,000
13,394
11,674
100,000
10
19,810
15,457
13,602
100,000
15,137
13,282
100,000
11
22,376
17,303
15,645
100,000
16,938
15,280
100,000
12
25,069
19,212
17,842
100,000
18,801
17,431
100,000
13
27,898
21,188
20,161
100,000
20,719
19,692
100,000
14
30,868
23,235
22,550
100,000
22,706
22,021
100,000
15
33,986
25,357
25,015
100,000
24,758
24,415
100,000
16
37,261
27,621
27,621
100,000
26,868
26,868
100,000
17
40,699
29,962
29,962
100,000
29,043
29,043
100,000
18
44,309
32,388
32,388
100,000
31,288
31,288
100,000
19
48,099
34,895
34,895
100,000
33,591
33,591
100,000
20
52,079
37,491
37,491
100,000
35,967
35,967
100,000
21
56,258
40,181
40,181
100,000
38,407
38,407
100,000
22
60,646
42,965
42,965
100,000
40,918
40,918
100,000
23
65,253
45,846
45,846
100,000
43,509
43,509
100,000
24
70,091
48,833
48,833
100,000
46,174
46,174
100,000
25
75,170
51,928
51,928
100,000
48,924
48,924
100,000








30
104,641
69,444
69,444
100,000
64,076
64,076
100,000








35
142,254
91,548
91,548
106,196
82,591
82,591
100,000








40
190,260
119,016
119,016
127,347
106,620
106,620
114,083

1.	ASSUMES A $1,500 PREMIUM IS PAID AT THE BEGINNING OF EACH CONTRACT
YEAR. VALUES
WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES
INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE CONTRACT FUND,
CONTRACT SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.


MIDLAND NATIONAL LIFE INSURANCE COMPANY VUL2

DEATH BENEFIT OPTION 1	ASSUMED HYPOTHETICAL GROSS
MALE PREFERRED NON-SMOKER ISSUE AGE 35	ANNUAL RATE OF RETURN: 12%
$100,000 INITIAL SPECIFIED AMOUNT 	ASSUMED ANNUAL PREMIUM(1): $1.500

		PREMIUMS		ASSUMING CURRENT COSTS
	ASSUMING GUARANTEED COSTS
	END	ACCUMULATED		CASH			CASH
	OF	AT 5% INTEREST	CONTRACT	SURRENDER	DEATH	CONTRACT
	SURRENDER	DEATH
	YEAR	PER YEAR	FUND(2)	VALUE(2)	BENEFIT(2)	FUND(2)
	VALUE(2)	BENEFIT(2)
1
1,575
1,390
750
100,000
1,378
738
100,000
2
3,229
2,924
2,149
100,000
2,885
2,111
100,000
3
4,965
4,604
3,694
100,000
4,537
3,628
100,000
4
6,788
6,446
5,402
100,000
6,349
5,304
100,000
5
8,703
8,468
7,288
100,000
8,338
7,158
100,000
6
10,713
10,689
9,374
100,000
10,510
9,195
100,000
7
12,824
13,129
11,679
100,000
12,898
11,449
100,000
8
15,040
15,801
14,216
100,000
15,515
13,930
100,000
9
17,367
18,732
17,012
100,000
18,384
16,664
100,000
10
19,810
21,949
20,094
100,000
21,534
19,680
100,000
11
22,376
25,484
23,826
100,000
24,997
23,339
100,000
12
25,069
29,373
28,003
100,000
28,807
27,437
100,000
13
27,898
33,655
32,627
100,000
32,994
31,967
100,000
14
30,868
38,373
37,688
100,000
37,610
36,925
100,000
15
33,986
43,576
43,233
100,000
42,694
42,352
100,000
16
37,261
49,381
49,381
100,000
48,294
48,294
100,000
17
40,699
55,787
55,787
100,000
54,472
54,472
100,000
18
44,309
62,848
62,848
107,471
61,288
61,288
104,802
19
48,099
70,606
70,605
115,793
68,771
68,771
112,785
20
52,079
79,130
79,130
124,235
76,990
76,990
120,874
21
56,258
88,506
88,506
132,759
86,015
86,015
129,022
22
60,646
98,800
98,800
144,248
95,911
95,911
140,031
23
65,253
110,102
110,102
156,345
106,770
106,770
151,613
24
70,091
122,517
122,517
169,074
118,681
118,681
163,780
25
75,170
136,159
136,159
182,453
131,759
131,759
176,557








30
104,641
232,166
232,166
283,242
219,603
219,603
267,915








35
142,254
373,151
373,151
432,856
355,684
355,684
412,594








40
190,260
607,259
607,259
649,768
572,616
572,616
612,699

1.	ASSUMES A $1,500 PREMIUM IS PAID AT THE BEGINNING OF EACH CONTRACT
YEAR. VALUES
WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.	ASSUMES THAT NO CONTRACT LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO
VALUES
INDICATE LAPSE IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED
A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE
MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT
ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE CONTRACT FUND,
CONTRACT SURRENDER VALUE AND DEATH BENEFIT FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE
ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE
AVERAGES FOR THE INDIVIDUAL CONTRACT YEARS. NO REPRESENTATION CAN BE
MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.


Definitions
Accumulation Unit means the units credited to each investment division in the Separate Account.
   Age means the age of the Insured Person on his/her birthday which immediately precedes the Contract Date.

Attained Age means the    age of the Insured Person on his/her birthday
preceding a Contract Anniversary
date.Issue Age plus the number of complete contract years since the contract date.
Beneficiary means the person or persons,     named by You, who will
receive the proceeds upon the death of the
insured to whom the contract's death benefit is paid when the Insured
Person dies.
Business Day means    any day any day we are open and the New York Stock
Exchange is open for trading. The
holidays which we are closed but the New York Stock Exchange is open are the day after Thanksgiving, the day before Christmas Eve Day, and New Year's Eve Day. These days along with the days the New York Stock
Exchange is not open for trading will not be counted as Business Days.the New York Stock Exchange is open.
   Contract Fund means the total amount of monies in our Separate Account A attributable to your in force contract. It also includes monies in our General Account for your contract.
Cash Surrender Value means the contract fund on the date of surrender, less any surrender charges.
   Cash Value is the value of your contract fund.
Contract Anniversary    means t: T    he same month and day of the
contract date in each year following the
contract date.
Contract Date means the date from which contract anniversaries and contract years are determined.
   Contract Debt means the total loan on the contract on that date plus the interest that has accrued but has not been paid as of that date.
   Contract Fund means sum of the amounts You have in Our General Account and in the investment divisions of Our Separate Account.
Contract Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.
Contract Year means a year that starts on the contract date or on each anniversary thereafter.
Death Benefit means the amount payable under your contract when the insured person dies.
Evidence of Insurability means evidence, satisfactory to us, that the insured person is insurable and meets our underwriting standards.
Funds mean the investment companies, more commonly called mutual funds, available for investment by Separate
Account A on the  contract date or as later changed by us.
   Home OfficeExecutive Office     means where you write to us to pay
premiums or take other action, such as
transfers between investment divisions, changes in Specified Amount, or other such action regarding your contract.
The address is:
Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193
In Force means the Insured Person's life remains insured under the terms of the contract.
Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified
Portfolio of the Fund.
   Issue Age means the age of the Insured Person on the birthday which immediately precedes the contract date.

Minimum Premium Period    means t: T    he period of time beginning on
the Contract Date and ending five
years from the Contract Date.
Modified Endowment Contract    ("MEC") is means     a contract where
premiums are paid more rapidly
than the rate defined by a 7-Pay Test.
Monthly Anniversary means the day of each month that has the same numerical date as the Contract Date.
Net Cash Surrender Value means the Cash Surrender Value less any outstanding contract loan.
Net Premium means the premium paid less any deduction for premium taxes, less any per premium expenses.
Record Date means the date the contract is recorded on Our books as an In Force contract.
Separate Account means Our Separate Account A which receives and invests your net premiums under the contract.
Surrender Charge means a charge made only upon surrender of the contract. It includes a charge for sales related expenses and issue related expenses.



Performance
Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. We base the performance information on the investment experience of the investment division and the Funds.  The information does not indicate or represent future performance.
Total return quotations reflect changes in Funds' share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge. The quotations will not reflect deductions from premiums (premium tax charge, and any per premium expense charge), the monthly deduction
from the    cash valuecontract fund      (the expense charge, the cost
of insurance charge, and any charges for
additional benefits), the surrender charge, or other transaction charges. Therefore, these returns do not show how actual investment performance will affect contract benefits.
A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Average annual total returns tend to smooth out variations in an investment division's returns and are not the same as actual year-by-year results.
Midland may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.
Midland may provide individual hypothetical illustrations of    cash
valuecontract fund,      cash surrender
value, and death benefits based on the Funds' historical investment returns. These illustrations will reflect the deduction of expenses in the Funds and the deduction of contract charges, including the mortality and expense risk charge, the deductions from premiums, the monthly deduction from the
cash valuecontract fund     and the
surrender charge. The illustrations do not indicate what contract benefits will be in the future.



Financial Statements
The financial statements of Midland National Life Insurance Company included in this prospectus should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland to meet its obligations under the Contracts. They should not be considered as bearing upon the investment performance of the assets held in the Separate Account.

prosp3vul2edgar.txt


                        					Value
									Per
ASSETS						Shares	Share
Investments at net asset value:
	Variable Insurance Products Fund:
Money Market Portfolio (cost $2,994,767)
                                     	2,994,767 	1.00 	$2,994,767
High Income Portfolio (cost $3,649,098)	338,611 	8.18 	2,769,834
Equity-Income Portfolio (cost $19,967,836)825,355 	25.52	21,063,063
Growth Portfolio (cost $50,334,548)		1,120,822 	43.65 48,923,881
Overseas Portfolio (cost $7,366,027)	341,410 	19.99 6,824,791
Midcap Portfolio (cost $741,207)		7,630		20.25 762,013
Variable Insurance Products Fund II
Asset Manager Portfolio (cost $7,748,122)	458,785 	16.00 7,340,554
Investment Grade Bond Portfolio (cost $1,756,496)
                                          145,262 	12.59 1,828,843
Index 500 Portfolio (cost $29,517,352)	190,498 	149.53 28,485,189
Contrafund Portfolio (cost $24,888,253)	997,566 	23.74  23,682,213
Asset Manager Growth: Portfolio (cost $4,762,469)
                                          292,651 	14.41  4,217,105
Variable Insurance Products Fund III:
Balanced Portfolio (cost $1,690,400)	110,823 	14.45  1,601,392
Growth & Income Portfolio (cost $5,609,156)351,324 	15.26  5,361,211
Growth Opportunities Portfolio (cost $8,412,954)395,295 17.74 7,012,526
American Century Variable Portfolios, Inc.:
Balanced Portfolio (cost $666,866)		90,104 	7.27 	655,058
Capital Appreciation Portfolio (cost $2,761,919)
                                          165,691    15.78 	2,614,605
International Portfolio (cost $6,062,501)	571,221    10.23 5,843,591
Value Portfolio (cost $1,723,244)		287,649 	6.67 	1,918,616
Income & Growth Portfolio (cost $1,214,956) 158,727 	7.11 	1,128,552
Massachusetts Financial Services:
VIT Emerging Growth Series (cost $9,060,232) 257,064 	28.84 7,413,717
VIT Investors Trust Series (cost $896,296) 43,204 	21.01	907,718
VIT New Discovery Series (cost $2,696,978) 154,011 	16.61 2,558,124
VIT Research Series (cost $2,226,205)       99,430 	20.80 2,068,139
Lord, Abbett & Company:
VC Growth & Income Portfolio (cost $1,284,868)56,736 	25.45 1,443,931
VC Mid-Cap Value Portfolio (cost $842,190)    64,512	14.38 927,688
VC International Portfolio (cost $133,733)	11,914 8.56	101,989
Fred Alger Management Inc.:
Growth Portfolio (cost $83,467)			1,710 47.27	80,823
MidCap Growth Portfolio (cost $237,902)	7,740 	30.62 236,992
Leveraged AllCap Portfolio (cost $692,747)16,133      38.80	625,949
Small Capitalization Portfolio (cost $35,355)	1,412 23.49	33,163
Total investments (cost $200,058,144)	               $191,426,037




								Value
								Per
NET ASSETS		           		Units		Unit

Net assets represented by:
	Variable Insurance Products Fund:
		Money Market Portfolio	231,932 	12.91 	$2,994,767
		High Income Portfolio	204,165 	13.57 	2,769,834
		Equity-Income Portfolio	914,981 	23.02 	21,063,063
		Growth Portfolio		1,623,991 	30.13 	48,923,881
		Overseas Portfolio	365,657 	18.66 	6,824,791
		Midcap Portfolio		76,122 	10.01 	762,013
	Variable Insurance Products Fund II:
		Asset Manager Portfolio	321,545 	22.83 	7,340,554
		Investment Grade Bond Portfolio119,93715.25 	1,828,843
		Index 500 Portfolio	1,609,845 	17.69 	28,485,189
		Contrafund Portfolio	1,283,140 	18.46 	23,682,213
		Asset Manager: Growth Portfolio284,303 14.83	4,217,105
	Variable Insurance Products Fund III:
		Balanced Portfolio	126,226 	12.69 	1,601,392
		Growth & Income Portfolio343,097 	15.63 	5,361,211
		Growth Opportunities Portfolio569,912 12.30 	7,012,526
	American Century Variable Portfolios, Inc.:
		Balanced Portfolio	49,521 	13.23 	655,058
		Capital Appreciation Portfolio146,195 17.88 	2,614,605
		International Portfolio	360,479 	16.21 	5,843,591
		Value Portfolio		135,863 	14.12 	1,918,616
		Income & Growth Portfolio93,648 	12.05 	1,128,552
	Massachusetts Financial Services:
		VIT Emerging Growth Series430,552 	17.22 	7,413,717
		VIT Investors Trust Series75,085    12.09 	907,718
		VIT New Discovery Series121,519 	21.05  	2,558,124
		VIT Research Series	152,977 	13.52  	2,068,139
	Lord, Abbett & Company:
		VC Growth & Income Portfolio95,009  15.20 	1,443,931
		VC Mid-Cap Value Portfolio59,942 	15.48 	927,688
		VC International Portfolio11,179 	9.12 		101,989
	Fred Alger Management, Inc.:
		Growth			9,951 	8.12 		80,823
		MidCap Growth		27,232 	8.70 		236,992
		Leveraged AllCap		83,262 	7.52 		625,949
		Small Capitalization	4,166 	7.96 		33,163

		Net assets			9,931,433 		$191,426,037




Operations (1) side one (page 4)
							Combined

					2000		1999		1998

Investment income:
	Dividend income		$2,272,124 	$1,485,972
	$980,408
	Capital gains distributions	11,592,444 		5,126,967
	4,404,907

					13,864,568 		6,612,939
	5,385,315

	Expenses:
		Administrative expense	151,862 		139,610
	112,287
		Mortality and expense risk 1,628,558 		1,124,796
	660,451

		Net investment income	12,084,148 		5,348,533
	4,612,577

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 7,009,565 		6,968,775
	2,782,785
	Net unrealized (depreciation) appreciation on
		investments		(36,589,184)		13,329,487
	7,854,876

		Net realized and unrealized (losses) gains on
			investments	(29,579,619)		20,298,262
	10,637,661

		Net (decrease) increase in net assets resulting
			from operations	 $(17,495,471)		$25,646,795

	$15,250,238

Net assets at beginning of year		$160,965,073
	$98,414,651
		$54,189,603

Net (decrease) increase in net assets resulting from
	operations			(17,495,471)		25,646,795
	15,250,238

Capital shares transactions:
	Net premiums			72,289,446 		55,894,834
	40,629,334
	Transfers of policy loans	(3,554,117)		(3,027,080)
	(1,812,692)
	Transfers of cost of insurance	(14,761,408)
	(10,455,885)
		(6,444,223)
	Transfers of surrenders		(6,184,827)		(5,196,901)
	(3,055,075)
	Transfers of death benefits	(225,695)		(136,802)
	(144,047)
	Transfers of other terminations	(547,700)		(322,175)
	(198,487)
	Interfund and net transfers to general account 940,736
	147,636
		Net increase (decrease) in net assets from capital share
			transactions	47,956,435 		36,903,627
	28,974,810

Total increase (decrease) in net assets	30,460,964 		62,550,422
	44,225,048

Net assets at end of year			$191,426,037
	$160,965,073
		$98,414,651





Operations (1) side two (page 4)
Variable Insurance Products Fund
Money Market Portfolio				High Income Portfolio
2000		1999		1998		2000		1999		1998


$198,571 	$184,312 	$123,409 	$240,215 	$297,898 	$178,129
11,138 		113,186

198,571		184,312 	123,409 	240,215 	309,036
	291,315

1,980 		2,956 		2,905 		4,091
	4,861
		4,792
29,107 		32,625 		20,969 		29,955
	31,332
		26,040

167,484 	148,731 	99,535 		206,169 	272,843
	260,483

						(274,899)	(168,077)	44,450

						(767,286)	120,076 	(460,189)
						(1,042,185)	(48,001)	(415,739)

$167,484 	$148,731 	$99,535 	$(836,016)	$224,842 	$(155,256)

$4,656,942 	$2,731,098 	$1,393,023 	$3,555,219 	$3,163,974 	$2,830,980

167,484 	148,731 	99,535 		(836,016)	224,842
	(155,256)

5,381,751 	3,387,118 	1,970,072 	988,497 	1,057,899 	1,477,592
15,327 		(137,095)	(96,356)	(82,316)	(71,479)
	(94,338)
(279,106)	(198,599)	(148,349)	(331,196)	(301,939)	(251,359)
(63,468)	(913,421)	(450,390)	(134,088)	(377,937)	(287,811)
		(62)				(1,509)		(2,669)
	(336)
(45,680)	(2,870)		(519)		(5,117)		(3,359)
	(2,422)
(6,838,483)	(357,958)	(35,918)	(383,640)	(134,113)	(353,076)
(1,829,659)	1,777,113 	1,238,540 	50,631 		166,403
	488,250

(1,662,175)	1,925,844 	1,338,075 	(785,385)	391,245 	332,994
$2,994,767 	$4,656,942 	$2,731,098 	$2,769,834 	$3,555,219 	$3,163,974



Operations (2) side one (page 5)
			Variable Insurance Products Fund
							Equity-Income Portfolio


					2000		1999		1998

Investment income:
	Dividend income		$323,300 	$241,870 	$145,189
	Capital gains distributions	1,218,012 	534,659 	516,702
					1,541,312 	776,529 	661,891

Expenses:
		Administrative expense	21,504 		23,087
	20,642
		Mortality and expense risk 174,011 	163,697 	114,253

		Net investment income	1,345,797 	589,745 	526,996

Realized and unrealized gains (losses) on investments:
	Net realized gains on investments 421,865 	702,551
	464,171
	Net unrealized (depreciation) appreciation on
		investments		(320,254)	(438,403)	297,365

		Net realized and unrealized gains (losses) on
			investments	101,611 	264,148 	761,536

		Net increase (decrease) in net assets resulting
			from operations	 $1,447,408 	$853,893
	$1,288,532

Net assets at beginning of year		$19,166,789 	$15,731,177
	$10,118,500

Net increase (decrease) in net assets resulting from
		Operations		1,447,408 	853,893 	1,288,532

Capital shares transactions:
	Net premiums			4,542,173 	5,797,797 	6,101,737
	Transfers of policy loans	(455,629)	(438,545)	(286,720)
	Transfers of cost of insurance	(1,572,315)	(1,512,678)
	(1,071,429)
	Transfers of surrenders		(757,803)	(585,741)	(380,774)
	Transfers of death benefits	(21,788)	(17,919)	(42,005)
	Transfers of other terminations	(69,290)	(82,773)
	(43,973)
	Interfund and net transfers to general account	(1,216,482)
	(578,422)
	47,309

		Net increase in net assets from capital share
transactions	448,866 	2,581,719 	4,324,145

Total increase (decrease) in net assets	1,896,274 	3,435,612
	5,612,677

Net assets at end of year			$21,063,063 	$19,166,789
	$15,731,177




Operations (2) side two (page 5)
Variable Insurance Products Fund
Growth Portfolio				Overseas Portfolio
2000		1999		1998		2000		1999		1998


$51,524 	$51,552 	$90,127 	$100,569 	$75,635 	$74,765
5,126,652 	3,241,329 	2,357,538 	633,310 	121,991 	220,360

5,178,176 	3,292,881 	2,447,665 	733,879 	197,626 	295,125

61,820 		51,850 		38,417 		9,759
	8,600
		7,786
461,859 	314,847 	197,513 	66,091 		50,231
	39,797

4,654,497 	2,926,184 	2,211,735 	658,029 	138,795 	247,542

3,085,197 	2,439,437 	998,269 	309,555 	200,191 	101,507

(14,377,536)	6,119,672 	4,140,818 	(2,579,186)	1,772,376 	78,405


(11,292,339)	8,559,109 	5,139,087 	(2,269,631)	1,972,567
	179,912


$(6,637,842)	$11,485,293 	$7,350,822 	$(1,611,602)
	$2,111,362
	$427,454

$46,051,700 	$28,503,893 	$17,132,404 	$7,360,544
	$4,895,040
	$3,708,222


(6,637,842)	11,485,293 	7,350,822 	(1,611,602)	2,111,362 	427,454


13,996,420 	10,176,313 	7,318,889 	1,847,125 	1,397,618 	1,583,685
(1,232,062)	(889,497)	(590,467)	(166,864)	(169,168)	(97,787)
(3,118,570)	(2,167,948)	(1,601,618)	(501,282)	(378,999)	(366,371)
(1,937,208)	(1,471,759)	(817,281)	(294,620)	(189,968)	(255,013)
(59,173)	(35,465)	(23,796)	(11,140)	(7,260)
	(4,169)
(168,055)	(87,911)	(57,078)	(20,699)	(9,915)
	(3,207)
2,028,671 	538,781 	(207,982)	223,329 	(288,166)	(97,774)


9,510,023 	6,062,514 	4,020,667 	1,075,849 	354,142 	759,364

2,872,181 	17,547,807 	11,371,489 	(535,753)	2,465,504 	1,186,818

$48,923,881 	$46,051,700 	$28,503,893 	$6,824,791
	$7,360,544
	$4,895,040



Operations (3) side one (page 6)
			Variable Insurance Products Fund II
								Midcap Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$2,096 		$-
	$-
	Capital gains distributions
2,096 		- 		-

	Expenses:
		Administrative expense
		Mortality and expense risk		600

		Net investment income			1,496 		-
	-

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	(276)
	Net unrealized (depreciation) appreciation on
			investments			20,806

		Net realized and unrealized (losses) gains on
				investments		20,530 		-
	-

		Net (decrease) increase in net assets resulting
				from operations		$22,026 	$-
	$-

Net assets at beginning of year				$- 		$-
	$-

Net (decrease) increase in net assets resulting from
		operations				22,026

Capital shares transactions:
	Net premiums					168,799
	Transfers of policy loans			301
	Transfers of cost of insurance			(3,578)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account	574,465

		Net increase (decrease) in net assets from capital share
				transactions		739,987 	-
	-

Total increase (decrease) in net assets			762,013
	-
	-

Net assets at end of year					$762,013
	$-
	$-


Operations (3) side two (page 6)
Variable Insurance Products Fund II
Asset Manager Portfolio		Investment Grade Bond Portfolio
2000		1999		1998		2000		1999		1998
$251,923 	$242,526 	$187,684 	$100,766 	$45,131 	$39,734
593,513 	307,200 	563,053 			14,159 		4,714

845,436 	549,726 	750,737 	100,766 	59,290 		44,448


12,376 		13,150 		12,260 		1,669
	1,699
		1,721
69,700 		68,917 		58,657 		13,845
	11,583
		8,643

763,360 	467,659 	679,820 	85,252 		46,008
	34,084


70,201 		219,173 	155,701 	(513)		(4,421)
	15,445

(1,218,082)	46,216 		18,174 		75,179
	(66,827)
	20,815


(1,147,881)	265,389 	173,875 	74,666 		(71,248)	36,260

$(384,521)	$733,048 	$853,695 	$159,918 	$(25,240)	$70,344

$8,020,155 	$7,287,457 	$5,864,777 	$1,475,493 	$1,142,457 	$823,750

(384,521)	733,048 	853,695 	159,918 	(25,240)	70,344


1,308,327 	1,422,179 	1,504,185 	470,512 	632,765 	397,712
(142,182)	(167,137)	(174,116)	(24,573)	(33,143)	(10,939)
(475,448)	(466,509)	(449,699)	(151,963)	(113,723)	(88,089)
(512,663)	(309,764)	(249,884)	(66,368)	(43,742)	(53,582)
(8,961)		(10,107)	(12,156)			(3,144)
	(3,204)
(12,298)	(15,401)	(15,437)	(9,632)		(567)		(927)
(451,855)	(453,611)	(33,908)	(24,544)	(80,170)	7,392


(295,080)	(350)		568,985 	193,432 	358,276 	248,363

(679,601)	732,698 	1,422,680 	353,350 	333,036 	318,707

$7,340,554 	$8,020,155 	$7,287,457 	$1,828,843 	$1,475,493 	$1,142,457


Operations (4) side one (page 7)
			Variable Insurance Products Fund II
						Index 500 Portfolio
					2000			1999			1998

Investment income:
	Dividend income		$254,064 		$128,287
	$58,842
	Capital gains distributions	111,058 		87,052
	136,288

					365,122 		215,339
	195,130

Expenses:
		Administrative expense	14,320 			13,208

	9,557
		Mortality and expense risk 245,786 		157,133
	71,255

		Net investment income	105,016 		44,998
	114,318

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments 1,401,176 	1,778,768
	478,120
	Net unrealized (depreciation) appreciation on
			investments		(4,457,329)	1,472,113 	1,380,373

		Net realized and unrealized (losses) gains on
				investments	(3,056,153)	3,250,881 	1,858,493

		Net (decrease) increase in net assets resulting
			from operations		$(2,951,137)
	$3,295,879
	$1,972,811

Net assets at beginning of year			$23,862,419
	$12,222,424 	$4,566,701

Net (decrease) increase in net assets resulting from
		operations			(2,951,137)		3,295,879
	1,972,811

Capital shares transactions:
	Net premiums				11,792,707 		10,595,877
	6,643,119
	Transfers of policy loans		(565,304)		(405,576)
	(200,663)
	Transfers of cost of insurance		(2,678,279)
	(1,794,224)
	(886,807)
	Transfers of surrenders			(738,138)		(435,170)
	(183,244)
	Transfers of death benefits		(54,635)		(23,612)
	(16,201)
	Transfers of other terminations		(59,505)
	(40,320)
	(17,516)
	Interfund and net transfers to general account	(122,939)
	447,141
	344,224

		Net increase (decrease) in net assets from capital share
				transactions	7,573,907 		8,344,116
	5,682,912

Total increase (decrease) in net assets		4,622,770
	11,639,995
	7,655,723

Net assets at end of year				$28,485,189
	$23,862,419 	$12,222,424



Operations (4) side two (page 7)
Variable Insurance Products Fund II
Contrafund Portfolio					Asset Manager: Growth
Portfolio
2000		1999		1998		2000		1999		1998

$71,435 	$56,072 	$37,587 	$88,847 	$69,487 	$28,628
2,593,074 	411,195 	276,533 	360,190 	115,247 	133,880

2,664,509 	467,267 	314,120 	449,037 	184,734 	162,508


15,199 		13,678 		10,181 		3,515
	3,315
		2,638
199,695 	129,843 	68,560 		39,573 		31,033
	17,363

2,449,615 	323,746 	235,379 	405,949 	150,386 	142,507


919,979 	996,724 	405,977 	34,829 		99,198
	30,155

(5,176,298)	1,960,685 	1,432,988 	(1,061,854)	235,779 	148,003


(4,256,319)	2,957,409 	1,838,965 	(1,027,025)	334,977 	178,158


$(1,806,704)	$3,281,155 	$2,074,344 	$(621,076)	$485,363
	$320,665

$19,665,270 	$11,030,567 	$5,101,986 	$4,209,771 	$2,756,403
	$1,304,663


(1,806,704)	3,281,155 	2,074,344 	(621,076)	485,363 	320,665


8,994,345 	7,357,636 	5,148,927 	1,455,890 	1,396,405 	1,392,497
(436,462)	(379,002)	(203,142)	(102,711)	(55,156)	(10,349)
(1,924,118)	(1,342,024)	(746,910)	(357,509)	(277,111)	(221,079)
(853,076)	(520,528)	(248,949)	(118,400)	(73,603)	(21,053)
(44,362)	(22,308)	(24,534)	(917)		(613)		(91)
(41,127)	(29,593)	(34,555)	(13,237)	(7,983)
	(5,348)
128,447 	289,367 	(36,600)	(234,706)	(13,934)	(3,502)


5,823,647 	5,353,548 	3,854,237 	628,410 	968,005 	1,131,075

4,016,943 	8,634,703 	5,928,581 	7,334 		1,453,368
	1,451,740

$23,682,213 	$19,665,270 	$11,030,567 	$4,217,105
	$4,209,771
	$2,756,403
Operations (5) side one (page 8)
				Variable Insurance Products Fund III
						Balanced Portfolio
					2000		1999		1998

Investment income:
	Dividend income		$40,897 	$17,288 	$3,696
	Capital gains distributions	34,081 		20,091
	5,647

					74,978 		37,379 		9,343

	Expenses:
		Administrative expense	89 		91 		62
		Mortality and expense risk 13,084 	9,164 		3,005

		Net investment income (loss)	61,805 		28,124
	6,276

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(4,713)
	15,035
		6,509
	Net unrealized (depreciation) appreciation on
			investments			(133,230)	(6,334)
	48,417

		Net realized and unrealized (losses) gains on
			investments			(137,943)	8,701 	54,926

		Net (decrease) increase in net assets resulting
				from operations		$(76,138)	$36,825
	$61,202

Net assets at beginning of year				$1,314,548
	$669,509
	$121,777

Net (decrease) increase in net assets resulting from
		operations				(76,138)	36,825
	61,202

Capital shares transactions:
	Net premiums					629,057 	726,871
	539,114
	Transfers of policy loans			(12,013)	(6,519)
	(5,099)
	Transfers of cost of insurance			(155,979)
	(112,524)
	(45,367)
	Transfers of surrenders				(11,649)	(6,723)
	(11,935)
	Transfers of death benefits
	Transfers of other terminations			(700)
	(3,587)

	Interfund and net transfers to general account	(85,734)	10,696

	9,817

		Net increase (decrease) in net assets from capital share
				transactions		362,982 	608,214
	486,530
Total increase (decrease) in net assets			286,844
	645,039
	547,732

Net assets at end of year					$1,601,392
	$1,314,548
	$669,509




Operations (5) side two (page 8)
Variable Insurance Products Fund III
Growth & Income Portfolio			Growth Opportunities Portfolio

2000		1999		1998		2000		1999		1998


$50,391 	$12,182 	$- 		$83,187 	$38,764 	$8,299
328,878 	24,365 		1,443 		421,879 	72,472
	28,848

379,269 	36,547 		1,443 		505,066 	111,236
	37,147


840 		587 		218 		1,126 		1,134
	639
45,659 		27,720 		6,973 		63,883
	46,053
		15,685

332,770 	8,240 		(5,748)		440,057 	64,049
	20,823


(48,726)	185,719 	37,985 		(126,481)	223,702 	50,809

(499,869)	51,567 		199,570 	(1,712,965)	(105,022)
	394,294


(548,595)	237,286 	237,555 	(1,839,446)	118,680 	445,103


$(215,825)	$245,526 	$231,807 	$(1,399,389)	$182,729
	$465,926

$4,422,690 	$1,813,193 	$214,268 	$6,611,175 	$3,552,709 	$544,175


(215,825)	245,526 	231,807 	(1,399,389)	182,729 	465,926

2,452,093 	2,728,935 	1,372,004 	3,410,422 	3,765,062 	2,646,226
(7,998)		(85,889)	(9,957)		(84,767)	(83,842)
	(9,991)
(572,176)	(414,826)	(110,453)	(816,326)	(633,052)	(234,192)
(137,016)	(56,767)	(4,601)		(201,459)	(93,710)
	(27,363)
(553)						(3,757)		(12,984)
(10,332)	(5,993)		(433)		(19,361)	(22,217)
	(6,801)
(569,672)	198,511 	120,558 	(484,012)	(43,520)	174,729


1,154,346 	2,363,971 	1,367,118 	1,800,740 	2,875,737 	2,542,608

938,521 	2,609,497 	1,598,925 	401,351 	3,058,466 	3,008,534

$5,361,211 	$4,422,690 	$1,813,193 	$7,012,526 	$6,611,175 	$3,552,709
Operations (6) side one (page 9)
			American Century Variable Portfolios, Inc.
							Balanced Portfolio
							2000		1999		1998

Investment income:
	Dividend income				$11,784 	$6,884
	$1,086
	Capital gains distributions			7,421 		47,498

	6,735

							19,205 		54,382
	7,821

	Expenses:
		Administrative expense			38 		32
	20
		Mortality and expense risk		4,815 		3,807

	1,392

		Net investment income (loss)		14,352 		50,543

	6,409

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments	(5,486)
	(9,315)
		(1,944)
	Net unrealized (depreciation) appreciation on
			investments			(33,188)	2,280
	18,540

		Net realized and unrealized (losses) gains on
				investments		(38,674)	(7,035)
	16,596

		Net (decrease) increase in net assets resulting
				from operations		$(24,322)	$43,508
	$23,005

Net assets at beginning of year				$566,994
	$329,779
	$52,097

Net (decrease) increase in net assets resulting from
		operations				(24,322)	43,508
	23,005

Capital shares transactions:
	Net premiums					306,429 	232,299
	288,299
	Transfers of policy loans			(3,389)
	(1,958)
	(5,411)
	Transfers of cost of insurance			(58,047)
	(52,048)
	(24,458)
	Transfers of surrenders				(4,004)
	(8,705)
	(5,978)
	Transfers of death benefits
	Transfers of other terminations			(849)		(487)
	(5,006)
	Interfund and net transfers to general account	(127,754)	24,606

	7,231

		Net increase (decrease) in net assets from capital share
			transactions			112,386 	193,707
	254,677

Total increase (decrease) in net assets			88,064
	237,215
	277,682

Net assets at end of year					$655,058
	$566,994
	$329,779


Operations (6) side two (page 9)
American Century Variable Portfolios, Inc.
Capital Appreciation Portfolio				International
Portfolio
2000		1999		1998		2000		1999		1998

$- 		$- 		$- 		$4,498 		$- 		$1,827
34,775 				4,895 		67,255
	18,759

34,775 				4,895 		71,753
	20,586


672 		78 		41 		1,138 		550 		239
15,133 		3,625 		1,207 		43,128
	17,131
		5,145

18,970 		(3,703)		3,647 		27,487
	(17,681)
		15,202


336,962 	20,957 		(14,210)	377,907 	145,309 	18,863

(405,351)	248,994 	14,374 		(1,406,332)	1,131,790 	54,979


(68,389)	269,951 	164 		(1,028,425)	1,277,099 	73,842

$(49,419)	$266,248 	$3,811 		$(1,000,938)	$1,259,418
	$89,044

$831,750 	$217,542 	$73,008 	$3,387,853 	$1,177,307 	$199,713


(49,419)	266,248 	3,811 		(1,000,938)	1,259,418 	89,044


1,103,707 	273,950 	183,887 	2,563,900 	1,325,707 	1,002,411
(31,768)	(6,348)		(241)		(66,088)	(28,277)
	(5,436)
(134,431)	(55,524)	(29,375)	(399,364)	(243,441)	(82,794)
(29,108)	(4,395)		(13,744)	(106,462)	(76,073)
	(12,709)
						(8,402)		(659)
(13,427)					(9,996)		(529)
	(5,265)
937,301 	140,277 	196 		1,483,088 	(25,600)	(7,657)


1,832,274 	347,960 	140,723 	3,456,676 	951,128 	888,550

1,782,855 	614,208 	144,534 	2,455,738 	2,210,546 	977,594

$2,614,605 	$831,750 	$217,542 	$5,843,591 	$3,387,853 	$1,177,307


Operations (7) side one (page 10)
			American Century Variable Portfolios, Inc.

					Value Portfolio				Income
&
Growth Portfolio
2000		1999		1998		2000		1999	1998

Investment income:

	Dividend income	$15,145 	$8,547 		$1,367
	$3,768
		$18 	$39
	Capital gains distributions 38,754 	80,972 		16,326

				53,899 		89,519 		17,693
	3,768 		18 	39

	Expenses:
		Administrative expense	241 	166 		111 		101
	18

		Mortality and expense risk	11,759 	9,012 	3,549

	8,007 		2,297 	10

		Net investment income (loss)	41,899 	80,341
	14,033
		(4,340)	(2,297)	29

Realized and unrealized gains (losses) on investments:
	Net realized (losses) gains on investments (53,937)	(21,056)
(10,206)
	18,987 	11,286 		38
	Net unrealized appreciation (depreciation) on
			investments	265,786 	(91,791)	19,163
	(131,932)
	44,403 	1,125

		Net realized and unrealized gains (losses) on
			investments	211,849 	(112,847)	8,957
	(112,945)
	55,689 		1,163

		Net increase (decrease) in net assets resulting
			from operations	$253,748 	$(32,506)	$22,990
$(117,285)
	$53,392 	$1,192

Net assets at beginning of year	$1,149,267 	$778,580 	$139,559
	$543,814
	$32,520 	$-

Net increase (decrease) in net assets resulting from
		operations	253,748 	(32,506)	22,990
	(117,285)
	53,392 		1,192

Capital shares transactions:
	Net premiums	624,379 	604,324 	699,611 	715,067
	458,673
	30,706
	Transfers of policy loans	(12,949)	(26,391)	(11,530)
	(13,934)
	(4,650)
	Transfers of cost of insurance	(161,042)	(146,617)
	(82,653)
	(103,406)	(39,156) (128)
	Transfers of surrenders		(29,020)	(11,525)	(24,446)
	(27,368)
	(6,230)
	Transfers of death benefits	(441)				(17,555)
	Transfers of other terminations	(4,230)		(341)

	(3,299)		(1,700)
	Interfund and net transfers to general account	98,904
	(16,257)
	52,604 	134,963 	50,965 	750

		Net increase (decrease) in net assets from
			capital share transactions	515,601 403,193
616,031
702,023 	457,902   31,328

Total increase (decrease) in net assets	769,349  370,687 	639,021
	584,738
	511,294 	32,520

Net assets at end of year	  $1,918,616 	$1,149,267 	$778,580
	$1,128,552 	$543,814 	$32,520


Operations (7) side two (page 10)
Massachusetts Financial Services
VIT Emerging Growth Series		VIT Investors Trust Series	VIT
New
Discovery Series
2000	  1999	1998			2000	1999	1998		2000	1999
	1998
$252,972 	$- 	$- 		$8,442 	$271 	$- 		$17,599
	$- 	$-
					326 					4,805

252,972 				8,442 		597 		17,599
	4,805


1,363 		138 	4 		30 	14 				457
	8
49,357 		5,706 	46 		6,107 	1,242 	5

	12,907 	670 	1

202,252 	(5,844)	(50)		2,305 	659)	(5)
	4,235
	4,127 	(1)


451,575 	53,417 	146 		4,965 	1,508 	8
	27,588 	9,700 	15


(2,314,337)	660,695 	7,127 	(2,262)	13,099 	585
	(200,760)	61,765 	142


(1,862,762)	714,112 	7,273 	2,703 	14,607 	593
	(173,172)
	71,465 	157


$(1,660,510)	$708,268 	$7,223 	$5,008 	$13,948 	$588
	$(168,937)	$75,592   $156

$2,130,426 	$56,516    $- 	$327,730 	$11,356 	$- 	$260,546
	$1,975
	$-


(1,660,510)	708,268 	7,223 	5,008 	13,948 	588
	(168,937)
	75,592 	156


4,499,180   1,179,624 	47,502 		623,594 	306,592 	10,680
	1,454,717 	123,165
	1,842
(56,468)	(19,820)		(14,554)	(4,353)
	(21,864)
	(929)
(503,972)  (91,290)	(315)	(82,468)	(22,366)	(120)	(135,746)
	(9,233)
	(23)
(135,661)	(5,420)	(918)	(5,787)	(537)			(6,327)
	(20)
(9,143)				(162)
(21,846)		(2,518)				(1,773)
	(4,275)

3,171,711 	305,066 	3,024 	56,130 	23,090 	208
	1,180,010
	69,996


6,943,801 	1,365,642 	49,293 	574,980    302,426 	10,768
	2,466,515 	182,979 1,819

5,283,291 2,073,910 	56,516 	579,988 	316,374 	11,356
	2,297,578 	258,571   1,975

$7,413,717    $2,130,426    $56,516   $907,718   $327,730   $11,356
$2,558,124
$260,546 	$1,975


Operations (8) side one (page 11)
				Massachusetts Financial Services

						VIT Research Series
						2000		1999		1998

Investment income:
	Dividend income			$79,797 	$853 		$-
	Capital gains distributions				4,509

						79,797 		5,362

	Expenses:
		Administrative expense		446 		378 		54
		Mortality and expense risk	13,354 		5,028
	349

		Net investment income (loss)	65,997 		(44)
	(403)

Realized and unrealized gains (losses) on investments:
	Net realized gains (losses) on investments	72,697 	59,575

	909
	Net unrealized (depreciation) appreciation on
			investments		(300,949)	101,858 	41,025

		Net realized and unrealized (losses) gains on
				investments	(228,252)	161,433 	41,934

		Net (decrease) increase in net assets resulting
				from operations		$(162,255)	$161,389
	$41,531

Net assets at beginning of year				$938,619
	$245,451 	$-

Net (decrease) increase in net assets resulting from
		operations				(162,255)	161,389 	41,531

Capital shares transactions:
	Net premiums					1,177,630 	589,890
	204,167
	Transfers of policy loans			(21,881)	(8,835)
	(150)
	Transfers of cost of insurance			(121,224)
	(47,574)
	(2,238)
	Transfers of surrenders				(8,258)
	(5,062)
	(5,394)
	Transfers of death benefits			(97)
	Transfers of other terminations			(5,758)
	(205)
	Interfund and net transfers to general account	271,363 	3,565

	7,535

		Net increase (decrease) in net assets from capital share
				transactions		1,291,775 	531,779
	203,920

Total increase (decrease) in net assets			1,129,520
	693,168
	245,451

Net assets at end of year				$2,068,139 	$938,619
	$245,451



Operations (8) side two (page 11)
Lord, Abbett & Company
VC Mid-Cap			VC International
VC Growth Income Portfolio		Value Portfolio		Portfolio
2000	1999	1998			2000	1999			2000	1999

$10,969 	$7,938   $- 		$5,828 	$8 		$3,537
	$12
27,959 		22,490 			1,102 		437

10,969 		35,897 	28,318 	8 		4,639
	449

(983)		12 		 		55 				16
7,520 		2,097 		34 		1,855 		1
	769 		2

4,432 		33,788 	(34)		26,408 	7 		3,854
	447


(1,309)		9,389 		68 	13,595 	1
	(16,083)
	4

167,269 	(5,938)		(1,217)		85,277 	222
	(31,957)
	212

165,960 	3,451 		(1,149)		98,872 	223
	(48,040)
	216

$170,392 	$37,239 	$(1,183)	$125,280 	$230 	$(44,186)	$663

$443,354 	$63,724 	$- 	$6,486 	$- 	$5,519 	$-

170,392 	37,239 	(1,183)		125,280 	230 	(44,186)
	663

712,612 	348,427 	64,470 	575,908 	4,819 	135,149
	4,889
(6,742)		(3,471)				(5,060)
	(884)
(93,703)	(34,423)	(397)	(8,809)		(24)	(8,284)
	(33)
(6,799)		(101)		(6)	(77)
 (655)
(7,002)		(3,906)				(212)
232,474 	35,865 	840 	234,172 	1,461 		14,675

830,185 	342,391 	64,907 	795,922 	6,256 	140,656
	4,856

1,000,577 	379,630 	63,724 	921,202 	6,486 		96,470
	5,519

$1,443,931 	$443,354 	$63,724 	$927,688 	$6,486 	$101,989
	$5,519



Operations (9) (page 12)
			Fred Alger Management, Inc.
					MidCap		Leveraged		Small
			Growth	Growth		AllCap
	Capitalization
			2000		2000			2000			2000
Investment income:
	Dividend income$- 		$- 		$- 			$-
	Capital gains distributions
				- 		- 		- 			-

	Expenses:
		Administrative expense
		Mortality and expense risk	51 	189 		730
	29

		Net investment loss	(51)		(189)		(730)
	(29)

Realized and unrealized gains (losses) on investments:
	Net realized losses on investments		(19)	(861)	(4,134)
	(76)
	Net unrealized (depreciation) appreciation on
			investments		(2,644)		(910)	(66,798)
	(2,192)

		Net realized and unrealized losses on
				investments	(2,663)		(1,771)
	(70,932)
	(2,268)

		Net (decrease) increase in net assets resulting
			from operations	$(2,714)    $(1,960)	$(71,662)
	$(2,297)

Net assets at beginning of year	$- 	$- 	$- 		$-
Net (decrease) increase in net assets resulting from
		operations	(2,714)		(1,960)		(71,662)
	(2,297)

Capital shares transactions:
	Net premiums		37,082 	93,055 	207,014 	21,905
	Transfers of policy loans	62 	338 		(1,683)
	Transfers of cost of insurance	(921)	(2,063)
	(9,402)
	(681)
	Transfers of surrenders
	Transfers of death benefits
	Transfers of other terminations
	Interfund and net transfers to general account   47,314   147,622
	501,682 	14,236

		Net increase (decrease) in net assets from
			capital share transactions	83,537    238,952
	697,611
	35,460

Total increase (decrease) in net assets	80,823 	236,992
	625,949
	33,163

Net assets at end of year		$80,823 	$236,992 	$625,949
	$33,163



1.	Organization and Significant Accounting Policies

Organization
Midland National Life Separate Account A ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the
"Company") in
accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the
Separate Account are clearly identified and distinguished from the other assets and liabilities of the
Company. The Separate Account is used to fund variable universal life insurance policies of the
Company. Walnut Street Securities serves as the underwriter of the Separate
Account.

Investments
The Separate Account invests in specified portfolios of Variable
Insurance
Products Fund
("VIPF"),  Variable Insurance Products Fund II ("VIPF II"), Variable
Insurance
Products Fund III
("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"),
Massachusetts
Financial
Services ("MFS"), Lord, Abbett & Company ("LAC"), and Fred Alger
Management
("FAM"),
(collectively "the Funds"), each diversified open-end management companies registered under the
Investment Company Act of 1940, as directed by participants.  The ACVP
Income &
Growth
portfolio, the MFS Emerging Growth, Investors Trust, New Discovery and Research portfolios as well as the LAC's Growth & Income portfolio were each introduced in 1998. The
LAC Mid-Cap
Value and International portfolios were introduced in 1999.  The VIPF
III Mid-
Cap portfolio and
the FAM Growth, MidCap Growth, Leveraged AllCap and Small Capitalization portfolios were introduced in 2000. All other portfolios have been in existence for more than three years.

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the
Separate Account.
Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

Investment income is recorded when earned.  The first-in, first-out
(FIFO)
method is used to
determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the
Company. Under the provisions of the policies, the Company has the right to charge the Separate
Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the
Company pays no tax
on investment income and capital gains reflected in variable annuity policy reserves. However, the
Company retains the right to charge for any federal income tax incurred which is attributable to the
Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the
Separate Account may also be made.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



2.	Expense Charges

The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

?	A contract administration fee is charged to cover the Company's record
keeping and other
administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

?	A mortality and expense risk fee is charged in return for the
Company's
assumption of risks
associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

?	An annual charge is deducted from the Separate Account value at the end of
each contract year,
upon full withdrawal or at maturity.

?	A transfer charge is imposed on each transfer between portfolios of the
Separate Account in
excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.




Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31,
2000, 1999 and 1998, respectively, were as follows:

							2000		1999		1998

Variable Insurance Products Fund:
	Money Market Portfolio				0.35%		0.27%
	0.30%
	High Income Portfolio				0.68%		0.69%
	0.70%
	Equity-Income Portfolio				0.56%		0.57%
	0.58%
	Growth Portfolio				0.65%		0.66%		0.68%
	Overseas Portfolio       				0.89%		0.91%
	0.91%
	Midcap Portfolio 				0.74%
Variable Insurance Products Fund II:
	Asset Manager Portfolio			0.61%		0.63%		0.64%
	Investment Grade Bond Portfolio		0.54%		0.54%
	0.57%
	Index 500 Portfolio				0.28%		0.28%
	0.35%
	Contrafund Portfolio				0.66%		0.67%
	0.70%
	Asset Manager: Growth Portfolio		0.69%		0.71%
	0.73%
Variable Insurance Products Fund III:
	Balanced Portfolio 				0.58%		0.57%
	0.59%
	Growth & Income Portfolio 			0.58%		0.60%
	0.61%
	Growth Opportunities Portfolio 			0.68%		0.69%
	0.71%
American Century Variable Portfolios. Inc.:
	Balanced Portfolio				0.90%		0.90%
	0.97%
	Capital Appreciation Portfolio			0.98%		1.00%
	1.00%
	International Portfolio				1.23%		1.34%
	1.47%
	Value Portfolio					1.00%		1.00%
	1.00%
	Income and Growth Portfolio			0.70%		0.70%
	0.70%
Massachusetts Financial Services Investment Management:
	VIT Emerging Growth Series Portfolio		0.85%		0.84%
	0.85%
	VIT Investors Trust Series Portfolio 		0.87%		0.88%
	0.88%
	VIT New Discovery Series Portfolio		1.06%		1.07%
	1.17%
	VIT Research Series Portfolio			0.85%		0.86%
	0.86%
Lord, Abbett & Company:
	VC Growth & Income Portfolio			1.03%		0.87%
	0.51%
	VC Mid-Cap Value Portfolio			0.35%		1.10%
	1.10%
	VC International Portfolio 			0.35%		1.35%
	1.35%
Fred Alger Management, Inc.:
	Growth Portfolio 				0.79%
	MidCap Growth Portfolio 			0.84%
	Leveraged AllCap Portfolio			0.90%
	Small Capitalization Portfolio			0.90%



3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended
December 31, 2000, 1999, and 1998 were as follows:

			2000			1999			1998
Portfolio	Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	$9,847,195 $11,509,370 $9,896,659
$7,970,815
	$3,703,516 $2,365,443
	High Income Portfolio	1,443,179 1,186,379 1,824,831
	1,385,584
2,203,912 	1,455,179
	Equity-Income Portfolio	    7,340,857 5,546,193 	7,965,654
4,794,190
8,012,948 	3,161,806
	Growth Portfolio  25,355,569 	11,191,050 	17,129,896 8,141,199
11,455,665
5,223,262
	Overseas Portfolio	3,523,825   1,789,948 2,174,003
1,681,065
2,210,743 	1,203,837
	Midcap Portfolio748,552 		7,069
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  2,619,108 2,150,828 2,532,079 2,064,769
2,586,539
	1,337,735
	Investment Grade Bond Portfolio  1,764,907 	1,486,223
1,050,248
645,964 643,163 	360,716
	Index 500 Portfolio  17,935,473 	10,256,549 16,723,521
	8,334,410
8,451,405 	2,654,171
	Contrafund Portfolio	14,780,381 6,507,119 9,846,069 4,168,776
6,631,801
	2,542,183
	Asset Manager: Growth Portfolio   2,193,146 1,158,787 2,054,380
935,989
1,849,012 575,429

Variable Insurance Products
		Fund III:
	Balanced Portfolio	840,669 415,882 941,456 305,117 732,611
	239,805
	Growth & Income Portfolio	3,349,793 1,862,678 3,551,997
	1,179,785 1,662,264 	300,895
	Growth Opportunities Portfolio	4,570,935 2,330,137 4,921,294
1,981,509 3,263,185 	699,754

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	374,701 247,963 347,553 103,303 335,438
	74,354
	Capital Appreciation Portfolio	2,673,435 822,192 506,000
161,743
242,481 	98,110
	International Portfolio	4,589,204 	1,105,041 1,808,828 875,382
	1,186,094 	282,341
	Value Portfolio	966,441 	408,940 889,409 405,876 911,411
	281,349
	Income & Growth Portfolio	1,084,281 386,598 	678,607
223,003
	32,015 	657

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio	9,219,279 	2,073,226 1,742,516
	382,718
50,012 	769
	VIT Investors Trust Portfolio	792,035 214,749 	387,674 	85,908
	10,927 	164
	VIT New Discovery Portfolio	3,133,817 	663,067 243,815 	56,708
	1,904 	86
	VIT Research Portfolio	1,825,679 	467,907 871,248 	339,513
216,124
	12,607

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,201,559 	365,878 500,032 123,853
	65,826 	952
	VC Mid-Cap Value Portfolio	924,865 102,535 	6,300 	36
	VC International Portfolio	192,432 	47,922 		5,338
	35

Fred Alger Management, Inc.:
	Growth Portfolio	84,790 		1,305
	MidCap Growth Portfolio247,794 		9,030
	Leveraged AllCap Portfolio	720,198 	23,316
	Small Capitalization Portfolio	36,251 	820
	$124,380,350 	$64,338,701 	$88,599,407 	$46,347,250
	$56,458,996 	$22,871,604



Purchases and sales in investment shares for the years ended December
31, 2000,
1999 and 1998
were as follows:

			2000			1999			1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products
		Fund:
	Money Market Portfolio	  9,847,195 11,509,370 9,896,659 7,970,815
3,703,516 	2,365,443
	High Income Portfolio	144,564 120,296 164,559 124,629
	182,097
	116,152
	Equity-Income Portfolio		315,337 235,482 313,424
	186,775
333,565 131,457
	Growth Portfolio	507,707 	225,256 381,116 178,000
	313,179
139,714
	Overseas Portfolio   151,766 	78,597 	103,293 	79,193
	113,804
	62,799
	Midcap Portfolio	37,990 		359
Variable Insurance Products
		Fund II:
	Asset Manager Portfolio  158,305 	129,095 146,117 117,834
	154,704
	79,053
	Investment Grade Bond Portfolio  147,562 123,640 	86,071
52,884
	51,234 		28,666
	Index 500 Portfolio	111,592 63,633 	111,080 55,072
	67,836
		21,228
	Contrafund Portfolio	581,041 258,098 	386,745 	163,454
317,045
	121,579
	Asset Manager: Growth Portfolio	136,158 72,547 	122,687
55,502
	119,343 	37,234

Variable Insurance Products
		Fund III:
	Balanced Portfolio	56,502 	27,838 	60,029 	19,428
	49,386 		16,180
	Growth & Income Portfolio	215,522 119,844 214,573 	71,198
	116,086 	20,914
	Growth Opportunities Portfolio	225,980 116,266 	218,119
87,815
	161,619 	34,583

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	49,891 	32,572 	47,097 	13,854
	42,568 		9,349
	Capital Appreciation Portfolio	158,468 48,824 		47,674
	15,744 	27,753 		11,178
	International Portfolio	399,420 	99,227 	213,741 97,215
	163,237
37,932
	Value Portfolio	166,258 	71,763 	141,795 	64,329
	137,662
	42,112
	Income & Growth Portfolio	141,541 	50,790 	93,839
	30,659
	4,898 	101

Massachusetts Financial
		Services Investment Manager:
	VIT Emerging Growth Portfolio		261,458	60,547 	68,541
	15,021 	2,672 	40
	VIT Investors Trust Portfolio 	38,054 	10,229 	19,009
	4,195 	573 	8
	VIT New Discovery Portfolio	177,149 	38,224 	19,618
	4,724
	203 	9
	VIT Research Portfolio		79,581 	20,366 	43,802
	16,471
	13,680 	795

Lord, Abbett & Company:
	VC Growth & Income Portfolio		53,131 	16,401 	22,304
	5,508 	3,131 	45
	VC Mid-Cap Value Portfolio	71,891 	8,039 	664 	4
	VC International Portfolio	16,633 		5,184
	468
	3

Fred Alger Management, Inc.:
	Growth Portfolio	1,736 		26
	MidCap Growth Portfolio	8,036 		296
	Leveraged AllCap Portfolio	16,695 		563
	Small Capitalization Portfolio	1,446 		34
	14,278,609 	13,543,406 	12,923,024 	9,430,326 	6,079,791
	3,276,571



4.	Purchases and Sales of Investment Securities

Transactions in units for the years ended December 31, 2000, 1999, and 1998 were as follows:

			2000				1999				1998
Portfolio		Purchases	Sales	Purchases	Sales	Purchases	Sales

Variable Insurance Products Fund:
	Money Market Portfolio	815,529 	955,496 835,984 673,072
	295,836
	184,053
	High Income Portfolio	86,666 	73,713 	98,630 	71,545
	121,025 	66,129
	Equity-Income Portfolio	   327,330 246,257 	415,808 205,107
	455,774
	132,401
	Growth Portfolio	833,603 315,837 586,202 	232,604
	444,888
	159,955
	Overseas Portfolio	164,061 80,341 		118,026 80,859
	122,745
	60,018
	Midcap Portfolio	76,796 		674
Variable Insurance Products Fund II:
	Asset Manager Portfolio	91,881 	84,537 	104,912 	82,952
	102,475 	54,816
	Investment Grade Bond Portfolio	123,540 109,893 79,703 46,610
	44,592 	23,051
	Index 500 Portfolio	998,455 531,816 	961,899 	449,674
555,532
	157,217
	Contrafund Portfolio	688,714 	325,142 531,099 207,814
	438,316
156,194
	Asset Manager: Growth Portfolio   112,565 67,124 	123,754
	55,713
	126,892 38,975

Variable Insurance Products Fund III:
	Balanced Portfolio	58,963 	30,339 	68,029
	21,901
		60,349 	19,734
	Growth & Income Portfolio	189,359 113,336 	217,555 68,882
	121,924
	21,402
	Growth Opportunities Portfolio	291,637	161,811 323,436
	127,242
	251,295 52,957

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	26,097 	17,205 	22,428
	7,567
		27,213 	6,100
	Capital Appreciation Portfolio	137,694 	40,430 	41,391
	13,397 	23,494 	9,333
	International Portfolio	249,744 	58,810 	128,347 	54,179
	98,873 	22,399
	Value Portfolio		73,148 	32,764 		63,016
	31,075
	74,591 	22,784
	Income & Growth Portfolio	83,766 	29,043 	52,996
	16,794 	2,779 	57

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio		430,927 97,094 	115,425
	23,198
	4,556 	63
	VIT Investors Trust Portfolio	65,497 		17,224 	32,306
	6,476 	997 	14
	VIT New Discovery Portfolio	140,015 	30,232 	14,948
	3,365
	160 	7
	VIT Research Portfolio	118,678 	30,439 	68,564 	24,701
	22,120 	1,245

Lord, Abbett & Company:
	VC Growth & Income Portfolio	85,575 	23,843 	40,925
	13,578
	6,014 	84
	VC Mid-Cap Value Portfolio	66,754 	7,510 		634
	4
	VC International Portfolio	15,602 		4,851
	431
	3

Fred Alger Management, Inc.:
	Growth Portfolio	10,099 		148
	MidCap Growth Portfolio	28,262 		1,030
	Leveraged AllCap Portfolio	85,925 		2,663
	Small Capitalization Portfolio		4,263 		97




5.	Net Assets

Net assets at December 31, 2000, consisted of the following:

Accumulated
						Net Investment		Net
				Capital		Income and		Unrealized

				Share		Net Realized		Appreciation


Portfolio			Transactions		Gains		of
Investments
	Total

Variable Insurance Products Fund:
	Money Market Portfolio		$2,421,502 	$573,265 	$-
	$2,994,767
	High Income Portfolio		2,952,976 	696,122 	(879,264)
	2,769,834
	Equity-Income Portfolio		13,810,861 	6,156,975 	1,095,227
	21,063,063
	Growth Portfolio	30,226,338 	20,108,210 	(1,410,667)	48,923,881
	Overseas Portfolio	5,150,805 	2,215,222 	(541,236)
	6,824,791
	Midcap Portfolio		739,986 	1,220 	20,807
	762,013

Variable Insurance Products Fund II:
	Asset Manager Portfolio	4,218,968 	3,529,154 	(407,568)
	7,340,554
	Investment Grade Bond Portfolio	1,455,144 	301,351 	72,348
	1,828,843
	Index 500 Portfolio	25,286,076 	4,231,276 	(1,032,163)
	28,485,189
	Contrafund Portfolio	19,250,033 	5,638,219 	(1,206,039)
	23,682,213
	Asset Manager: Growth Portfolio   3,817,343 	945,124
	(545,362)
	4,217,105

Variable Insurance Products Fund III:
	Balanced Portfolio	1,577,518 	112,882 	(89,008)
	1,601,392
	Growth & Income Portfolio	5,093,214 	515,943 	(247,946)
	5,361,211
	Growth Opportunities Portfolio	7,736,867 	676,085
	(1,400,426)
	7,012,526

American Century Variable
		Portfolios, Inc.:
	Balanced Portfolio	612,052 	54,815 		(11,809)
	655,058
	Capital Appreciation Portfolio	2,399,871 	362,047
	(147,313)
	2,614,605
	International Portfolio		5,495,879 	566,623 	(218,911)
	5,843,591
	Value Portfolio		1,671,708 	51,538 		195,370
	1,918,616
	Income & Growth Portfolio	1,191,252 	23,704
	(86,404)
	1,128,552

Massachusetts Financial Services
		Investment Manager:
	VIT Emerging Growth Portfolio	8,358,736 	701,496 	(1,646,515)
	7,413,717
	VIT Investors Trust Portfolio	888,175 	8,122 	11,421
	907,718
	VIT New Discovery Portfolio	2,651,313 	45,664 	(138,853)
	2,558,124
	VIT Research Portfolio		2,027,473 	198,732 	(158,066)
	2,068,139

Lord, Abbett & Company:
	VC Growth & Income Portfolio	1,237,484 	46,385
	160,062
	1,443,931
	VC Mid-Cap Value Portfolio	802,178 		40,011
	85,499
		927,688
	VC International Portfolio	145,512 	(11,778)	(31,745)
	101,989

Fred Alger Management, Inc.:
	Growth Portfolio		83,537 		(70)		(2,644)
	80,823
	MidCap Growth Portfolio	238,952 		(1,050)		(910)
	236,992
	Leveraged AllCap Portfolio	697,611 	(4,864)
	(66,798)
	625,949
	Small Capitalization Portfolio		35,461 		(105)
	(2,193)		33,163

		$152,274,825 		$47,782,318 		$(8,631,106)

	$191,426,037
3/19
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

The accompanying notes are an integral part of the financial statements.

7
Midland National Life Insurance Company
Separate Account A
Statement of Assets
At December 31, 2000

Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998







Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

6
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

10
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

11
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

14






Midland National Life Insurance Company
Separate Account A
Statements of Operations and Changes in Net Assets
For the years ended December 31, 2000, 1999 and 1998

The accompanying notes are an integral part of the financial statements.

13
Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements

FinSepActA.txt

ASSETS					       	2000		1999

Investments:
	Fixed maturities					$2,608,398 	$2,097,305
	Equity securities			      	396,109     364,462
	Policy loans					222,598 	217,012
	Short-term investments				201,858 	102,829
	Other invested assets				73,807 	 65,011

		Total investments		      	3,502,770 	2,846,619

Cash							      1,913 	2,105
Accrued investment income				48,836 	40,683
Deferred policy acquisition costs			554,426 	493,914
Present value of future profits of acquired businesses
                                                18,573 	23,473
Federal income tax asset				1,212 	30,415
Other receivables and other assets			36,197 	34,683
Separate accounts assets				437,000 	394,266

		Total assets				$4,600,927 	$3,866,158

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
	Policyholder account balances			$2,901,389 	$2,280,369
	Policy benefit reserves				429,496 	431,266
	Policy claims and benefits payable		34,395 	31,698
	Other liabilities					130,270 	100,139
	Separate account liabilities			437,000 	394,266

		Total liabilities				3,932,550 	3,237,738

Commitments and contingencies

Stockholder's equity:
	Common stock, $1 par value, 2,549,439 shares authorized,
			2,548,878 shares outstanding	2,549 	2,549
	Additional paid-in capital			33,707 	33,707
	Accumulated other comprehensive loss	(16,106)	(51,130)
	Retained earnings				     648,227 	643,294

		Total stockholder's equity		668,377 	628,420
		Total liabilities and stockholder's equity
                                         	$4,600,927   $3,866,158


				      2000		1999		1998

Revenues:
	Premiums	      	$95,349 	$98,169 	$94,495
	Interest sensitive life and investment product charges
                            160,609 	159,927 	159,115
	Net investment income	235,739 	225,642 	224,939
	Net realized investment losses
                             (7,372)	(9,751)	(6,489)
	Net unrealized (losses) gains on trading securities
                               (275)	(16,124)	2,847
	Other income		6,393 	4,691 	3,157

		Total revenue	490,443 	462,554 	478,064

Benefits and expenses:
	Benefits incurred	    148,750 	139,943 	137,313
	Interest credited to policyholder account balances
                            133,563 	127,786 	133,529

		Total benefits	282,313 	267,729 	270,842

Operating expenses (net of commissions and other expenses deferred)
                        	46,290 	46,283 	47,549
Amortization of deferred policy acquisition costs and present value of future
profits of acquired
businesses	                 60,368 	65,695 	66,189

Total benefits and expenses	388,971 	379,707 	384,580

Income before income taxes	101,472 	82,847 	93,484
Income tax expense		36,539 	29,004 	32,618

		Net income		$64,933 	$53,843 	$60,866



                                             Accumulated
            Additional				   Other
Less
      Total
Common	Paid-in		Comprehensive  Comprehensive Retained
Treasury
	Stockholder's
Stock		Capital		Income (Loss)  Income (Loss)Earnings
Stock
	Equity


Balance at December 31, 1997
 $2,549 	$33,707		$30,838 	$603,763 	$670,857


Comprehensive income:
	Net income
                              $60,866               	60,866 60,866
	Other comprehensive (loss):
Net unrealized loss on available-for-sale investments
                              (4,012)	(4,012)
	(4,012)


Total comprehensive income	$56,854





Dividends paid on common stock 			(15,000)

	(15,000)
Repurchase of minority interest shares

			$(178)		(178)


Balance at December 31, 1998	2,549 		33,707

	26,826 		649,629 	(178)		712,533


Comprehensive (loss):

	Net income					$53,843
	53,843
				53,843
	Other comprehensive (loss):
		Net unrealized loss on available-for-sale investments
	(77,956)
	(77,956)			(77,956)


		Total comprehensive (loss)				$(24,113)

Dividends paid on common stock

	(60,000)			(60,000)
Retirement of treasury stock

		(178)		178


Balance at December 31, 1999	2,549 		33,707
	(51,130)
		643,294 		- 	628,420


Comprehensive income:
	Net income							$64,933
	64,933
				64,933
	Other comprehensive income:
		Net unrealized gain on available-for-sale investments
	35,024
		35,024 				35,024


		Total comprehensive income
	$99,957


Dividends paid on common stock

	(60,000)			(60,000)


Balance at December 31, 2000		$2,549 		$33,707
	$(16,106)		$648,227 	$- 	$668,377



							2000		1999		1998

Cash flows from operating activities:
	Net income					$64,933 	$53,843
	$60,866
	Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
		Amortization of deferred policy acquisition costs and
			present value of future profits of acquired
			businesses			60,368 	65,695
	66,189
		Net amortization of premiums and discounts on
			investments			(4,150)	(1,948)	4,325
		Policy acquisition costs deferred(151,930)(66,199)(54,611)
		Net realized investment losses	7,372	  9,751    	6,489
		Net unrealized losses (gains) on trading securities
                                                 275 	 16,124 (2,847)
		Net proceeds from (cost of) trading securities
                                     		15,011 (37,769)
		Deferred income taxes	      	(4,577)(2,808)(10,849)
		Net interest credited and product charges on
			universal life and investment policies
                                             (27,046) (32,140) (25,586)
		Changes in other assets and liabilities:
			Net receivables			(10,120)(21,756)
	21,365
			Net payables			 45,052 (6,926)
825
			Policy benefits	   		14,033  13,555	8,397
			Other					455    (646)	1,173

		Net cash (used in) provided by operating activities
                                               (5,335) 41,556
	37,967

Cash flows from investing activities:
	Proceeds from investments sold, matured or repaid:
		Fixed maturities		   571,872 	957,817 	1,405,391
		Equity securities		   295,377 	183,458 	304,589
		Other invested assets	   12,371         535       2,601
	Cost of investments acquired:
		Fixed maturities		(1,018,000)	(927,119)	(1,281,839)
		Equity securities		(305,655)	(294,286)	(451,181)
		Other invested assets	(21,167)	(28,498)	(10,346)
	Net change in policy loans	(5,586)	(3,745)	(11,138)
	Net change in short-term investments(99,029) 178,114 	355,337
	Net change in security lending		(50,500)	(257,625)
	Payment for purchase of insurance business, net of
cash acquired								(1,026)

		Net cash (used in) provided by investing activities
                                    	(569,817)	15,776
	54,763


							2000		1999		1998
Cash flows from financing activities:
	Receipts from universal life and investment products
                                         $1,003,901 	$355,962 $317,398
	Benefits paid on universal life and investment products
                                        (368,941)
	(351,943)(396,580)
	Dividends paid on common stock    (60,000)	(60,000) (15,000)
	Repurchase of minority interest shares				(178)

		Net cash provided by (used in) financing activities
                                             574,960  (55,981)(94,360)

(Decrease) increase in cash			(192)		1,351 (1,630)

Cash at beginning of year			2,105 	754 		2,384

Cash at end of year				$1,913 	$2,105 	$754

Supplemental disclosures of cash flow information:
	Cash paid during the year for:
		Interest					$73 	 $96        $119
		Income taxes, paid to parent		26,196 36,976
	45,980




1.	Summary of Significant Accounting Policies

Organization
Midland National Life Insurance Company ("Midland" or the "Company") is a wholly-owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Midland operates predominantly in the individual life and annuity business of the life insurance industry. The
Company is licensed to
operate in 49 states and the District of Columbia.

Basis of Presentation
In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize a loss.

Investments
The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity"; securities that are held for current resale are classified as
"trading securities"; and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company has no securities classified as held-to-maturity.

Trading securities are held for resale in anticipation of short-term market movements. The
Company's trading securities are stated at market value. Gains and losses on these securities, both realized and unrealized, are included in the determination of net income. Net cost of or proceeds from trading securities are included in operating activities in the statements of cash flows.

Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains. Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

For CMO's and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.
When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.
The net investment
in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.



Policy loans and other invested assets are carried at unpaid principal balances.
Short-term
investments are carried at amortized cost, which approximates fair value.

Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

When a decline in value of an investment is determined to be other than temporary, the specific investment is carried at estimated realizable value and its original book value is reduced to reflect this impairment. Such reductions in book value are recognized as realized investment losses in the period in which they were written down.

Recognition of Traditional Life and Health Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired.
Interest rate assumptions
range primarily from 6.25% to 11.25%.

Recognition of Revenue and Policy Benefits for Interest Sensitive Life
Insurance
Products
and Investment Contracts (Interest Sensitive Policies)
Interest sensitive policies are issued on a periodic and single premium basis.
Amounts collected are
credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest credited to the account balances.

Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.75% to 7.5% in 2000,
2.75% to 6.5% in
1999 and 3% to 6.5% in 1998. For certain contracts, these crediting rates extend for periods in excess of one year.



Equity Indexed Products
The Company has sold approximately $378,000 of annuity policies which have a policyholder return which is tied to a major equity market index. In order to fund these benefits the Company has invested in over-the-counter index (call) options which compensate the
Company for any
appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other
Invested Assets" and
amortizes the cost against investment income over the term of the option. When the option matures, any value received by the Company is reflected as investment income
($396 in 2000)
which is offset by the amount credited to the policyholder ($427 in 2000). The following relates to
the options owned as of December 31, 2000:

					Notional amount	     $393,000
					Amortized cost		$12,690
					Market value		$7,885

Deferred Policy Acquisition Costs
Policy acquisition costs which vary with, and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium paying period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies
(up to 25 years) in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for years ended
December 31 are
as follows:

						2000		1999		1998

Deferred policy acquisition costs, beginning
		of year			$493,914 	$417,164 	$416,767

Commissions deferred			133,330 	54,348 	44,072
Underwriting and acquisition expenses deferred
                                   18,600 	11,851 	10,539
Change in offset to unrealized gains and losses
                                   (35,950)	68,557 	3,766
Amortization				(55,468)	(58,006)	(57,980)

Deferred policy acquisition costs, end of year
                                    $554,426 	$493,914 	$417,164

To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses.



Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended
December 31 is summarized below:

					        2000		1999		1998

Balance at beginning of year		$23,473 	$31,162 	$40,397

Adjustment to purchase price	      (1,026)
Amortization				(4,900)	(7,689)	(8,209)

Balance at end of year			$18,573 	$23,473 	$31,162

Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize approximately 24% of the December 31, 2000 balance of PVFP in 2001, 22% in 2002,
20% in
2003, 5% in 2004, and 4% in 2005. The interest rates used to determine the amortization of the
PVFP purchased ranged from 5.5% to 6.5%.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are necessarily based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the
Company compute the
provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal
Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.



Separate Account
Separate account assets and liabilities represent funds held for the exclusive benefit of variable universal life and annuity contractholders. Fees are received for administrative expenses and for assuming certain mortality, distribution and expense risks. Operations of the separate accounts are not included in these financial statements.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations.
Comprehensive
income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.
Comprehensive income for the Company includes net income and unrealized gains and losses
(other comprehensive income) on available-for-sale securities.

Security Lending
The Company periodically entered into agreements to sell and repurchase securities during 2000,
1999 and 1998. Securities out on loan are required to be 100% collateralized.
There were no such
agreements outstanding as of December 31, 2000 and 1999.

Treasury Stock
During the fourth quarter of 1998, the Company purchased its remaining outstanding minority shares from the lone minority stockholder for $178. In 1998 the shares were retained as treasury stock as a reduction to stockholder's equity and were retired during 1999.


2.	Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Short-Term Investments, Policy Loans and Other Invested Assets The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.



Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements.
Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

				December 31, 2000			December 31, 1999
				Carrying	Estimated		Carrying
	Estimated
				Value		Fair Value		Value		Fair
Value

Financial assets:
Fixed maturities, available-
for-sale		     $2,608,398 	$2,608,398   $2,097,305 $2,097,305
	Equity securities, available-
for-sale		      396,109 	396,109 	    293,892 293,892
	Equity securities, trading			     70,570	70,570
	Policy loans	222,598 	222,598         217,012 217,012
	Short-term investments	201,858 	201,858   102,829 102,829
	Other investments	  73,807 	73,807 	    65,011	65,011

Financial liabilities:
	Investment-type insurance
		contracts	1,395,626 	1,258,609 	    810,219 796,148



3.	Investments and Investment Income

Fixed Maturities and Equity Security Investments
The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

							December 31, 2000
					            Gross		Gross
					            Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value


Fixed maturities:


	U.S. Treasury and other U.S. Government
corporations and agencies	$129,243 	$9,195 	$54 	$138,384
	Corporate securities	1,571,682 	29,799   75,109 	1,526,372
	Mortgage-backed securities 928,398 	10,366   10,186 	928,578
	Other debt securities	   14,860 	   224  	20 	15,064

	Total fixed maturities 	 2,644,183 	49,584   85,369 	2,608,398

Equity securities			   397,546 	21,768    23,205 	396,109

	Total available-for-sale $3,041,729 $71,352 $108,574  $3,004,507


							December 31, 1999
            					Gross		Gross
		             			Unrealized	Unrealized
	Estimated
					Amortized	Holding	Holding	Fair
					Cost		Gains		Losses	Value

Fixed maturities:
	U.S. Treasury and other U.S. Government
corporations and agencies   $142,991 	$1,619     $2,512
$142,098
	Corporate securities 1,156,301 	8,186		76,620
1,087,867
	Mortgage-backed securities 885,155 	475 		33,348
852,282
	Other debt securities	14,861 	225 		28
	15,058

	Total fixed maturities	2,199,308 	10,505    112,508
2,097,305

Equity securities			318,944 	11,521     36,573
293,892

	Total available-for-sale $2,518,252 $22,026  $149,081
$2,391,197

The cost of the equity securities classified as trading securities was
$84,509
at December 31, 1999.
During 2000, the Company did not acquire any securities which it classified as trading securities.
In the fourth quarter of 2000 the Company determined that the remaining securities designated as trading securities were no longer held for current resale and as a result reclassified these securities as available-for-sale securities at the market value on the date of transfer of
$45,606.  The Company
had previously reflected the unrealized gains and losses related to these securities in the determination of net income.



The unrealized depreciation on the available-for-sale securities in 2000 and
1999 is reduced by
deferred policy acquisition costs and deferred income taxes and is reflected as accumulated other comprehensive income in the statements of stockholder's equity:

						2000		1999

Net unrealized depreciation		$(37,222)	$(127,055)
Deferred policy acquisition costs	  12,443 		48,393
Deferred income taxes		         8,673 		27,532

Accumulated other comprehensive loss  $(16,106)		$(51,130)

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities and equity security investments arising during the period less the realized losses included in income, deferred policy acquisition costs and deferred income taxes as follows:

							2000		1999		1998

Unrealized holding gains (losses) arising in the current period:
	Fixed maturities			   $60,815    $(155,733)  $(11,399)
	Equity securities			    21,644      (42,539)  (5,025)
	Less reclassification
adjustment for
losses released into income	           7,374 		9,783   6,484
	Less DAC impact			   (35,950)	     68,557     	3,766
	Less deferred income tax effect  (18,859)  	41,976 	2,162

		Net other comprehensive income (loss)
                                     $35,024 	   $(77,956)
$(4,012)

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31,
2000, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

							Amortized		Estimated
							Cost			Fair Value

Due in one year or less				$15,497 		$15,598
Due after one year through five years	385,424 		384,976
Due after five years through ten years	481,282 		491,495
Due after ten years				833,582 		787,752
Securities not due at a single maturity date (primarily
mortgage-backed securities)		      928,398 		928,577

		Total fixed maturities		$2,644,183 		$2,608,398


Investment Income and Investment (Losses) Gains
Major categories of investment income are summarized as follows:

				       	2000		1999		1998

Gross investment income:
	Fixed maturities			$185,212 	$168,511 	$173,475
	Equity securities	       	36,727 	31,366 	22,563
	Policy loans			16,237 	15,913 	15,331
	Short-term investments		11,241 	10,690 	24,308
	Other invested assets		1,989 	3,202 	2,730

	Total gross investment income	251,406 	229,682 	238,407

Investment expenses	      	15,667 	4,040 	13,468

	Net investment income		$235,739 	$225,642 	$224,939

Investment expenses for 2000 reflect amortization of investment options acquired of $10,200.

The major categories of investment gains and losses reflected in the income statement are summarized as follows:

			2000			1999			1998
			Unrealized -		Unrealized -
	Unrealized -
			Trading          		Trading
Trading
    Realized	Securities	Realized	Securities	Realized
	Securities

Fixed maturities
     $(5,404)	       	$(3,668)	       	$185
Equity securities
	(1,970)	$(275)	(6,115)	$(16,124)	(6,669)
	$2,847
Other
         	2 		          32      			(5)

	Net investment
	(losses) gains
       $(7,372)	$(275)	$(9,751)	$(16,124)	$(6,489)
	$2,847

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2000, 1999, and
1998 were as
follows:

		2000				1999				1998
		Fixed				Fixed				Fixed
		Maturities	Equity	Maturities	Equity	Maturities
	Equity

Proceeds from sales
         	$433,163 	$267,944 	$629,645 	$168,763 	$744,300
	$304,589
Gross realized gains
         	7,356 	8,926 	4,579 	1,514 	7,527
	442
Gross realized losses
         	(1,140)	(7,035)	(8,443)	(3,265)	(7,313)
	(6,303)


Other
At December 31, 2000 and 1999, securities amounting to $4,191 and
$14,986,
respectively, were
on deposit with regulatory authorities as required by law.

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the
Company had no
investments in one entity which exceeded 10% of stockholder's equity at December
31, 2000,
except for the following investment with the following carrying value:

	Norwest Asset Sec. Corp	$71,405


4.	Income Taxes

The significant components of the provision for federal income taxes are as follows:

   					2000		1999		1998

Current	       		$41,116 	$31,812 	$43,467
Deferred				(4,577)	(2,808)	(10,849)

	Total federal income tax expense $36,539 $29,004 $32,618

Income tax expense differs from the amounts computed by applying the U.S.
Federal income tax
rate of 35% to income before income taxes as follows:

						  2000     	1999	 1998

At statutory federal income tax rate  $35,515 	$28,997 $32,720
Dividends received deductions	      (1,207)	(522)	   (191)
Other, net					2,231 	529    	89

		Total federal income tax expense
                                   $36,539	$29,004  $32,618

The federal income tax asset as of December 31 is comprised of the following:

					      		2000		1999

Net deferred income tax asset		       	$(9,033)	$(23,315)
Income taxes currently payable (receivable)	7,821         (7,100)

		Federal income tax asset		$(1,212)	$(30,415)


The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                    						2000		1999

Deferred tax liabilities:
	Present value of future profits of acquired business
                                                     $6,501
	$8,216
	Deferred policy acquisition costs			141,659
124,098

		Total deferred income tax liabilities	148,160
132,314

Deferred tax assets:
	Policy liabilities and reserves			131,756
106,069
	Investments						       21,453
	48,599
	Other, net					           	3,984     	961
		Total gross deferred income tax assets	157,193   155,629

		Net deferred income tax asset			$(9,033)
$(23,315)

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. As a result of an
Internal Revenue
Service examination with respect to a prior period transaction, approximately
$8,000 was treated as
a deemed payment from this memorandum account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $58,000 balance in the policyholders' surplus account at
December 31, 2000.


5.	Reinsurance

The Company is involved in both the cession and assumption of reinsurance with other companies.
Reinsurance premiums and claims ceded and assumed for the years ended
December
31 are as
follows:

2000				1999				1998
Ceded	Assumed		Ceded	Assumed	     Ceded	Assumed

Premiums
$33,355 $5,246 		$20,244 $4,910     	$20,280 	$6,106


Claims
17,607 4,987 		10,529 4,777 	     11,495 	5,954



The Company generally reinsures the excess of each individual risk over $500 on ordinary life
policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement.

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


6.	Statutory Financial Data and Dividend Restrictions

In 1999, the Company redomesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National
Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of the Company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The
Company paid a
statutory stockholder dividend of $60,000 and $126,000 in 2000 and 1999, respectively.  Dividends
payable in 2001 up to $60,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December
31, 2000
and 1999 is
approximately $64,000 and $69,000, respectively, and capital and surplus at
December 31, 2000
and 1999 is approximately $365,000 and $386,000, respectively, in accordance with statutory accounting principles.

In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The
Iowa Insurance Division has adopted the Codification guidance, effective January
1, 2001.  The
effect of adoption on the Company's statutory surplus is expected to increase surplus by approximately $40 million (unaudited), primarily as a result of recording deferred tax asset, reestablishment of a goodwill asset, elimination of the cost-of-collections liability, and non-admission of certain assets.




7.	Employee Benefits

The Company participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of
December 31, 2000 and 1999. The amounts reflect an allocation of the Company's portion of the
SEI plan:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999

Benefit obligation at December 31
                             $9,012      $6,421     $1,218
	$1,327
Fair value of plan assets at December 31	3,754 		3,962

Funded status at December 31	$(5,258)	$(2,459)	$(1,218)$(1,327)

Accrued benefit liability recognized in financial statements
                         	$2,034 	$1,292 	$1,648
	$1,650

The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.
The amounts of contributions made to and benefits paid from the plan are as follows:

                        Pension Benefits		Other Benefits
                         2000		1999		2000		1999

Employer contributions	      			$112 		$123
Employee contributions					54 		57
Benefit payments		$173 		$184 		166 		180

The following table provides the net periodic benefit cost for the years ended
2000, 1999, and 1998:

Pension Benefits				Other Benefits
2000		1999		1998		2000		1999		1998
Net periodic benefit costs
$742 		$676 	      $524 		$110 	       $123		$126

The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

					Pension Benefits		Other Benefits
					2000		1999		2000		1999
Weighted-average assumptions as of
December 31:
	Discount rate		7.50%		7.75%		7.50%		7.75%
	Expected return on plan assets
                            	8.75%		8.75%		N/A		N/A
	Rate of compensation increase
                  		4.25%		4.25%		N/A		N/A




For measurement purposes, a 6% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2000. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2006 and remain at that level thereafter.

The Company also participates in a noncontributory Employee Stock
Ownership Plan
("ESOP")
which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for
2000, 1999, and 1998 were $1,191, $1,375, and $1,381, respectively.
The expense
for 2000, 1999,
and 1998 was $2,917, $1,306, and $1,725, respectively.  All
contributions to the
ESOP are held in
trust.


8.	Commitments and Contingencies

Lease Commitments
Midland's home office building has been conveyed to the City of Sioux
Falls,
South Dakota, and
leased back in a transaction in which the City issued $4,250 of Industrial
Revenue Bonds for face
value. The bonds are collateralized by $2,079 of Midland's investments in government bonds. The lease includes a purchase option under which Midland may repurchase the building upon repayment of all bonds issued. The lease terms provide for 10 annual payments equivalent to principal of $425 beginning in 1993 and semiannual payments through 2002 in amounts equivalent
to interest at 5.5% on the outstanding revenue bond principal. The ownership of the building passes to the Company at the end of the agreement. The building and land costs have been capitalized and are carried as part of other assets and the lease obligation as part of other liabilities.

The Company also leases certain equipment and office space. Rental expense on operating leases amounted to $2,365, $2,004, and $1,511 for the years ended December 31, 2000,
1999, and 1998,
respectively. The minimum future rentals on capital and operating leases at
December 31, 2000,
are as follows:

Year Ending December 31		Capital 	Operating		Total

				2001	$466 		$1,916 		$2,382
				2002	442 		1,495 		1,937
				2003	            1,132 		1,132
				2004			  795 		795
				2005			  799 		799
				Thereafter		3,408 		3,408
	Total				908 		$9,545 		$10,453

Less amount representing interest
                   		58
Present value of amounts due under capital leases
                             $850



Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. Litigation is subject to many uncertainties and the outcome of individual litigated matters is not predictable with assurance; however, in the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position.


9.	Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $3,880,
$3,022, and $1,552 in 2000, 1999, and 1998, respectively, related to these contracts.

The Company pays investment management fees to an affiliate (Midland
Advisors
Company).  Net
fees related to these services were $1,781, $1,688, and $1,855 in 2000, 1999, and 1998,
respectively.

The Company provides certain insurance and non-insurance services to North
American Company
for Life and Health Insurance ("North American"). The Company was reimbursed
$6,076, $4,786,
and $1,465 in 2000, 1999, and 1998, respectively, for the costs incurred to render such services.

In 1998, the Company sold certain securities to North American at the current market value of
$15,856, incurring a realized loss of $2,736. In addition, the Company acquired securities totaling
$22,679 from North American.


10.	Mortgage Loan Operations

In January 1999, the Company acquired a mortgage loan operation whose primary business was to underwrite, originate and resell mortgage loans with the intent of dividending the remaining net assets to SEI during 1999. Effective December 1, 1999, this operation was dividended to SEI at the remaining value of the underlying assets. Due to the temporary nature of the transaction, the capital contributed of $67,554, the losses for the 11 months of $1,602, and the ultimate dividend have been excluded from the financial statements.


11.	Recently Issued Accounting Standards

Statement of Financial Accounting Standards No. 133, "Accounting for
Derivative
Instruments and
Hedging Activities" ("SFAS #133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value beginning in 2001. Changes in the fair value of derivative instruments are to be recorded either in current operations or other comprehensive income, depending on the type of derivative and how it is used. The Company's derivatives consist primarily of liability options tied to major equity indexes and related investment options. The
Company has analyzed the impact of adopting SFAS #133 and does not believe it will have a material impact on its financial statements.


Midland National Life Insurance Company
Index to Financial Statements




Midland National Life Insurance Company
Balance Sheets
At December 31, 2000 and 1999
(Amounts in thousands, except share and per share amounts)

The accompanying notes are an integral part of the financial statements.

2
Midland National Life Insurance Company
Statements of Income
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

3
Midland National Life Insurance Company
Statements of Stockholder's Equity
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

The accompanying notes are an integral part of the financial statements.

5
Midland National Life Insurance Company
Statements of Cash Flows
For the years ended December 31, 2000, 1999 and 1998
(Amounts in thousands)

Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

24
Midland National Life Insurance Company
Notes to Financial Statements
(Amounts in thousands)

FinGenAct.txt









                                    PART II


                          UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of Section 15(d) of the Securi-

ties Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING


    Insofar as indemnification for liability arising under the Securities

Act of 1933 may be permitted to directors, officers and controlling per-

sons of the registrant pursuant to the foregoing provisions, or other-

wise, the registrant has been advised that in the opinion of the Securi-

ties and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnifi-

cation by it is against public policy as expressed in the Act and will be governed by the final jurisdiction of such issue.

UNDRTAKE.txt

REPRESENTATION PURSUANT TO SECTION 26 (e) OF THE INVESTMENT COMPANY ACT

Midland National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Midland National Life Insurance Company.

S6FORM.TXT

                      CONTENTS OF REGISTRATION STATEMENT
                      ----------------------------------

This Registration Statement comprises the following Papers and
Documents:

    The facing sheet.

    The prospectus consisting of 50 pages.

    The undertaking to file reports.

    Representation pursuant to Section 26(e) of the Investment
       Company Act.

    The signatures.

    Written consents of the following persons:

    (a)  Jack L. Briggs 1

    (b)  Timothy A. Reuer    6

    (c)  Sutherland Asbill & Brennan L L P    6

    (d)  PricewaterhouseCoopers  L L P    6

    The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to the exhibits in Form N-8B-2:

    (1)  Resolution of the Board of Directors of Midland National Life

         establishing the Separate Account A. 1

    (2)  Not applicable.

    (3)  (a)  Principal Underwriting Agreement. 1

         (b)  Selling Agreement. 1

         (c)  Commission schedule. 2
              --------------------

    (4)  Not applicable.

    (5)  Form of Contract. 1
-----------------------

    (6)  (a)  Articles of Incorporation of Midland National Life. 1

         (b)  By-Laws of Midland National Life. 1

    (7)  Not applicable.

    (8)  (a)  Participation Agreements for Fidelity Distributors

              Corporation/Variable Insurance Products Fund, and

              Variable Products Fund II. 1

    (8) (b)  Amendments to Participation Agreement for Fidelity

             Distributors Corporation / Variable Insurance Products

             Fund, and Variable Products Fund II. 4

    (8)  (c)  Participation Agreement for Fidelity Distributors

              Corporation/Variable Insurance Products Fund III.    3

    (8)  (d)  Participation Agreement for American Century Investment

              Services, Inc.    3

    (8) (e)  Amendments to Participation Agreement for Lord Abbett

             Series Fund, Inc. 7

(8) (f)  Participation Agreement for Massachusetts Financial Variable

              Insurance Trusts.   5

    (8)  (g)  Participation Agreement for Lord Abbett Series Funds, Inc.
5

    (8)  (h)  Participation Agreement for Fred Alger Management, Inc.  6

    (8)  (i)  Amendments to Participation Agreement for Fidelity
Distributors
              Corporation/Variable Insurance Products Fund III.  6

    (9)  Not applicable.

    (10) Application Form. 1

    (11) Memorandum describing Midland National Life's insurance, transfer and redemption procedures for the Contract. 2

2.  See Exhibit 1(5).
    ---

3.  Opinion and Consent of Jack L. Briggs. 2

4.  No financial statements are omitted from the Prospectus pursuant to

    Instruction 1(b) or (c) or Part I.

5.  Not applicable.

6.  Opinion and Consent of Timothy A. Reuer  8

7.  Consent of Sutherland Asbill & Brennan  L L P    8

8.  Consent of PricewaterhouseCoopers  L L P     8






1 Incorporated by reference to the like-numbered exhibit in Post-Effective Amendment No. 1 to Form S-6, File No. 333-14061 for Midland National Life Separate Account A, on April 28,
1998.
2        Filed previously in Pre-Effective Amendment No. 1 on October
26, 1994.
3        Filed in Post Effective Amendment No. 3, on April 29, 1997.
4 Incorporated by reference to the like-numbered exhibit in Pre-Effective Amendment No. 2 to Form S-6, File No. 333-14061 for Midland National Life Separate Account A, on April 23,
1997.
5 Incorporated by reference to the like-numbered exhibit in Post-Effective Amendment No. 3 to Form S-6, File No. 333-14061 for Midland National Life Separate Account A, on April 29,
1999.
6        Incorporated to the like-numbered exhibit in Post-Effective
Amendment
         No. 6 for Form S-6 File No. 333-14061 on February 15, 2001.
7 Incorporated by reference to the like-numbered exhibit in Pre-Effective Amendment No. 1 to Form S-6, File No. 333-80975 for Midland National Life Separate Account A, on August 31,
1999.
8        Filed herein.



CONVUL2.txt

                             SIGNATURES
                             __________

    As required by the Securities Act of 1933, the Registrant, Midland National Life Separate Account A certifies that it meets all the requirements for effectiveness of this registration statement pursuant
    to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of
    Sioux Falls, South Dakota, on the 12th day of April, 2001.


                                    Midland National Life Separate
Account A

   (Seal)                      By:  Midland National Life Insurance
Company


                               By:_/s/Michael M. Masterson______________
                                    President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following
Officers
    and Directors of Midland National Life Insurance Company in the capacities and on the dates indicated.





   Signature                   Title                           Date
   ---------                   -----                           ----

   /s/_ Michael M. Masterson   Director, Chairman of the       April 12,
2001
   Michael M. Masterson        Board, Chief Executive
                               Officer and President

   _/s/ John J. Craig II       Director, Executive Vice        April 12,
2001
   John J. Craig II            President and Chief
                               Operating Officer

   _/s/ Steven C. Palmitier    Director, Senior Vice           April 12,
2001
   Steven C. Palmitier         President and Chief
                               Marketing Officer

   _/s/ Stephen P. Horvat, Jr. Director, Senior Vice           April 12,
2001
   Stephen P. Horvat, Jr.      President - Legal

   _/s/ Thomas M. Meyer        Senior Vice President           April 12,
2001
   Thomas M. Meyer             and Chief Financial
                               Officer

   _____________________       Director                        April 12,
2001
   Robert W. Korba





SigVUL2.txt

                                               Registration No. 33-76318
                                               POST EFFECTIVE AMENDMENT
NO.5

________________________________________________________________________
________
------------------------------------------------------------------------
--------





                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549



                      ____________________________________


                                    EXHIBITS

                                       TO

                                    FORM S-6

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A

                                      AND

                    MIDLAND NATIONAL LIFE INSURANCE COMPANY


                      ____________________________________










________________________________________________________________________
________
------------------------------------------------------------------------
--------

EXHVUL2.txt

                                 EXHIBIT INDEX




        Exhibit
       _________


     6. Opinion and Consent of Timothy A. Reuer

     7. Consent of Sutherland Asbill & Brennan L L P

     8. Consent of PricewaterhouseCoopers L L P






IndVUL2.txt

                                   April 12, 2001

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193

Gentlemen:
    This opinion is furnished in connection with the filing of Post-Effective Amendment No. 5 to Registration Statement No. 33-76318 on
Form S-6 ("Registration Statement") which covers premiums expected to be received under the flexible premium Variable Universal Life 2 Insurance policy ("Policy") to be offered by Midland National Life Insurance Company.
The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy forms were prepared under my direction, and I am familiar with the Registration Statement and
Exhibits thereto.  In my opinion:

        The illustrations of death benefits, contract fund and accumulated premiums in Appendix A of the Prospectuses included in
        the Registration Statement (the "Prospectus"), based on the assumptions stated in the illustrations, are consistent with the provisions of the Contract. The rate structure of the Contracts has not been designed so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be correspondingly more favorable to prospective purchasers of Contracts aged 35 in the underwriting classes illustrated than to prospective purchasers of Contracts at other ages or underwriting classes.

    I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement.

                                   Sincerely,



                                   /s/ Timothy A. Reuer______________
                                   Timothy A. Reuer, FSA
			                 Vice President - Product Development
TARVUL2.txt

                        April 12, 2001

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193


      RE: Variable Universal Life 2
          Form S-6, File No. 33-76318


Gentlemen:

We hereby consent to the reference to our name under the caption "Legal Matters" in the Prospectus filed as part of the Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed by Midland National
Life Insurance Company Separate Account A for certain variable life insurance contracts (File No. 33-76318). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,



SUTHERLAND ASBILL & BRENNAN L L P



by: __/s/Frederick_R._Bellamy__
      Frederick R. Bellamy


ConsentSABVUL2.txt

CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in Post effective Amendment No. 5 to this Registration
Statement of Midland National Life Separate Account A on Form S-6 (File
No. 33-
76318) of our reports dated March 9, 2001, on our audits of the financial statements of
Midland National Life Separate Account A and the financial statements of
Midland
National Life Insurance Company, respectively. We also consent to the reference of our firm under the caption "Financial" in such Registration Statement.



						PRICEWATERHOUSECOOPERS LLP

Minneapolis, Minnesota
April 24, 2001

PWC Consent for VUL2.txt